Filed electronically with the Securities and Exchange Commission on April 30, 1998

                                                               File No. 2-78122
                                                               File No. 811-3495

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.
                                  ----

      Post-Effective Amendment No.  27
                                   ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      AMENDMENT No.  23
                    ----

                               Scudder Fund, Inc.
               --------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

                  345 Park Avenue, New York, NY          10154
               -----------------------------------       -----
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-3033
                                                           --------------

                               Thomas F. McDonough
                        Scudder Kemper Investments, Inc.
                    Two International Place, Boston MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

              immediately upon filing pursuant to paragraph (b),
      -----

        X     on May 1, 1998 pursuant to paragraph (b),
      -----

              60 days after filing pursuant to paragraph (a)(1),
      -----

              on May 1, 1998 pursuant to paragraph (a)(1)
      -----

              75 days after filing pursuant to paragraph (a)(2)
      -----

              on __________ pursuant to paragraph (a)(2) of Rule 485.
      -----

                               SCUDDER FUND, INC.
                           SCUDDER MONEY MARKET SERIES
                       SCUDDER PREMIUM MONEY MARKET SHARES
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

  Item No.    Item Caption           Prospectus Caption
  --------    ------------           ------------------

     1.       Cover Page             COVER PAGE

     2.       Synopsis               EXPENSE INFORMATION

     3.       Condensed Financial    FINANCIAL HIGHLIGHTS
              Information            DISTRIBUTION AND PERFORMANCE
                                        INFORMATION

     4.       General Description    INVESTMENT OBJECTIVE AND POLICIES
              of Registrant          WHY INVEST IN SCUDDER PREMIUM MONEY
                                        MARKET SHARES OF THE FUND?
                                     ADDITIONAL INFORMATION ABOUT POLICIES
                                        AND INVESTMENTS
                                     FUND ORGANIZATION

     5.       Management of the      FINANCIAL HIGHLIGHTS
              Fund                   A MESSAGE FROM SCUDDER'S PRESIDENT
                                     FUND ORGANIZATION--Investment adviser,
                                        Transfer agent
                                     SHAREHOLDER BENEFITS--A team approach
                                        to investing
                                     DIRECTORS AND OFFICERS

    5A.       Management's           NOT APPLICABLE
              Discussion of Fund
              Performance

     6.       Capital Stock and      DISTRIBUTION AND PERFORMANCE
              Other Securities          INFORMATION--Dividends and capital
                                        gains distributions
                                     FUND ORGANIZATION
                                     TRANSACTION INFORMATION
                                     SHAREHOLDER BENEFITS--SAIL(TM)--Scudder
                                        Automated Information Line,
                                        Dividend reinvestment plan, T.D.D.
                                        service for the hearing impaired
                                     HOW TO CONTACT SCUDDER

     7.       Purchase of            PURCHASES
              Securities Being       FUND ORGANIZATION--Underwriter
              Offered                TRANSACTION INFORMATION--Purchasing
                                        shares, Share price, Processing
                                        time, Minimum balances, Third
                                        party transactions
                                     SHAREHOLDER BENEFITS--Dividend
                                        reinvestment plan
                                     SCUDDER TAX-ADVANTAGED RETIREMENT
                                        PLANS
                                     INVESTMENT PRODUCTS AND SERVICES

     8.       Redemption or          EXCHANGES AND REDEMPTIONS
              Repurchase             TRANSACTION INFORMATION--Redeeming
                                        shares, Tax identification number,
                                        Minimum balances

     9.       Pending Legal          NOT APPLICABLE
              Proceedings


                            Cross Reference - Page 1

                       SCUDDER PREMIUM MONEY MARKET SHARES
                                   (continued)

PART B

                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     ORGANIZATION OF THE FUNDS
              and History

    13.       Investment Objectives   THE FUND'S INVESTMENT OBJECTIVE AND
              and Policies               POLICIES
                                      PORTFOLIO TRANSACTIONS--Brokerage
                                         Commissions, Portfolio Turnover

    14.       Management of the Fund  INVESTMENT ADVISER
                                      DIRECTORS AND OFFICERS
                                      REMUNERATION

    15.       Control Persons and     DIRECTORS AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER
              and Other Services      DISTRIBUTOR
                                      ADDITIONAL INFORMATION--Experts,
                                         Other Information

    17.       Brokerage Allocation    PORTFOLIO TRANSACTIONS--Brokerage
              and Other Practices        Commissions, Portfolio Turnover

    18.       Capital Stock and       ORGANIZATION OF THE FUNDS
              Other Securities        DIVIDENDS AND CAPITAL GAINS
                                         DISTRIBUTIONS

    19.       Purchase, Redemption    PURCHASES
              and Pricing of          EXCHANGES AND REDEMPTIONS
              Securities Being        FEATURES AND SERVICES OFFERED BY THE FUND
              Offered                    --Dividend and Capital Gain
                                         Distribution Options
                                      SPECIAL PLAN ACCOUNTS
                                      NET ASSET VALUE

    20.       Tax Status              DIVIDENDS AND CAPITAL GAINS
                                         DISTRIBUTIONS
                                      TAXES

    21.       Underwriters            DISTRIBUTOR

    22.       Calculation of          PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS


                            Cross Reference - Page 2

                               SCUDDER FUND, INC.
                             SCUDDER MANAGED SHARES
                           SCUDDER MONEY MARKET SERIES
                      SCUDDER TAX FREE MONEY MARKET SERIES
                     SCUDDER GOVERNMENT MONEY MARKET SERIES
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

  Item No.    Item Caption           Prospectus Caption
  --------    ------------           ------------------

     1.       Cover Page             COVER PAGE

     2.       Synopsis               EXPENSE INFORMATION

     3.       Condensed Financial    FINANCIAL HIGHLIGHTS
              Information            DISTRIBUTION AND PERFORMANCE
                                        INFORMATION

     4.       General Description    INVESTMENT OBJECTIVE AND POLICIES of
              Registrant             WHY INVEST IN MANAGED SHARES?
                                     ADDITIONAL INFORMATION ABOUT POLICIES
                                        AND INVESTMENTS
                                     FUND ORGANIZATION

     5.       Management of the      FINANCIAL HIGHLIGHTS
              Fund                   A MESSAGE FROM SCUDDER'S PRESIDENT
                                     FUND ORGANIZATION--Investment adviser,
                                        Transfer agent
                                     SHAREHOLDER BENEFITS--A team approach
                                        to investing
                                     DIRECTORS AND OFFICERS

    5A.       Management's           NOT APPLICABLE
              Discussion of Fund
              Performance

     6.       Capital Stock and      DISTRIBUTION AND PERFORMANCE
              Other Securities          INFORMATION--Dividends and capital
                                        gains distributions
                                     FUND ORGANIZATION
                                     TRANSACTION INFORMATION
                                     SHAREHOLDER BENEFITS--SAIL(TM)--Scudder
                                        Automated Information Line,
                                        Dividend reinvestment plan
                                     HOW TO CONTACT SCUDDER

     7.       Purchase of            PURCHASES
              Securities Being       FUND ORGANIZATION--Underwriter
              Offered                TRANSACTION INFORMATION--Purchasing
                                        shares, Share price, Processing
                                        time, Minimum balances, Third
                                        party transactions
                                     SHAREHOLDER BENEFITS--Dividend
                                        reinvestment plan
                                     SCUDDER TAX-ADVANTAGED RETIREMENT
                                        PLANS
                                     INVESTMENT PRODUCTS AND SERVICES

     8.       Redemption or          EXCHANGES AND REDEMPTIONS
              Repurchase             TRANSACTION INFORMATION--Redeeming
                                        shares, Tax identification number,
                                        Minimum balances

     9.       Pending Legal          NOT APPLICABLE
              Proceedings


                            Cross Reference - Page 3

                             SCUDDER MANAGED SHARES
                                   (continued)

PART B

                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     ORGANIZATION OF THE FUNDS
              and History

    13.       Investment Objectives   THE FUND'S INVESTMENT OBJECTIVE AND
              and Policies               POLICIES
                                      PORTFOLIO TRANSACTIONS--Brokerage
                                         Commissions, Portfolio Turnover

    14.       Management of the Fund  INVESTMENT ADVISER
                                      DIRECTORS AND OFFICERS
                                      REMUNERATION

    15.       Control Persons and     DIRECTORS AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER
              and Other Services      DISTRIBUTOR
                                      ADDITIONAL INFORMATION--Experts,
                                         Other Information

    17.       Brokerage Allocation    PORTFOLIO TRANSACTIONS--Brokerage
              and Other Practices        Commissions, Portfolio Turnover

    18.       Capital Stock and       ORGANIZATION OF THE FUNDS
              Other Securities        DIVIDENDS AND CAPITAL GAINS
                                         DISTRIBUTIONS

    19.       Purchase, Redemption    PURCHASES
              and Pricing of          EXCHANGES AND REDEMPTIONS
              Securities Being        FEATURES AND SERVICES OFFERED BY THE
              Offered                    FUND--Dividend and Capital Gain
                                         Distribution Options
                                      SPECIAL PLAN ACCOUNTS
                                      NET ASSET VALUE

    20.       Tax Status              DIVIDENDS AND CAPITAL GAINS
                                         DISTRIBUTIONS
                                      TAXES

    21.       Underwriters            DISTRIBUTOR

    22.       Calculation of          PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS


                            Cross Reference - Page 4

                               SCUDDER FUND, INC.
                          SCUDDER INSTITUTIONAL SHARES
                           SCUDDER MONEY MARKET SERIES
                      SCUDDER TAX FREE MONEY MARKET SERIES
                     SCUDDER GOVERNMENT MONEY MARKET SERIES
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

  Item No.    Item Caption           Prospectus Caption
  --------    ------------           ------------------

     1.       Cover Page             COVER PAGE

     2.       Synopsis               EXPENSE INFORMATION

     3.       Condensed Financial    FINANCIAL HIGHLIGHTS
              Information            DISTRIBUTION AND PERFORMANCE
                                        INFORMATION

     4.       General Description    INVESTMENT OBJECTIVE AND POLICIES
              of Registrant          WHY INVEST IN INSTITUTIONAL SHARES?
                                     ADDITIONAL INFORMATION ABOUT POLICIES
                                        AND INVESTMENTS
                                     FUND ORGANIZATION

     5.       Management of the      FINANCIAL HIGHLIGHTS
              Fund                   A MESSAGE FROM SCUDDER'S PRESIDENT
                                     FUND ORGANIZATION--Investment adviser,
                                        Transfer agent
                                     SHAREHOLDER BENEFITS--A team approach
                                        to investing
                                     DIRECTORS AND OFFICERS

    5A.       Management's           NOT APPLICABLE
              Discussion of Fund
              Performance

     6.       Capital Stock and      DISTRIBUTION AND PERFORMANCE
              Other Securities          INFORMATION--Dividends and capital
                                        gains distributions
                                     FUND ORGANIZATION
                                     TRANSACTION INFORMATION
                                     SHAREHOLDER BENEFITS--Dividend
                                        reinvestment plan
                                     HOW TO CONTACT SCUDDER

     7.       Purchase of            PURCHASES AND REDEMPTIONS
              Securities Being       FUND ORGANIZATION--Underwriter
              Offered                TRANSACTION INFORMATION--Purchasing
                                        shares, Share price, Minimum
                                        balances, Third party transactions
                                     SHAREHOLDER BENEFITS--Dividend
                                        reinvestment plan

     8.       Redemption or          PURCHASES AND REDEMPTIONS
              Repurchase             TRANSACTION INFORMATION--Redeeming
                                        shares, Tax identification number,
                                        Minimum balances

     9.       Pending Legal          NOT APPLICABLE
              Proceedings


                            Cross Reference - Page 5

                          SCUDDER INSTITUTIONAL SHARES
                                   (continued)

PART B

                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     ORGANIZATION OF THE FUNDS
              and History

    13.       Investment Objectives   THE FUND'S INVESTMENT OBJECTIVE AND
              and Policies               POLICIES
                                      PORTFOLIO TRANSACTIONS--Brokerage
                                         Commissions, Portfolio Turnover

    14.       Management of the Fund  INVESTMENT ADVISER
                                      DIRECTORS AND OFFICERS
                                      REMUNERATION

    15.       Control Persons and     DIRECTORS AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER
              and Other Services      DISTRIBUTOR
                                      ADDITIONAL INFORMATION--Experts,
                                         Other Information

    17.       Brokerage Allocation    PORTFOLIO TRANSACTIONS--Brokerage
              and Other Practices        Commissions, Portfolio Turnover

    18.       Capital Stock and       ORGANIZATION OF THE FUNDS
              Other Securities        DIVIDENDS AND CAPITAL GAINS
                                         DISTRIBUTIONS

    19.       Purchase, Redemption    PURCHASES
              and Pricing of          EXCHANGES AND REDEMPTIONS
              Securities Being        FEATURES AND SERVICES OFFERED BY THE
              Offered                    FUND--Dividend and Capital Gain
                                         Distribution Options
                                      SPECIAL PLAN ACCOUNTS
                                      NET ASSET VALUE

    20.       Tax Status              DIVIDENDS AND CAPITAL GAINS
                                         DISTRIBUTIONS
                                      TAXES

    21.       Underwriters            DISTRIBUTOR

    22.       Calculation of          PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS


                            Cross Reference - Page 6

 Scudder Money Market Series

Scudder Fund, Inc. is an open-end management investment company comprised of three diversified money market portfolios. Scudder Premium Money Market Shares offered herein is a class of Scudder Money Market Series, a portfolio of Scudder Fund, Inc.

This prospectus sets forth concisely the information about Scudder Premium Money Market Shares that a prospective investor should know before investing. Please retain it for future reference.

Shares of Scudder Money Market Series are not insured or guaranteed by the U.S. Government. Scudder Money Market Series seeks to maintain a constant net asset value of $1.00 per share, but there can be no assurance that a stable net asset value will be maintained.

If you require more detailed information, a combined Statement of Additional Information dated May 1, 1998, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 4.

-------------------------------
NOT FDIC-  /  MAY LOSE VALUE
INSURED    /  NO BANK GUARANTEE
-------------------------------


SCUDDER           (logo)

Scudder
Premium Money
Market Shares


 Prospectus
 May 1, 1998










A pure no-load(TM) (no sales charges) mutual fund portfolio seeking to provide high money market income with preservation of capital and liquidity.

  Expense information

 How to compare a Scudder Family of Funds pure no-load(TM) fund
 This information is designed to help you understand the various costs and expenses of investing in Scudder Premium Money Market Shares (the "Shares"), a class of Scudder Money Market Series (the "Fund")*. By reviewing this table and those in other mutual funds' prospectuses, you can compare the fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)               NONE
     Commissions to reinvest dividends                               NONE
     Redemption fees                                                 NONE**
     Fees to exchange shares                                         NONE

2) Annual operating expenses: Estimated expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the initial fiscal period ending December 31, 1998.

     Investment management fee (after waiver)                       0.20%***
     12b-1 fees                                                      NONE
     Other expenses                                                 0.18%
                                                                    -----
     Total operating expenses (after waiver)                        0.38%***
                                                                    =====
 Example

 Based on the estimated level of total operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

                     1 Year                      3 Years
                     ------                      -------
                       $4                          $12

 See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual expenses and return vary from year to year and may be higher or lower than those shown.

* The information set forth on this page relates only to the Fund's Scudder Premium Money Market Shares. The Fund also offers two other classes of shares, Scudder Money Market Managed Shares and Scudder Money Market Institutional Shares, which may have different fees and expenses (which may affect performance), have different minimum investment requirements and are entitled to different services. Information about these other classes may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470.
 ** You may redeem by writing or calling the Fund or by Write-A-Check. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."
 *** Until April 30, 1999 the Adviser has agreed to waive a portion of its investment management fee. (See the "Investment Adviser" section of this prospectus for more information.) If the Adviser had not agreed to waive a portion of the investment management fee, the investment management fee would be 0.25% and it is estimated that the total operating expenses for the Shares would be 0.43% for the year ending December 31, 1998.

  Financial highlights

  The following table includes selected data for a share of the Premium Money Market Shares class outstanding throughout the period and other performance information derived from the audited financial statements. If you would like more detailed information concerning Fund performance, audited financial statements are available in the Annual Report dated December 31, 1997 which may be obtained without charge by writing or calling Scudder Investor Services, Inc.



                                                                                           For the Period
                                                                                            July 7, 1997
                                                                                            (commencement
                                                                                             of sale of
                                                                                         Premium Shares) to
                                                                                          December 31, 1997
-------------------------------------------------------------------------------------------------------------
                                                                                          -------------------
Net asset value, beginning of period ....................................................      $1.000
                                                                                          -------------------
Net investment income ...................................................................        .026
Distributions from net investment income ................................................       (.026)
                                                                                          -------------------
Net asset value, end of period ..........................................................      $1.000
-------------------------------------------------------------------------------------------------------------

Total Return (%) (a) ....................................................................        2.62**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ..................................................         335
Ratio of operating expenses, net to average daily net assets (%) ........................         .38*
Ratio of operating expenses before expense reductions, to average daily net
   assets (%) ...........................................................................         .43*
Ratio of net investment income to average daily net assets (%) ..........................        5.50*

(a) Total return is higher due to the maintenance of Fund expenses.
*  Annualized
** Not annualized

 A message from the President

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 50 no-load mutual fund portfolios or classes of shares. We also manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund, and numerous other open- and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to shareholders include toll-free access to professional representatives, easy exchange among the Scudder Family of Funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

Funds or fund classes in the Scudder Family of Funds are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no 12b-1 fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

                                                 /s/ Edmond D. Villani


  Scudder Premium Money Market Shares

Scudder Money Market Series

Investment objective

o seeks as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity

Investment characteristics

o    stable $1.00 share price

o    convenient, daily liquidity

o    $25,000 initial minimum investment

o    dividends declared daily and paid monthly


  Contents

Investment objectives and policies                     5
Why invest in Scudder Premium Money
   Market Shares of the Fund?                          6
Additional information about policies
   and investments                                     7
Distribution and performance information               9
Fund organization                                     10
Transaction information                               12
Shareholder benefits                                  16
Purchases                                             18
Exchanges and redemptions                             19
Directors and Officers                                21
Investment products and services                      22
How to contact Scudder                                23

  Investment objectives and policies

Investment objectives

Scudder Money Market Series (the "Fund"), a diversified series of Scudder Fund, Inc. (the "Corporation"), an open-end management investment company, seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

The Fund invests exclusively in a broad range of short-term money market instruments that have remaining maturities of not more than 397 calendar days and certain repurchase agreements. These money market securities consist of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, taxable and tax-exempt municipal obligations, corporate and bank obligations, certificates of deposit, bankers' acceptances and variable amount master demand notes.

The Fund will maintain a dollar-weighted average maturity of 90 days or less in an effort to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so.

Amendments have been adopted to the federal rules regulating quality, maturity and diversification requirements of money market funds. Money market funds must comply with the revised rule by July 1, 1998. The Fund intends to be in compliance with the amended requirements by that date.

Except as otherwise indicated, the Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objectives, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objectives will be met.

Investments

The bank obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, fixed time deposits or other short-term bank obligations. Generally, the Fund may not invest less than 25% of the current value of its total assets in bank obligations (including bank obligations subject to repurchase agreements). The Fund limits its investments in U.S. bank obligations to banks (including foreign branches, the obligations of which are guaranteed by the U.S. parent) that have at least $1 billion in total assets at the time of investment. "U.S. banks" include commercial banks that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. In addition, the Fund may invest in obligations of savings banks and savings and loan associations insured by the Federal Deposit Insurance Corporation that have total assets in excess of $1 billion at the time of the investment. The Fund may invest in U.S. dollar-denominated obligations of foreign banks subject to the following conditions: the foreign banks (based upon their most recent annual financial statements) at the time of investment (i) must have more than U.S. $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 100 largest banks in the world as determined on the basis of assets; and (iii) have branches or agencies in the U.S.; the obligations must be, in the opinion of the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), of an investment quality comparable to obligations of U.S. banks in which the Fund may invest. Such investments may involve greater risks than those affecting U.S. banks or Canadian affiliates of U.S. banks. In addition, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligations.

Generally, the commercial paper purchased by the Fund consists of direct obligations of domestic corporate issuers, including bank holding companies, whose obligations, at the time of investment, are (i) rated "P-1" by Moody's Investor Services, Inc. ("Moody's"), "A-1" or higher by Standard & Poor's Corporation ("S&P") or "F-1" by Fitch Investors Service, Inc. ("Fitch"), (ii) issued or guaranteed as to principal and interest by issuers having an existing debt security rating of "Aa" or higher by Moody's or "AA" or higher by S&P or Fitch or (iii) securities that, if not rated, are of comparable investment quality as determined by the Adviser in accordance with procedures adopted by the Corporation's Board of Directors.

The Fund may invest in non-convertible corporate debt securities such as notes, bonds and debentures that are rated "Aa" or higher by Moody's or "AA" or higher by S&P or Fitch, and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder. Its amount may from time to time be increased by the holder (subject to an agreed maximum) or decreased by the holder or the issuer and is payable on demand. The rate of interest varies pursuant to an agreed-upon formula. Generally, master demand notes are not rated by a rating agency. However, the Fund may invest in a master demand note that, if not rated, is in the opinion of the Adviser of investment quality comparable to rated securities in which the Fund may invest.

All of the securities in which the Fund will invest must meet credit standards applied by the Adviser pursuant to procedures established by the Corporation's Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security, as soon as practicable, unless the Directors determine that such disposal would not be in the best interests of the Fund.

In addition, the Fund may invest in variable or floating rate obligations, obligations backed by bank letters of credit, when-issued securities and securities with put features.

Each of the above-referenced eligible investments and investment practices have certain risks associated with them. For a more complete description, please refer to the Fund's combined Statement of Additional Information.


  Why invest in Scudder Premium Money Market Shares of the Fund?

Scudder Premium Money Market Shares (the "Shares") of the Fund may be appropriate for investors desiring monthly income, yet who are also concerned about stability of their investment principal. A money market fund may be a good choice for investors who want their assets to grow in a stable investment, investors who want to keep their "nest egg" safe and handy, or those who are simply looking to "park" their investment capital for a limited period.

Scudder Premium Money Market Shares are designed for investors who have the resources to maintain higher account balances and, in return, may be rewarded with above-average money fund income. The minimum initial investment in Shares of the Fund is $25,000 per account. By requiring larger account balances, the Fund strives to reduce the impact of fixed recordkeeping and other costs on overall expenses of this class of shares, leading to a potentially higher return for shareholders.

The Fund also offers all of the traditional benefits of a money market mutual fund. Investors enjoy the benefit of a stable $1.00 share price objective, participation in a broad range of high quality money market securities, monthly income and ready access to their money. A shareholder can purchase or redeem shares on a daily basis, in a variety of ways.

  Additional information about policies and investments

Investment restrictions

The Fund has certain investment restrictions which are designed to reduce the Fund's investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of the Corporation's Board of Directors. A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Fund's combined Statement of Additional Information.

As a matter of fundamental policy, the Fund may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, the Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes.

As a matter of fundamental policy, the Fund may not make loans except through the lending of portfolio securities, the purchase of debt securities or interests in indebtedness or through repurchase agreements. The Fund has adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.


As permitted under the current federal rule regulating money market funds, the high quality securities in which the Fund invests are divided into "first tier" and "second tier" securities. First tier securities are those securities generally rated in the highest category by at least two rating agencies (or one, if only one rating agency has rated the security). Securities which are generally rated in the two highest short-term rating categories by at least two rating agencies (or one, if only one rating agency has rated the security) and which do not qualify as first tier securities are second tier securities. The Adviser may determine, pursuant to procedures approved by the Board of Directors, that an unrated security is equivalent to a first tier or second tier security. The Fund will not invest more than 5% of its total assets in securities issued by a single issuer. The Fund will not invest more than 5% of its total assets in second tier securities or the greater of 1% of total assets or $1 million in second tier securities of a single issuer.


Obligations of U.S. Government agencies and instrumentalities

Obligations of U.S. Government agencies and instrumentalities are debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of such obligations are supported by (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates), (b) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan
Bank), (c) the authority of the U.S. Government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association) or (d) only the credit of the issuer. In the case of obligations not backed by the full faith and credit of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, which agency may be privately owned. The Fund will invest in obligations of U.S. Government agencies and instrumentalities only when the Adviser is satisfied that the credit risk with respect to the issuer is minimal.

Floating and variable rate instruments

Certain of the obligations that the Fund may purchase have a floating or variable rate of interest. Such obligations bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices, such as the Prime Rate, and at specified intervals.

Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase those securities at a specified time and price. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities might be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.

Municipal obligations

Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, and may be general obligation, revenue, or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.

The Fund's investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or better by Moody's or "AA" or higher by S&P or Fitch.

The Fund's investments in municipal notes will be limited to notes that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Fund may invest in municipal commercial paper that is rated at the date of purchase "P-1" or "P-2" by Moody's, "A-1" or "A-2" or "A-1+" by S&P or "F-1" by Fitch. If a municipal obligation is not rated, the Fund may purchase the obligation if, in the opinion of the Adviser, it is of investment quality comparable to other rated investments that are permitted in the Fund.


Commercial paper

Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The Fund may invest in commercial paper that is rated Prime-1 by Moody's or A-1 by S&P or, if not rated by Moody's or S&P, is issued by companies having an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P.


Letters of credit

Municipal obligations, including certificates of participation, commercial paper and other short-term obligations may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Adviser, are of investment quality comparable to other permitted investments of the Fund may be used for letter of credit backed investments.

Securities with put rights

The Fund may enter into put transactions with respect to obligations held in their portfolios with broker/dealers pursuant to a rule under the Investment Company Act of 1940 (the "1940 Act"), and with commercial banks.

The right of the Fund to exercise a put is unconditional and unqualified. A put is not transferable by the Fund, although the Fund may sell the underlying securities to a third party at any time. If necessary and advisable, the Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities). The Fund expects, however, that puts generally will be available without the payment of any direct or indirect consideration.

The Fund may enter into puts only with banks or broker/dealers that, in the opinion of the Adviser, present minimal credit risks. The ability of the Fund to exercise a put will depend on the ability of the bank or broker/dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker/dealer should default on its obligation to repurchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

The Fund intends to enter into puts solely to maintain liquidity and do not intend to exercise their rights thereunder for trading purposes. The puts will only be for periods substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by the Fund of the underlying security. The actual put will be valued at zero in determining net asset value of the Fund. Where the Fund pays directly or indirectly for a put, its cost will be reflected as an unrealized loss for the period during which the put is held by the Fund and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put. The maturity of a municipal obligation purchased by the Fund will not be considered shortened by any put to which such obligation is subject.

Third party puts

The Fund may also purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Fund at specified intervals, not exceeding 397 calendar days, to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond to below investment grade, or a loss of the bond's tax-exempt status, the put option will terminate automatically. The risk to the Fund will be that of holding such a long-term bond and the dollar-weighted average maturity of the Fund would be adversely affected.

When-issued securities

The Fund may purchase securities on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation and no income accrues to the purchaser prior to issuance. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.


  Distribution and performance information

Dividends and capital gains distribution

Dividends are declared daily and distributed monthly to shareholders. The Fund may take into account capital gains and losses (other than long-term capital gains) in its daily dividend declaration. The Fund may make additional distributions for tax purposes, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional Scudder Premium Money Market Shares of the Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account. Dividends ordinarily will vary from one class of the Fund to another.

Generally, dividends from net investment income are taxable to shareholders as ordinary income whether received in cash or additional shares. Long-term capital gains distributions, if any, are taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. It is not expected that dividends will qualify for the dividends-received deduction for corporations.

The Fund sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year.

Performance information

From time to time, quotations of the performance of the Fund's Scudder Premium Money Market Shares may be included in advertisements, sales literature or shareholder reports. Performance information is computed separately for each class of Fund shares in accordance with formulae prescribed by the Securities and Exchange Commission. Performance figures will vary in part because of the different expense structures of the Fund's different classes of shares. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. The "yield" of a class of the Fund refers to income generated by an investment in that class over a specified seven-day period. Yield is expressed as an annualized percentage. The "effective yield" of a class of the Fund is expressed similarly but, when annualized, the income earned by an investment in that class is assumed to be reinvested and will reflect the effects of compounding. "Total return" is the change in value of an investment in a class of the Fund for a specified period. The "average annual total return" is the average annual compound rate of return of an investment in a particular class of the Fund assuming the investment has been held for the life of the Fund as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in a particular class of the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in the relevant class of shares of the Fund. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses as well as particular class expenses.


  Fund organization

Scudder Money Market Series is a diversified series of Scudder Fund, Inc., an open-end management investment company registered under the 1940 Act. The Corporation was formed in June 1982 as a Maryland corporation.

The Corporation's activities are supervised by its Board of Directors. The Board of Directors, under applicable laws of the State of Maryland, in addition to supervising the actions of the Corporation's Adviser and Distributor, as set forth below, decides upon matters of general policy.

The Corporation has adopted a plan pursuant to Rule 18f-3 (the "Plan") under the 1940 Act to permit the Corporation to establish a multiple class distribution system for all of its Funds.

Under the Plan, shares of each class represent an equal pro rata interest in a particular Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class shall have a different designation; (2) each class of shares shall bear its own "class expenses; (3) each class shall have exclusive voting rights on any matter submitted to shareholders that relates to its administrative services, shareholder services or distribution arrangements; (4) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (5) each class may have separate and distinct exchange privileges; (6) each class may have different conversion features, and (7) each class may have separate account size requirements. Expenses currently designated as "Class Expenses" by the Corporation's Board of Directors under the Plan include, for example, transfer agent fees attributable to a specific class, and certain securities registration fees.

In addition to the Scudder Premium Money Market Shares class offered herein, the Fund offers two other classes of shares, Scudder Managed Shares and Scudder Institutional Shares, which may have different fees and expenses (which may affect performance), may have different minimum investment requirements and are entitled to different services. Additional information about these other classes of shares of the Fund may be obtained by contacting Scudder Investor Services, Inc.

Each share of the Scudder Premium Money Market Shares class of the Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares (or class of shares) shall be entitled to vote. Shareholders of the Fund shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Directors of the Corporation has determined that the matter affects only the interest of shareholders of one or more classes of the Fund, in which case only the shareholders of such class or classes of the Fund shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to the Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Corporation's Articles of Incorporation.

The Corporation is not required to and has no current intention of holding annual shareholder meetings, although meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment advisory agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.

Investment adviser

The Corporation retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation formerly known as Scudder, Stevens & Clark, Inc., to manage its daily investment and business affairs subject to the policies established by the Board of Directors. The Directors have overall responsibility for the management of the Fund under Maryland law.

Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, have formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. and Scudder has changed its name to Scudder Kemper Investments, Inc. As a result of the transaction,

Zurich owns approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.


The Adviser receives a management fee at an annual rate equal to 0.25% of the average daily net assets of the Fund. Management fees are computed daily and paid monthly. The Adviser has agreed to waive 0.05% of its management fee until April 30, 1999. In addition, from time to time, the Adviser may voluntarily waive certain additional expenses of the Fund. The level of this voluntary waiver is in the Adviser's discretion and is in addition to the Adviser's agreement to waive a portion of its investment management fee.

Under the Investment Management Agreement with the Adviser, the Fund is responsible for all of its expenses, including fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Fund's accounting agent; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Trust who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians.

All of the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.


Scudder Kemper Investments, Inc. is located at Two International Place, Boston, Massachusetts.


Like other mutual funds and financial and business organizations worldwide, the Fund could be adversely affected if computer systems on which the Fund relies, which primarily include those used by the Adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to successfully address the Year 2000 Issue could result in interruptions to and other material adverse effects on the Fund's business and operations. The Adviser has commenced a review of the Year 2000 Issue as it may affect the Fund and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the companies whose securities are held by the Fund or on global markets or economies generally.


Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts, 02106, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

Custodian

State Street Bank and Trust Company is the Fund's custodian.


  Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order.

Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone or by "Write-A-Check" prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:
        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:
-- the name of the fund and class in which the money is to be invested, -- the account number of the fund and class, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $1,000 or more to your existing account by wire.

By exchange. Premium Shares of the Fund may be exchanged for shares of other funds in the Scudder Family of Funds, unless otherwise determined by the Board of Directors. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Minimum account requirements may be different for other Scudder Funds. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the New York Stock Exchange (the "Exchange"), shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

By "Write-A-Check." You may redeem shares by writing checks against your account balance for at least $1,000. Your Fund investments will continue to earn dividends until your check is presented to the Fund for payment.

Checks will be returned by the Fund's transfer agent if there are insufficient shares to meet the withdrawal amount. You should not attempt to close an account by check because the exact balance at the time the check clears will not be known when the check is written.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions of the Fund's Scudder Premium Money Market Shares, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of 4:00 p.m., the close of regular trading on the Exchange, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the total value of net assets of the Scudder Premium Money Market Shares, less all liabilities of such Shares, by the total number of the Shares outstanding. In calculating the net asset value per share, the Fund uses the amortized cost value.

Processing time

Purchases made by wire and received by the Fund's transfer agent before 4:00 p.m. on any business day are executed at 4:00 p.m. on that day and begin earning income the same day. Purchases made by check are executed on the day the check is received in good order by the Fund's transfer agent and begin earning income on the next business day. Redemption requests received in good order by the Fund's transfer agent by 4:00 p.m. are executed at the net asset value calculated at the close of regular trading on that day and will earn a dividend on the redeemed shares that day. If a redemption request is received by 4:00 p.m., proceeds will normally be wired that day, if requested by the shareholder, but no dividend will be earned on the redeemed shares on that day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

The Corporation and Scudder Investor Services each reserves the right to reject purchases of shares (including exchanges) for any reason.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and, if the Fund fails to maintain a constant net asset value per share, redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances

Initial minimum investment in the Fund is $25,000. Shareholders should maintain a share balance worth at least $15,000 (which minimum amount may be changed by the Board of Directors).

Shareholders whose account balance falls below $15,000 for at least 30 days will be given 60 days' notice to bring the account back up to $15,000 or more. Where a reduction in value has occurred due to a redemption or exchange out of the account and the account balance is not increased in 60 days, Scudder reserves the right to redeem all shares and close the account and send the proceeds to the shareholder's address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption.

Please refer to "Exchanges and Redemptions-- Other Information" in the Fund's combined Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.


  Shareholder benefits

Experienced professional management

Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

The Fund is managed by a team of investment professionals, each of whom each plays an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders, and other investment specialists who work in offices across the United States and abroad. The Adviser believes its team approach benefits Share investors by bringing together many disciplines and leveraging its extensive resources.


Lead Portfolio Manager Frank J. Rachwalski, Jr. assumed responsibility for setting the Fund's investment strategy and for overseeing the Fund's day-to-day management in January, 1998. Mr Rachwalski has been responsible for the trading and portfolio management of money market funds since 1974.


John W. Stuebe, Portfolio Manager, has been a fixed income trader for money market securities since 1979. Mr. Stuebe currently specializes in and trades for the taxable, non-government money market funds.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder Kemper Investments, Inc., combines the benefits of a customized portfolio of no-load mutual funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1.25% or less of assets. In addition, it draws upon the Adviser's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.


Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.


Shareholder statements

You will receive a detailed statement summarizing account activity, including dividend and capital gain reinvestment, purchases and redemptions. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

  Purchases

 Opening             Minimum initial investment: $25,000
 an account

 Make checks         o  By Mail              Send your completed and signed application and check
 payable to "The
 Scudder Funds."                                 by regular mail to:                 or  by express, registered,
                                                                                         or certified mail to:
                                                 The Scudder Funds                        The Scudder Funds
                                                 P.O. Box 2291                            66 Brooks Drive
                                                 Boston, MA                               Braintree, MA  02184
                                                 02107-2291

                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.
                                             Then call 1-800-225-5163 for instructions.

                     o  In Person            Visit one of our Investor Centers to complete your application with the  help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.
 -----------------------------------------------------------------------------------------------------------------------
 Purchasing         Minimum additional investment: $1,000; IRAs $100
 additional
 shares

 Make checks         o By Mail               Send a check with a Scudder investment slip, or with a  letter of
 payable to "The                             instruction including your account number and the complete
 Scudder Funds."                             Fund name, to the appropriate address listed above.

                     o By Wire               Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.

                     o In Person             Visit one of our Investor Centers to make an additional
                                             investment in your Scudder fund account. Investor Center
                                             locations are listed under Shareholder benefits.

                     o By Telephone          Please see Transaction information--Purchasing shares--
                                             By QuickBuy or By telephone order for more details.
                     o  By Automatic         You may arrange to make investments on a regular basis
                        Investment Plan      through automatic deductions from your bank checking
                        ($50 minimum)        account. Please call 1-800-225-5163  for more information and an enrollment form.

  Exchanges and redemptions

 Exchanging        Minimum investments: $25,000 to establish a new account in Scudder Premium
 shares            Money Market Shares; $1,000 to exchange among existing accounts

                   o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day).

 For information   o By Mail          Print or type your instructions and include:
 on exchanging to    or Fax             -   the name of the Fund and the account number you are exchanging from;
 other Scudder                          -   your name(s) and address as they appear on your account;
 Funds, see                             -   the dollar amount or number of shares you wish to exchange;
 "Transaction                           -   the name of the Fund you are exchanging into;
 Information--                          -   your signature(s) as it appears on your account; and
 By exchange."                          -   a daytime telephone number.

                                      Send your instructions
                                      by regular mail to:     or  by express, registered,       or   by fax to:
                                                                  or certified mail to:

                                      The Scudder Funds           The Scudder Funds                  1-800-821-6234
                                      P.O. Box 2291               66 Brooks Drive
                                      Boston, MA 02107-2291       Braintree, MA  02184
 -----------------------------------------------------------------------------------------------------------------------

 Redeeming         o By Telephone     To speak with a service representative, call 1-800-225-5163 from
 shares                               8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

                   o By "Write-       You may redeem shares by writing checks against your account
                     A-Check"         balance as often as  you like for at least $100, but not more than
                                      $5,000,000.

                   o By Mail          Send your instructions for redemption to the appropriate address or fax number
                     or Fax           above and include:
                                        - the name of the Fund and account number you are redeeming from;
                                        - your name(s) and address as they appear on  your account;
                                        - the dollar amount or number of shares you wish to redeem;
                                        - your signature(s) as it appears on your account; and
                                        - a daytime telephone number.

                                      A signature guarantee is required for redemptions over $100,000.
                                      See Transaction information--Redeeming shares.

                   o By Automatic     You may arrange to receive automatic cash payments periodically.
                     Withdrawal       Call 1-800-225-5163 for more information and an enrollment form.
                     Plan

  Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples filing jointly, even if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.

o Scudder Roth No-Fee IRAs. Similar to the traditional IRA in many respects, these retirement plans provide a unique opportunity for qualifying individuals to accumulate investment earnings tax free. Unlike a traditional IRA, with a Roth IRA, if you meet the distribution requirements, you can withdraw your money without paying any taxes on the earnings. No tax deduction is allowed for contributions to a Roth IRA. The Scudder Roth IRA charges you no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA and most Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.

  Directors and Officers

Daniel Pierce*
    President

Dr. Rosita P. Chang
    Director; Professor of Finance, University of
    Rhode Island

Dr. J. D. Hammond
    Director; Dean, Smeal College of Business
    Administration, Pennsylvania State
    University

Richard M. Hunt
    Director; University Marshal and
    Senior Lecturer, Harvard University

Edgar R. Fiedler
    Director; Vice President and Economic
    Counsellor, The Conference Board, Inc.

Peter B. Freeman
    Director; Corporate Director and Trustee

Thomas W. Joseph*
    Vice President and Assistant Secretary

Thomas F. McDonough*
    Vice President, Secretary and Treasurer

Jerard K. Hartman*
    Vice President

Frank J. Rachwalski, Jr.*
    Vice President

David B. Wines*
    Vice President

Kathryn L. Quirk*
    Vice President

John R. Hebble*
    Assistant Treasurer

Caroline Pearson*
    Assistant Secretary

*Scudder Kemper Investments, Inc.

Investment products and services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series--
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund


Retirement Programs and Education Accounts
--------------------------------------------------------------------------------
Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP-IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA


Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ***Only the Scudder Shares of the Fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.


How to contact Scudder

Account Service and Information:

         For existing account service and transactions
                  Scudder Investor Relations -- 1-800-225-5163

          For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

                  Scudder Electronic Account Services -- http://funds.scudder.com

         For personalized information about your Scudder accounts, exchanges and redemptions

                  Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

         For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

                  Scudder Investor Relations -- 1-800-225-2470
                                                   Investor.Relations@scudder.com

                  Scudder's World Wide Web Site -- http://funds.scudder.com

         For establishing 401(k) and 403(b) plans

                  Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

         To receive information about this discount brokerage service and to obtain an application

                  Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

         To receive information about this mutual fund portfolio guidance and management program

                  Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

                  The Scudder Funds
                  P.O. Box 2291
                  Boston, Massachusetts
                  02107-2291

Or Stop by a Scudder Investor Center:

         Many shareholders enjoy the personal, one-on-one service of the Scudder
         Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

                   Boca Raton       Chicago           San Francisco
                   Boston           New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.

Scudder Fund, Inc. (the "Corporation") is an open-end management investment company comprised of three diversified money market portfolios: Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series (the "Funds"). Each Fund offers a Managed Shares class (the "Managed Shares"), described herein.

This prospectus sets forth concisely the information about the Managed Shares of Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series, that a prospective investor should know before investing. Please retain it for future reference.

Shares offered by the Funds are not insured or guaranteed by the U.S. Government. Each Fund seeks to maintain a constant net asset value of $1.00 per share, but there can be no assurance that a stable net asset value will be maintained.

If you require more detailed information, a combined Statement of Additional Information dated May 1, 1998, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-553-6360. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 6.

-------------------------------
NOT FDIC-  /  MAY LOSE VALUE
INSURED    /  NO BANK GUARANTEE
-------------------------------


SCUDDER           (logo)


 Scudder
 Managed Shares
------------------------------
o        Scudder Money Market Series

o        Scudder Tax Free
         Money Market Series

o        Scudder Government
         Money Market Series
------------------------------

 Prospectus
 May 1, 1998








Three pure no-load(TM) (no sales charges) mutual fund portfolios each seeking to provide high money market income with preservation of capital and liquidity through investments in different types of instruments.

  Expense information

 How to compare a Scudder Family of Funds pure no-load(TM) fund
 This information is designed to help you understand the various costs and expenses of investing in the Funds.* By reviewing this table and those in other mutual funds' prospectuses, you can compare each Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one Fund to another. As a result, all of your investment goes to work for you. 1) Shareholder transaction expenses: Expenses charged directly to your individual account for various transactions.

                                                                                      Scudder                  Scudder
                                                                    Scudder           Tax Free               Government
                                                                 Money Market       Money Market             Money Market
                                                                    Series             Series                    Series
                                                                    ------             ------                    ------
     Sales commissions to purchase shares (sales load)              NONE               NONE                       NONE
     Commissions to reinvest dividends                              NONE               NONE                       NONE
     Redemption fees**                                              NONE               NONE                       NONE
     Fees to exchange shares                                        NONE               NONE                       NONE

 2)  Annual  operating  expenses:  Expenses  incurred by each Fund before it  distributes  its net  investment  income, expressed as a percentage of the average daily net assets for the fiscal year ended December 31, 1997.***

     Investment management fee (after waiver)                       0.20%              0.15%                     0.10%
     12b-1 fees                                                     NONE               NONE                      NONE
     Other expenses                                                 0.24%              0.35%                     0.55%
                                                                    -----              -----                     -----
     Total operating expenses (after waiver)                        0.44%              0.50%                     0.65%
                                                                    =====              =====                     =====
 Example
 Based on the level of total operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by each Fund before it distributes its net investment income to shareholders. (As noted above, each Fund has no redemption fees of any kind.)
                    One Year                                          $5                 $5                 $7
                    Three Years                                       $14               $16                 $21
                    Five Years                                        $25               $28                 $36
                    Ten Years                                         $55               $63                 $81

 See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* The information on this page relates only to each Fund's class of Managed Shares. Each of the Funds also offers a class of Institutional Shares, and in addition, Scudder Money Market Series offers a class of Premium Money Market Shares. These classes of shares may have different fees and expenses (which may affect performance), have different minimum investment requirements and are entitled to different services. Information about these other classes may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-854-8525.
** You may redeem by writing or calling the Fund or by Write-A-Check. If you wish to receive your redemption proceeds via wire, there is a $5 wire fee for redemptions under $1,000 with the exception of sweep accounts. For additional information, please refer to "Transaction information--Redeeming shares."
*** Until July 7, 1997, the Adviser waived a portion of its investment management fee for each of Scudder Money Market Series and Scudder Government Money Market Series so that the annualized expenses of each Fund did not exceed 0.55% of average daily net assets. Effective July 7, 1997 until April 30, 1999, the Adviser has agreed to waive a portion of its investment management fee for all three Funds (see "Investment Adviser" section of this prospectus for more information). The expenses shown above are restated to reflect what each Fund would have paid during the fiscal year ended December 31, 1997 if such waivers had been in effect throughout the period. Absent such waivers, the investment management fee for each Fund would have been 0.25% and total operating expenses for each Fund would have been 0.49%, 0.60% and 0.80%, for Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series, respectively. Actual expenses for Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series for the fiscal year ended December 31, 1997 were, respectively: investment management fee: 0.32%, 0.33% and 0.33%; other expenses: 0.27%, 0.41% and 0.51%; and total operating expenses: 0.59%, 0.74% and 0.84%.

  Financial highlights

  Scudder Money Market Series

  The following table includes selected data for a share of the Managed Shares class outstanding throughout each year and other performance information derived from the audited financial statements.* If you would like more detailed information concerning Fund performance, audited financial statements are available in the Annual Report dated December 31, 1997, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                             Years Ended December 31,
                                 1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of  ----------------------------------------------------------------------------------------
   period ....................  $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                               ----------------------------------------------------------------------------------------
Net investment income ........    .051     .049     .054     .038     .028     .037     .059     .076     .086     .070
Distributions from net
   investment
   income ....................   (.051)   (.049)   (.054)   (.038)   (.028)   (.037)   (.059)   (.076)   (.086)   (.070)
Net asset value, end of        ----------------------------------------------------------------------------------------
   period ....................  $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
-----------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) .........    5.21     4.97     5.57     3.86     2.81     3.74     6.07     7.92     8.93     7.21
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) ..............     369      431      372      367      324      305      347      385      331      389
Ratio of operating expenses,
   net to average daily net
   assets (%) ................     .49      .55      .55      .55      .55      .55      .55      .67      .72      .65
Ratio of operating expenses
   before expense reductions
   to average daily net
   assets (%) ................     .59      .62      .68      .68      .66      .64      .64      .70      .72      .65
Ratio of net investment income
   to average daily net
   assets (%) ................    5.00     4.86     5.45     3.84     2.78     3.76     5.93     7.64     8.56     6.95

(a) Total returns are higher due to maintenance of the Fund's expenses for the years ended December 31, 1990 to December 31, 1997.

* Effective July 7, 1997, Scudder Money Market Series (formerly known as the Managed Cash Fund) was divided into three classes, of which Scudder Money Market Managed Shares is one. Shares of the Fund outstanding on such date were redesignated as the Managed Shares of the Fund. The data set forth above reflects the investment performance of the Fund prior to such redesignation.

  Financial highlights

  Scudder Tax Free Money Market Series

  The following table includes selected data for a share of the Managed Shares class outstanding throughout each year and other performance information derived from the audited financial statements.* If you would like more detailed information concerning Fund performance, audited financial statements are available in the Annual Report dated December 31, 1997, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                             Years Ended December 31,
                                 1997         1996      1995      1994      1993      1992      1991      1990      1989      1988
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of  ----------------------------------------------------------------------------------------------------
   period ...................   $1.000       $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000
                               ----------------------------------------------------------------------------------------------------
Net investment income .......     .030         .028      .032      .023      .018      .025      .042      .053      .057      .049
Distributions from net
   investment income
   and net realized
   capital gains ............    (.030)       (.028)    (.032)    (.023)    (.018)    (.025)    (.042)    (.053)    (.057)    (.049)
Net asset value,               ----------------------------------------------------------------------------------------------------
   end of period ............   $1.000       $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000
                               ----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Total Return (%) ............     3.07(a)      2.88      3.30      2.29      1.85      2.56      4.20      5.47      5.91      4.98
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) .............      177          165       138       125       107        91       107       135       137       261
Ratio of operating expenses,
   net to average daily
   net assets (%) ...........      .65          .72       .79       .77       .78       .77       .75       .77       .76       .60
Ratio of operating expenses
   before expense reductions
   to average daily net
   assets (%) ...............      .74          .72       .79       .77       .78       .77       .75       .77       .76       .60
Ratio of net investment
   income to average
   daily net assets (%) .....     2.99         2.84      3.25      2.26      1.83      2.54      4.14      5.33      5.72      4.85

(a)   Total return is higher due to the maintenance of the Fund's expenses.
* Effective July 7, 1997, Scudder Tax Free Money Market Series (formerly known as Managed Tax-Free Fund) was divided into two classes, of which Scudder Tax Free Money Market Managed Shares is one. Shares of the Fund outstanding on such date were redesignated as the Managed Shares of the Fund. The data set forth above reflects the investment performance of the Fund prior to such redesignation.

  Financial highlights

  Scudder Government Money Market Series

  The following table includes selected data for a share of the Managed Shares class outstanding throughout each year and other performance information derived from the audited financial statements.* If you would like more detailed information concerning Fund performance, audited financial statements are available in the Annual Report dated December 31, 1997, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                           Years Ended December 31,
                                1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of ----------------------------------------------------------------------------------------
   period ...................  $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                              ----------------------------------------------------------------------------------------
Net investment income .......    .049     .048     .054     .037     .026     .035     .056     .075     .084     .069
Distributions from net
   investment
   income ...................   (.049)   (.048)   (.054)   (.037)   (.026)   (.035)   (.056)   (.075)   (.084)   (.069)
Net asset value, end of       ----------------------------------------------------------------------------------------
   period ...................  $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                              ----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ........    5.02     4.91     5.49     3.75     2.68     3.51     5.65     7.73     8.81     7.13
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) .............      29       28       50       69       92      151       87       82       64      409
Ratio of operating expenses,
   net to average daily net
   assets (%) ...............     .55      .55      .55      .55      .55      .55      .55      .73      .75      .69
Ratio of operating expenses
   before expense reductions,
   to average daily net
   assets (%) ...............     .84      .77      .86      .84      .77      .76      .80      .80      .80      .69
Ratio of net investment
   income to average daily
   net assets (%) ...........    4.93     4.81     5.36     3.61     2.65     3.39     5.54     7.48     8.42     6.83

(a) Total returns are higher, for the periods indicated, due to maintenance of the Fund's expenses, except for the year ended December 31, 1988.
* Effective July 7, 1997, Scudder Government Money Market Series (formerly known as the Managed Government Securities Fund) was divided into two classes, of which Scudder Government Money Market Managed Shares is one. Shares of the Fund outstanding on such date were redesignated as the Managed Shares of the Fund. The data set forth above reflects the investment performance of the Fund prior to such redesignation.

 A message from the President

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 50 no-load mutual fund portfolios or classes of shares. We also manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund, and numerous other open- and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to shareholders include toll-free access to professional representatives, easy exchange among the Scudder Family of Funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

Funds or fund classes in the Scudder Family of Funds are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no 12b-1 fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

                                                 /s/ Edmond D. Villani


  Scudder Managed Shares


Three pure no-load(TM) (no sales charges) mutual funds, each investing in different types of money market investments.

Investment objectives

   o   Scudder Money Market Series
   seeks as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

   o   Scudder Tax Free Money Market Series
   seeks as high a level of current income that cannot be subjected to federal income tax as is consistent with its investment policies and with preservation of capital and liquidity.

   o   Scudder Government Money Market Series
   seeks as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

Investment characteristics
o  stable $1.00 share price
o  convenient, daily liquidity
o  $100,000 minimum investment
o  dividends declared daily and paid monthly


  Contents

Investment objectives and policies                     7
Scudder Money Market Series                            7
Scudder Tax Free Money Market Series                   8
Scudder Government Money Market Series                 9
Why invest in Managed Shares?                          9
Additional information about policies
   and investments                                    10
Distribution and performance information              13
Fund organization                                     14
Transaction information                               16
Shareholder benefits                                  20
Purchases                                             22
Exchanges and redemptions                             23
Directors and Officers                                25
Investment products and services                      26
How to contact Scudder                                27

  Investment objectives and policies

Set forth below is a description of the investment objectives and policies of Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series (the "Funds"). Each Fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. In addition, Scudder Tax Free Money Market Series seeks to provide current income that is exempt from federal income taxes.

Each Fund will maintain a dollar-weighted average maturity of 90 days or less in an effort to maintain a constant net asset value of $1.00 per share, but there is no assurance that each will be able to do so.

Except as otherwise indicated, each Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in a Fund's investment objectives, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that any of the Funds will achieve its investment objectives.


  Scudder Money Market Series

Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests exclusively in a broad range of short-term money market instruments that have remaining maturities of not more than 397 calendar days and certain repurchase agreements. These money market securities consist of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, taxable and tax-exempt municipal obligations, corporate and bank obligations, certificates of deposit, bankers' acceptances and variable amount master demand notes.

Investments

The bank obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, fixed time deposits or other short-term bank obligations. Generally, the Fund may not invest less than 25% of the current value of its total assets in bank obligations (including bank obligations subject to repurchase agreements). The Fund limits its investments in U.S. bank obligations to banks (including foreign branches, the obligations of which are guaranteed by the U.S. parent) that have at least $1 billion in total assets at the time of investment. "U.S. banks" include commercial banks that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. In addition, the Fund may invest in obligations of savings banks and savings and loan associations insured by the Federal Deposit Insurance Corporation that have total assets in excess of $1 billion at the time of the investment. The Fund may invest in U.S. dollar-denominated obligations of foreign banks subject to the following conditions: the foreign banks (based upon their most recent annual financial statements) at the time of investment (i) must have more than U.S. $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 100 largest banks in the world as determined on the basis of assets; and (iii) have branches or agencies in the U.S.; the obligations must be, in the opinion of the Fund's investment adviser Scudder Kemper Investments, Inc. (the "Adviser"), of an investment quality comparable to obligations of U.S. banks in which the Fund may invest. Such investments may involve greater risks than those affecting U.S. banks or Canadian affiliates of U.S. banks. In addition, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligations.

Generally, the commercial paper purchased by the Fund consists of direct obligations of domestic corporate issuers, including bank holding companies, which obligations, at the time of investment, are (i) rated "P-1" by Moody's Investor Services, Inc. ("Moody's"), "A-1" or higher by Standard & Poor's Corporation ("S&P") or "F-1" by Fitch Investors Service, Inc. ("Fitch"), (ii) issued or guaranteed as to principal and interest by issuers having an existing debt security rating of "Aa" or higher by Moody's or "AA" or higher by S&P or Fitch, or (iii) securities that, if not rated, are of comparable investment quality as determined by the Adviser in accordance with procedures adopted by the Corporation's Board of Directors.

The Fund may invest in non-convertible corporate debt securities such as notes, bonds and debentures that are rated "Aa" or higher by Moody's or "AA" or higher by S&P or Fitch, and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder. Its amount may from time to time be increased by the holder (subject to an agreed maximum) or decreased by the holder or the issuer and is payable on demand. The rate of interest varies pursuant to an agreed-upon formula. Generally, master demand notes are not rated by a rating agency. However, the Fund may invest in a master demand note that, if not rated, is in the opinion of the Adviser of an investment quality comparable to rated securities in which the Fund may invest.

All of the securities in which the Fund will invest must meet credit standards applied by the Adviser pursuant to procedures established by the Corporation's Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security, as soon as practicable, unless the Directors determine that such disposal would not be in the best interests of the Fund.

In addition, the Fund may invest in variable or floating rate obligations, obligations backed by bank letters of credit, when-issued securities and securities with put features.

Each of the above-referenced eligible investments and investment practices has certain risks associated with them. For a more complete description, please refer to the Funds' combined Statement of Additional Information.


  Scudder Tax Free Money
  Market Series

Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests primarily in high-quality municipal obligations the interest on which is exempt from federal income taxes and that have remaining maturities of not more than 397 calendar days. Opinions relating to the exemption of interest on municipal obligations from federal income tax are rendered by bond counsel to the municipal issuer. The Fund may also invest in certain taxable obligations on a temporary defensive basis, as described below.

Investments

From time to time the Fund may invest 25% or more of the current value of its total assets in municipal obligations that are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the other obligations. For example, certain municipal obligations accrue interest that is paid from revenues of similar types of projects; other municipal obligations have issuers located in the same state.

The Fund may elect, pending the investment of proceeds of sales of shares or proceeds from sales of portfolio securities or in anticipation of redemptions, or to maintain a "defensive" posture when, in the opinion of the Adviser, it is advisable to do so because of market conditions, to invest temporarily up to 20% of the current value of its total assets in cash reserves or taxable securities. Under ordinary market conditions, the Fund will maintain at least 80% of the value of its total assets in obligations that are exempt from federal income tax and are not subject to the alternative minimum tax. The foregoing constitutes a fundamental policy that cannot be changed without the approval of a majority of the outstanding shares of the Fund.

The taxable market is a broader and more liquid market with a greater number of investors, issuers and market makers than the market for municipal obligations. The more limited marketability of municipal obligations may make it difficult in certain circumstances to dispose of large investments advantageously. In addition, certain municipal obligations might lose tax-exempt status in the event of a change in the tax laws.

All of the securities in which the Fund will invest must meet credit standards applied by the Adviser pursuant to procedures established by the Corporation's Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security, as soon as practicable, unless the Directors determine that such disposal would not be in the best interests of the Fund.

In addition, the Fund may enter into repurchase agreements, and invest in variable or floating rate obligations, obligations backed by bank letters of credit, when-issued securities and securities with put features.

Each of the above-referenced eligible investments and investment practices has certain risks associated with them. For a more complete description, please refer to the Funds' combined Statement of Additional Information.


  Scudder Government
  Money Market Series

Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities that have remaining maturities of not more than 397 calendar days and certain repurchase agreements.

In addition, the Fund may invest in variable or floating rate obligations, when-issued securities and securities with put features.

Each of the above-referenced eligible investments and investment practices has certain risks associated with them. For a more complete description, please refer to the Funds' combined Statement of Additional Information.


  Why invest in Managed Shares?

The Managed Shares class of each Fund is designed for investors who have the resources and ability to maintain higher account balances and, in return, may be rewarded with above average money fund income. The minimum initial investment in each Fund's Managed Shares class is $100,000 per account. By requiring larger account balances, each Fund strives to reduce the impact of fixed recordkeeping and other costs on overall expenses of this class of shares, leading to potentially higher returns for Managed Shares shareholders.

Each Fund also offers all of the traditional benefits of a money market mutual fund. Investors enjoy the benefit of a stable $1.00 share price objective, participation in a broad range of high quality money market securities, and easy access to their money. A shareholder can purchase or redeem shares on a daily basis, in a variety of ways.


  Additional information about policies and investments

Investment restrictions

Each Fund has certain investment restrictions which are designed to reduce each Fund's investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of the Corporation's Board of Directors.

As a matter of fundamental policy, each Fund may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, each Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes.



As a matter of fundamental policy, each Fund may not make loans except through the lending of portfolio securities, the purchase of debt securities, or interests in indebtedness or through repurchase agreements. Each Fund has adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets. A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Funds' combined Statement of Additional Information.


The high quality securities in which the Funds invest are divided into "first tier" and "second tier" securities. First tier securities are those securities generally rated in the highest short-term category by at least two rating agencies (or one, if only one rating agency has rated the security). Securities which are generally rated in the two highest short-term rating categories by at least two rating agencies (or one, if only one rating agency has rated the security) and which do not qualify as first tier securities are second tier securities. Included among second tier securities are a type referred to as "conduit securities." A conduit security is a security issued by a municipality which involves an agreement providing for repayment of the security by a person other than the municipal issuer. The Adviser may determine, pursuant to procedures approved by the Directors, that an unrated security is equivalent to a first tier or second tier security. None of the Funds will invest more than 5% of its total assets in securities issued by the issuer of the security. Neither Scudder Money Market Series nor Scudder Government Money Market Series will invest more than 5% of its total assets in second tier securities or the greater of 1% of total assets or $1 million in second tier securities of a single issuer. Scudder Tax Free Money Market Series will not invest more than 5% of its total assets in second tier conduit securities or more than the greater of 1% of its total assets or $1 million in second tier conduit securities of a single issuer.


Obligations of U.S. Government agencies and instrumentalities

Obligations of U.S. Government agencies and instrumentalities are debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of such obligations are supported by (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates), (b) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan
Bank), (c) the authority of the U.S. Government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association) or (d) only the credit of the issuer. In the case of obligations not backed by the full faith and credit of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, which agency may be privately owned. The Funds will invest in obligations of U.S. Government agencies and instrumentalities only when the Adviser is satisfied that the credit risk with respect to the issuer is minimal.

Floating and variable rate instruments

Certain of the obligations that each Fund may purchase have a floating or variable rate of interest. Such obligations bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices, such as the Prime Rate, and at specified intervals.

Repurchase agreements

As a means of earning income for periods as short as overnight, each Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, a Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price. If the seller under a repurchase agreement becomes insolvent, a Fund's right to dispose of the securities might be restricted, or the value of the securities may decline before a Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase under a repurchase agreement, a Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.

Municipal obligations

Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, and may be general obligation, revenue, or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.

Scudder Tax Free Money Market Series may invest in excess of 25% of its assets in industrial development bonds subject to the Fund's fundamental investment policy requiring that it maintain at least 80% of the value of its total assets in obligations that are exempt from federal income tax and are not subject to the alternative minimum tax. For purposes of the Fund's fundamental investment limitation regarding concentration of investments in any one industry, industrial development bonds will be considered representative of the industry for which purpose that bond was issued.

Scudder Money Market Series' and Scudder Tax Free Money Market Series' investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or higher by Moody's or "AA" or higher by S&P or Fitch.

The Funds' investments in municipal notes will be limited to notes that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Funds may invest in municipal commercial paper that is rated at a date of purchase "P-1" or "P-2" by Moody's, "A-1" or "A-2" or "A-1+" by S&P or "F-1" by Fitch. If a municipal obligation is not rated, a Fund may purchase the obligation if, in the opinion of the Adviser, it is of investment quality comparable to other rated investments that are permitted in the Fund.


Commercial paper

Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The Fund may invest in commercial paper that is rated Prime-1 by Moody's or A-1 by S&P or, if not rated by Moody's or S&P, is issued by companies having an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P.


Letters of credit

Municipal obligations, including certificates of participation, commercial paper and other short-term obligations may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Adviser, are of investment quality comparable to other permitted investments of a Fund may be used for letter of credit backed investments.

Securities with put rights

Each Fund may enter into put transactions with respect to obligations held in its portfolios with broker/dealers pursuant to a rule under the Investment Company Act of 1940, (the "1940 Act") and with commercial banks.

The right of a Fund to exercise a put is unconditional and unqualified. A put is not transferable by a Fund, although the Fund may sell the underlying securities to a third party at any time. If necessary and advisable, any Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities). The Funds expect, however, that puts generally will be available without the payment of any direct or indirect consideration.

Each Fund may enter into puts only with banks or broker/dealers that, in the opinion of the Adviser, present minimal credit risks. The ability of a Fund to exercise a put will depend on the ability of the bank or broker/dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker/dealer should default on its obligation to repurchase an underlying security, a Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

Each Fund intends to enter into puts solely to maintain liquidity and does not intend to exercise its rights thereunder for trading purposes. The puts will only be for periods substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by a Fund of the underlying security. The actual put will be valued at zero in determining net asset value of the Fund. Where a Fund pays directly or indirectly for a put, its cost will be reflected as an unrealized loss for the period during which the put is held by the Fund and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put. The maturity of a municipal obligation purchased by a Fund will not be considered shortened by any put to which such obligation is subject.

Third party puts

Each Fund may also purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Fund at specified intervals, not exceeding 397 calendar days, to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. A Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond to below investment grade, or a loss of the bond's tax-exempt status, the put option will terminate automatically. The risk to a Fund will be that of holding such a long-term bond and the dollar-weighted average maturity of the Fund would be adversely affected.

When-issued securities

Each Fund may purchase securities on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. A Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation and no income accrues to the purchaser prior to issuance. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.


  Distribution and performance information

Dividends and capital gains distributions

The Funds' dividends from net investment income are declared daily and distributed monthly. The Funds may take into account capital gains and losses (other than long-term capital gains) in their daily dividend declaration. An additional distribution for tax purposes may be made, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional Managed Shares of the same Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account. Dividends ordinarily will vary from one class of a Fund to another.

Generally, dividends from net investment income are taxable to shareholders as ordinary income whether received in cash or additional shares.

Long-term capital gains distributions, if any, are taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. It is not expected that dividends will qualify for the dividends-received deduction for corporations.

For the Scudder Tax Free Money Market Series, distributions of tax-exempt income are not subject to federal income taxes, except for the possible applicability of the alternative minimum tax. However, distributions may be subject to state and local income taxes. A portion of the Fund's income, including income from repurchase agreements, gains from options, and market discount bonds, may be taxable to shareholders as ordinary income. Distributions of tax-exempt income are taken into consideration in computing the portion, if any, of Social Security and railroad retirement benefits subject to federal and, in some cases, state taxes.

Each Fund sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year.

Performance information

From time to time, quotations of performance of the Managed Shares of a Fund may be included in advertisements, sales literature or shareholder reports. Performance information is computed separately for each class of each Fund in accordance with formulae prescribed by the Securities and Exchange Commission. Performance figures will vary in part because of the different expense structures of each Fund's different classes of shares. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. The "yield" of a class of a Fund refers to income generated by an investment in that class over a specified seven-day period. Yield is expressed as an annualized percentage. The "effective yield" of a class of a Fund is expressed similarly but, when annualized, the income earned by an investment in that class is assumed to be reinvested and will reflect the effects of compounding. "Total return" is the change in value of an investment in a class of a Fund for a specified period. The "average annual total return" is the average annual compound rate of return of an investment in a particular class of a Fund assuming the investment has been held for one year, five years and ten years as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in a particular class of a Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in the relevant class of shares of a Fund.

Scudder Tax Free Money Market Series' tax-equivalent yield is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for the Fund shareholder. Yield for the Fund is expressed as an annualized percentage. The "effective yield" of Scudder Tax Free Money Market Series is expressed similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested and will reflect the effects of compounding. The yield of Scudder Tax Free Money Market Series refers to the income generated by an investment in the Fund over a specified seven-day period.

Performance will vary based upon, among other things, changes in market conditions and the level of a Fund's expenses as well as particular class expenses.


  Fund organization

Each Fund is a diversified series of Scudder Fund, Inc., an open-end management investment company registered under the 1940 Act. The Corporation was formed in June 1982 as a Maryland corporation.

The Corporation's activities are supervised by its Board of Directors. The Board of Directors, under applicable laws of the State of Maryland, in addition to supervising the actions of the Adviser and Distributor, as set forth below, decides upon matters of general policy.

The Corporation has adopted a plan pursuant to Rule 18f-3 (the "Plan") under the 1940 Act to permit the Corporation to establish a multiple class distribution system for all of its Funds. The plan was approved by the Corporation's Board of Directors at a meeting on April 24, 1997.

Under the Plan, shares of each class represent an equal pro rata interest in a particular Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class shall have a different designation; (2) each class of shares shall bear its own "class expenses;" (3) each class shall have exclusive voting rights on any matter submitted to shareholders that relates to its administrative services, shareholder services, or distribution arrangements; (4) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (5) each class may have separate and distinct exchange privileges; (6) each class may have different conversion features, and (7) each class may have separate account size requirements. Expenses currently designated as "Class Expenses" by the Corporation's Board of

Directors under the Plan include, for example, transfer agent fees attributable to a specific class, and certain securities registration fees.

In addition to the Managed Shares class offered herein, each of Scudder Tax Free Money Market and Scudder Government Money Market Series offers another class of shares, Institutional Shares, and Scudder Money Market Series offers two other classes of shares, Institutional Shares and Premium Money Market Shares. Each of these other classes of shares may have different fees and expenses (which may affect performance), may have different minimum investment requirements and are entitled to different services. Additional information about these other classes of shares of the Funds may be obtained by contacting the Distributor at the address or number listed herein.

Each share of the Managed Shares class of each Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares (or class of shares) shall be entitled to vote. Shareholders of each Fund shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Directors of the Corporation has determined that the matter affects only the interest of shareholders of one or more classes of a Fund, in which case only the shareholders of such class or classes of that Fund shall be entitled to voter thereon. Any matter shall be deemed to have been effectively acted upon with respect to a Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Corporation's Articles of Incorporation.

The Corporation is not required to and has no current intention of holding annual shareholder meetings, although meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment advisory agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.

Investment adviser

The Corporation retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation formerly known as Scudder, Stevens & Clark, Inc., to manage its daily investment and business affairs subject to the policies established by the Board of Directors. The Directors have overall responsibility for the management of the Fund under Maryland law.

Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, have formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. and Scudder has changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.


Each Fund pays the Adviser an annual fee of 0.25% of the Fund's average daily net assets. Until April 30, 1999, the Adviser has agreed to a management fee waiver of 0.05%, 0.10% and 0.15% for the Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series, respectively. Management fees are computed daily and paid monthly. In addition, from time to time, the Adviser may voluntarily waive certain additional expenses of Scudder Money Market Series. The level of this voluntary waiver is in the Adviser's discretion and is in addition to the Adviser's agreement to waive a portion of its investment management fee.

All of the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder Kemper Investments, Inc., is located at Two International Place, Boston, Massachusetts.

Like other mutual funds and financial and business organizations worldwide, the Funds could be adversely affected if computer systems on which the Funds rely, which primarily include those used by the Adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to successfully address the Year 2000 Issue could result in interruptions to and other material adverse effects on the Funds' business and operations. The Adviser has commenced a review of the Year 2000 Issue as it may affect the Funds and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the companies whose securities are held by the Funds or on global markets or economies generally.


Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02106, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Funds.

Each Fund, on behalf of its Managed Shares class, may enter into arrangements with banks and other institutions which are omnibus account holders of shares of the Managed Shares class providing for the payment of fees to the institution for servicing and maintaining accounts of beneficial owners of the omnibus account. Such payments are expenses of the respective Managed Shares class only.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Funds' principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Funds. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining each Fund's daily net asset value per share and maintaining the general accounting records of the Funds.

Custodian

State Street Bank and Trust Company is the Funds' custodian.


  Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after a Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, a Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone or by "Write-A-Check" prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-553-6360 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:
-- the name of the fund and class in which the money is to be invested, -- the account number of the fund and class, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $1,000 or more to your existing account by wire with the exception of a sweep account.

By exchange. Managed Shares of each Fund may be exchanged for Managed Shares of any other Fund of the Corporation or for shares of other Funds in the Scudder Family of Funds, unless otherwise determined by the Directors. Your new account will have the same registration and address as your existing account. Minimum account requirements may be different for other Scudder funds.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-553-6360 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-343-2890 for more information.

To purchase additional shares, call 1-800-343-2890. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the New York Stock Exchange (the "Exchange") will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, a Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.

Redeeming shares

The Funds allow you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-343-2890 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Funds' transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-343-2890 for more information.

To redeem shares, call 1-800-343-2890. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (Each Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-553-6360.

By "Write-A-Check." You may redeem shares by writing checks against your account balance for at least $1,000. Your Fund investments will continue to earn dividends until your check is presented to the particular Fund for payment.

Checks will be returned by the Funds' transfer agent if there are insufficient shares to meet the withdrawal amount. You should not attempt to close an account by check because the exact balance at the time the check clears will not be known when the check is written.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Funds use procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions of a Fund's Managed Shares, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of 4:00 p.m., the close of regular trading on the Exchange, on each day the Exchange is open for trading for Scudder Money Market Series and Scudder Government Money Market Series and at 2:00 p.m. for the Scudder Tax Free Money Market Series. Net asset value per share is calculated by dividing the total value of net assets attributable to a class, less all liabilities attributable to that class, by the total number of shares outstanding for the class.

In calculating the net asset value per share, each Fund uses the amortized cost method to value its portfolio securities.

Processing time

Purchases made by wire and received by the Funds' transfer agent before noon on any business day are executed at 4:00 p.m. (2:00 p.m. for the Scudder Tax Free Money Market Series) on that day and begin earning income the same day. Purchases made by check are executed on the day the check is received in good order by the Funds' transfer agent and begin earning income on the next business day. Redemption requests received in good order by the Funds' transfer agent by 4:00 p.m. (2:00 p.m. for the Scudder Tax Free Money Market Series) are executed at the net asset value calculated at the close of regular trading on that day and will earn a dividend on the redeemed shares that day. If a redemption request is received by 4:00 p.m. (2:00 p.m. for the Scudder Tax Free Money Market Series), proceeds will normally be wired that day, if requested by the shareholder, but no dividend will be earned on the redeemed shares on that day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-553-6360.

The Funds will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

The Corporation and Scudder Preferred Services Group each reserves the right to reject purchases of shares (including exchanges) for any reason.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires each Fund to withhold 31% of taxable dividends capital gains distributions and, if a Fund fails to maintain a constant net asset value per share, redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. Each Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. Each Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing a Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $100,000, which amount may be changed by the Board of Directors.

Shareholders whose account balance falls below $100,000 for at least 30 days will be given 60 days' notice to bring the account back up to $100,000 or more. Where a reduction in value has occurred due to a redemption or exchange out of an account and the account balance is not increased within 60 days, Scudder reserves the right to redeem all shares and close the account and send the proceeds to the shareholder's address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption.

Please refer to "Exchanges and Redemptions--Other information" in the Funds' combined Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.


  Shareholder benefits

Experienced professional management

Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Each Fund is managed by a team of investment professionals, each of whom plays an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for each Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders, and other investment specialists who work in offices across the United States and abroad. The Adviser believes its team approach benefits Fund investors by bringing together many disciplines and leveraging its extensive resources.

Lead Portfolio Manager Frank J. Rachwalski, Jr. assumed responsibility for setting the Fund's investment strategy and for overseeing the Fund's day-to-day management in January, 1998. Mr. Rachwalski has been responsible for the trading and portfolio management of money market funds since 1974.


John W. Stuebe, Portfolio Manager, has been a fixed income trader for money market securities since 1979. Mr. Stuebe currently specializes in and trades for the taxable, non-government money market funds.

Mitchell W. Wilner, Portfolio Manager for Scudder Government Money Market Series, joined the Adviser in 1992 as a Fixed Income Research Analyst and has 11 years' experience working with short-term fixed income investments.

Jerri I. Cohen, Portfolio Manager for Scudder Tax Free Money Market Series, joined the Adviser in 1981 as a Money Fund Accounting Supervisor and has five years' experience working in tax-exempt money fund investments.


SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder Kemper Investments, Inc., combines the benefits of a customized portfolio of no-load mutual funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1.25% or less of assets. In addition, it draws upon the Adviser's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You will receive a detailed statement summarizing account activity, including dividend and capital gain reinvestment, purchases and redemptions. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

  Purchases

 Opening             Minimum initial investment: $100,000; IRAs $100,000
 an account

 Make checks         o  By Mail              Send your completed and signed application and check
 payable to "The
 Scudder Funds."                                 by regular, express, registered,
                                                 or certified mail to:

                                                 The Scudder Funds
                                                 66 Brooks Drive
                                                 Braintree, MA  02184


                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.
                                             Then call 1-800-225-5163 for instructions.

                     o  In Person            Visit one of our Investor Centers to complete your application with the  help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.
 -----------------------------------------------------------------------------------------------------------------------
 Purchasing         Minimum additional investment: $1,000; IRAs $100
 additional
 shares

 Make checks         o By Mail               Send a check with a Scudder investment slip, or with a  letter of
 payable to "The                             instruction including your account number and the complete
 Scudder Funds."                             Fund name, to the appropriate address listed above.

                     o By Wire               Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.

                     o In Person             Visit one of our Investor Centers to make an additional
                                             investment in your Scudder fund account. Investor Center
                                             locations are listed under Shareholder benefits.

                     o By Telephone          Please see Transaction information--Purchasing shares--
                                             By QuickBuy or By telephone order for more details.
                     o  By Automatic         You may arrange to make investments on a regular basis
                        Investment Plan      through automatic deductions from your bank checking
                        ($50 minimum)        account. Please call 1-800-225-5163  for more information and an enrollment form.

  Exchanges and redemptions

 Exchanging        Minimum investments: $100,000 to establish a new account in Scudder Premium
 shares                                 $1,000 to exchange among existing accounts

                   o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day).

 For information   o By Mail          Print or type your instructions and include:
 on exchanging to    or Fax             -   the name of the Fund and the account number you are exchanging from;
 other Scudder                          -   your name(s) and address as they appear on your account;
 Funds, see                             -   the dollar amount or number of shares you wish to exchange;
 "Transaction                           -   the name of the Fund you are exchanging into;
 Information--                          -   your signature(s) as it appears on your account; and
 By exchange."                          -   a daytime telephone number.

                                      Send your instructions
                                      by regular mail to:     or  by express, registered,       or   by fax to:
                                                                  or certified mail to:

                                      The Scudder Funds           The Scudder Funds                  1-800-821-6234
                                      P.O. Box 2291               66 Brooks Drive
                                      Boston, MA 02107-2291       Braintree, MA  02184
 -----------------------------------------------------------------------------------------------------------------------
 Redeeming         o By Telephone     To speak with a service representative, call 1-800-225-5163 from
 shares                               8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

                   o By "Write-       You may redeem shares by writing checks against your account
                     A-Check"         balance as often as  you like for at least $100, but not more than
                                      $5,000,000.

                   o By Mail          Send your instructions for redemption to the appropriate address or fax number
                     or Fax           above and include:
                                        - the name of the Fund and account number you are redeeming from;
                                        - your name(s) and address as they appear on  your account;
                                        - the dollar amount or number of shares you wish to redeem;
                                        - your signature(s) as it appears on your account; and
                                        - a daytime telephone number.

                                      A signature guarantee is required for redemptions over $100,000.
                                      See Transaction information--Redeeming shares.

                   o By Automatic     You may arrange to receive automatic cash payments periodically.
                     Withdrawal       Call 1-800-225-5163 for more information and an enrollment form.
                     Plan

  Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples filing jointly, even if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.

o Scudder Roth No-Fee IRAs. Similar to the traditional IRA in many respects, these retirement plans provide a unique opportunity for qualifying individuals to accumulate investment earnings tax free. Unlike a traditional IRA, with a Roth IRA, if you meet the distribution requirements, you can withdraw your money without paying any taxes on the earnings. No tax deduction is allowed for contributions to a Roth IRA. The Scudder Roth IRA charges you no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to

o SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA and most Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.

  Directors and Officers

Daniel Pierce*
    President

Dr. Rosita P. Chang
    Director; Professor of Finance, University of
    Rhode Island

Dr. J. D. Hammond
    Director; Dean, Smeal College of Business
    Administration, Pennsylvania State
    University

Richard M. Hunt
    Director; University Marshal and
    Senior Lecturer, Harvard University

Edgar R. Fiedler
    Director; Vice President and Economic
    Counsellor, The Conference Board, Inc.

Peter B. Freeman
    Director; Corporate Director and Trustee

Thomas W. Joseph*
    Vice President and Assistant Secretary

Thomas F. McDonough*
    Vice President, Secretary and Treasurer

Jerard K. Hartman*
    Vice President

Frank J. Rachwalski, Jr.*
    Vice President

David B. Wines*
    Vice President

Kathryn L. Quirk*
    Vice President

John R. Hebble*
    Assistant Treasurer

Caroline Pearson*
    Assistant Secretary

* Scudder Kemper Investments, Inc.

Investment products and services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series--
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund


Retirement Programs and Education Accounts
--------------------------------------------------------------------------------
Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP-IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA


Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ***Only the Scudder Shares of the Fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.


How to contact Scudder

Account Service and Information:

         For existing account service and transactions
                  Scudder Investor Relations -- 1-800-225-5163

          For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

                  Scudder Electronic Account Services -- http://funds.scudder.com

         For personalized information about your Scudder accounts, exchanges and redemptions

                  Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

         For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

                  Scudder Investor Relations -- 1-800-225-2470
                                                   Investor.Relations@scudder.com

                  Scudder's World Wide Web Site -- http://funds.scudder.com

         For establishing 401(k) and 403(b) plans

                  Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

         To receive information about this discount brokerage service and to obtain an application

                  Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

         To receive information about this mutual fund portfolio guidance and management program

                  Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

                  The Scudder Funds
                  P.O. Box 2291
                  Boston, Massachusetts
                  02107-2291

Or Stop by a Scudder Investor Center:

         Many shareholders enjoy the personal, one-on-one service of the Scudder
         Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

                   Boca Raton       Chicago           San Francisco
                   Boston           New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.

Scudder Fund, Inc. (the "Corporation") is an open-end management investment company comprised of three diversified money market portfolios: Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series (the "Funds"). Each Fund offers an institutional class of shares (the "Institutional Shares"), described herein.

This prospectus sets forth concisely the information about the Institutional Shares of Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series, that a prospective investor should know before investing. Please retain it for future reference.

Shares offered by the Funds are not insured or guaranteed by the U.S. Government. Each Fund seeks to maintain a constant net asset value of $1.00 per share, but there can be no assurance that a stable net asset value will be maintained.

If you require more detailed information, a combined Statement of Additional Information dated May 1, 1998, as amended from time to time, may be obtained without charge by writing Scudder Kemper Investments, Inc., 222 S. Riverside Plaza, 26th Floor, Attn: Institutional Funds, Client Services, Chicago, IL 60606 or calling 1-800-537-3177. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 6.

-------------------------------
NOT FDIC-  /  MAY LOSE VALUE
INSURED    /  NO BANK GUARANTEE
-------------------------------



 Scudder
 Institutional Shares

------------------------------
o  Scudder Money Market Series

o  Scudder Tax Free
   Money Market Series

o  Scudder Government
   Money Market Series
------------------------------

 Prospectus
 May 1, 1998






Three pure no-load(TM) (no sales charges) mutual fund portfolios, each seeking to provide high money market income with preservation of capital and liquidity through investments in different types of instruments.

  Expense information

 How to compare a Scudder pure no-load(TM) fund

 This information is designed to help you understand the various costs and expenses of investing in the Funds.* By reviewing this table and those in other mutual funds' prospectuses, you can compare each Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one Fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account for various transactions.

                                                                                     Scudder              Scudder
                                                                Scudder              Tax Free            Government
                                                              Money Market          Money Market        Money Market
                                                                Series                Series              Series
                                                                ------                ------              ------
     Sales commissions to purchase shares (sales load)           NONE                  NONE                NONE
     Commissions to reinvest dividends                           NONE                  NONE                NONE
     Redemption fees                                             NONE                  NONE                NONE
     Fees to exchange shares**                                   NONE                  NONE                NONE

2) Annual operating expenses: Estimated expenses paid by each Fund before it distributes its net investment income, expressed as a percentage of the average daily net assets for the fiscal year ended December 31, 1998.

Investment management fee (after waiver)                         0.20%***              0.15%***             0.10%***
     12b-1 fees                                                  NONE                  NONE                 NONE
     Other expenses                                              0.06%                 0.22%                0.21%
                                                                 -----                 -----                -----
     Total operating expenses (after waiver)                     0.26%***              0.37%***             0.31%***

                                                                 =====                 =====                =====

Example

 Based on the estimated level of total operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by each Fund before it distributes its net investment income to shareholders. (As noted above, the Funds have no redemption fees of any kind.)

 One Year                                                         $ 3                   $ 4                 $ 3

 Three Years                                                      $ 8                   $12                 $10

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* The information on this page relates only to each Fund's class of Institutional Shares. Each of the Funds also offers a class of Managed Shares; in addition, Scudder Money Market Series offers a class of Premium Money Market Shares. These classes of shares may have different fees and expenses (which may affect performance), have different minimum investment requirements and are entitled to different services. Information regarding any other class of the Funds may be obtained by contacting Scudder Investor Services, Two International Place, Boston, MA 02110 or calling 1-800-854-8525.

** The Institutional Shares are not exchangeable within the Scudder Family of Funds.


*** Until April 30, 1999, the Adviser has agreed to waive a portion of its investment management fee (see "Investment Adviser" section of this prospectus for more information). If the Adviser had not agreed to waive a portion of the investment management fee, the investment management fee for the Institutional Shares class of each Fund would be 0.25%, and it is estimated that the total operating expenses for the Institutional Shares class of each Fund would be: Scudder Money Market Series 0.31%, Scudder Tax Free Money Market Series 0.47% and Scudder Government Money Market Series 0.46% for the fiscal year ending December 31, 1998.

  Financial highlights

Scudder Institutional Shares/Money Market Series


  The following table includes selected data for a share of the Institutional Shares class outstanding throughout the period and other performance information derived from the audited financial statements. If you would like more detailed information concerning Fund performance, audited financial statements are available in the Annual Report dated December 31, 1997, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                                                          For the Period
                                                                                          August 4, 1997
                                                                                           (commencement
                                                                                            of sale of
                                                                                           Institutional
                                                                                            Shares) to
                                                                                         December 31, 1997
------------------------------------------------------------------------------------------------------------
                                                                                         ---------------
Net asset value, beginning of period .............................................            $1.000
                                                                                         ---------------
Net investment income ............................................................              .022
Distributions from net investment income .........................................             (.022)
                                                                                         ---------------
Net asset value, end of period ...................................................            $1.000
------------------------------------------------------------------------------------------------------------
Total Return (%) (a) .............................................................              2.25**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ...........................................               338
Ratio of operating expenses, net to average daily net assets (%) .................               .26*
Ratio of operating expenses before expense reductions, to average daily net
   assets (%) ....................................................................               .31*
Ratio of net investment income to average daily net assets (%) ...................              5.39*

(a)   Total return is higher due to maintenance of the Fund's expenses.
*     Annualized
**    Not annualized

  Financial highlights


Scudder Institutional Shares/Tax Free Money Market Series


  The following table includes selected data for a share of the Institutional Shares class outstanding throughout the period and other performance information derived from the audited financial statements. If you would like more detailed information concerning Fund performance, audited financial statements are available in the Annual Report dated December 31, 1997, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                                          For the Period
                                                                                          August 4, 1997
                                                                                           (commencement
                                                                                            of sale of
                                                                                           Institutional
                                                                                            Shares) to
                                                                                         December 31, 1997
------------------------------------------------------------------------------------------------------------
                                                                                         ---------------
Net asset value, beginning of period ............................................             $1.000
                                                                                         ---------------
Net investment income ...........................................................              0.014
Distributions from net income ...................................................             (0.014)
                                                                                         ---------------
Net asset value, end of period ..................................................             $1.000
------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ............................................................               1.40**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ..........................................                 94
Ratio of operating expenses, net to average daily net assets (%) ................                .37*
Ratio of operating expenses before expense reductions, to average daily net
   assets (%) ...................................................................                .46*
Ratio of net investment income to average daily net assets (%) ..................               3.36*

(a)   Total return is higher due to maintenance of the Fund's expenses.
*     Annualized
**    Not annualized

  Financial highlights


Scudder Institutional Shares/Government Money Market Series


  The following table includes selected data for a share of the Institutional Shares class outstanding throughout the period and other performance information derived from the audited financial statements. If you would like more detailed information concerning Fund performance, audited financial statements are available in the Annual Report dated December 31, 1997, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                                                          For the Period
                                                                                          August 4, 1997
                                                                                           (commencement
                                                                                            of sale of
                                                                                           Institutional
                                                                                            Shares) to
                                                                                         December 31, 1997
------------------------------------------------------------------------------------------------------------
                                                                                         ---------------
Net asset value, beginning of period ............................................             $1.000
                                                                                         ---------------
Net investment income ...........................................................               .022
Distributions from net investment income ........................................              (.022)
                                                                                         ---------------
Net asset value, end of period ..................................................             $1.000
------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ............................................................               2.17**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ..........................................                 54
Ratio of operating expenses, net to average daily net assets (%) ................                .31*
Ratio of operating expenses before expense reductions, to average daily net
   assets (%) ...................................................................                .46*
Ratio of net investment income to average daily net assets (%) ..................               5.21*

(a)   Total return is higher due to maintenance of the Fund's expenses.
*     Annualized
**    Not annualized

 A message from the President

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

We helped pioneer money market investing back in 1974. Today, money funds are not just a sideline, they're one of our areas of focus. Our experienced money market team currently manages over $17 billion. This makes Scudder Kemper one of the largest money fund managers in the country.

Millions of shareholders have come to rely on Scudder Kemper Investments' prudent money management philosophy. Our track record of delivering competitive yields and maximum stability has covered more that 20 years of interest rate volatility. We look forward to welcoming you as a shareholder.

                                                 /s/ Edmond D. Villani


  Scudder Institutional Shares


Three pure no-load(TM) (no sales charges) mutual funds each investing in different types of money market investments:

Investment objectives

o    Scudder Money Market Series

     seeks as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

o Scudder Tax Free Money Market Series

   seeks as high a level of current income that cannot be subjected to federal income tax as is consistent with its investment policies and with preservation of capital and liquidity.

o Scudder Government Money Market Series

   seeks as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

Investment characteristics

o  stable $1.00 share price
o  easy liquidity $1 million
o  minimum investment
o  dividends declared daily and paid monthly


  Contents

Investment objectives and policies                     7
Scudder Money Market Series                            7
Scudder Tax Free Money Market Series                   8
Scudder Government Money Market Series                 9
Why invest in Institutional Shares?                    9
Additional information about policies
   and investments                                    10
Distribution and performance information              13
Fund organization                                     14
Transaction information                               16
Shareholder benefits                                  20
Purchases and redemptions                             22
Directors and Officers                                23
How to contact Scudder                        Back cover


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                                       6

  Investment objectives and policies

Set forth below is a description of the investment objectives and policies of Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series (the "Funds"). Each Fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. In addition, Scudder Tax Free Money Market Series seeks to provide current income that is exempt from federal income taxes.

Each Fund will maintain a dollar-weighted average maturity of 90 days or less in an effort to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so.

Except as otherwise indicated, each Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in a Fund's investment objectives, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that any of the Funds will achieve its investment objectives.


  Scudder Money Market Series

Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests exclusively in a broad range of short-term money market instruments that have remaining maturities of not more than 397 calendar days and certain repurchase agreements. These money market securities consist of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, taxable and tax-exempt municipal obligations, corporate and bank obligations, certificates of deposit, bankers' acceptances and variable amount master demand notes.

Investments

The bank obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, fixed time deposits or other short-term bank obligations. Generally, the Fund may not invest less than 25% of the current value of its total assets in bank obligations (including bank obligations subject to repurchase agreements). The Fund limits its investments in U.S. bank obligations to banks (including foreign branches, the obligations of which are guaranteed by the U.S. parent) that have at least $1 billion in total assets at the time of investment. "U.S. banks" include commercial banks that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. In addition, the Fund may invest in obligations of savings banks and savings and loan associations insured by the Federal Deposit Insurance Corporation that have total assets in excess of $1 billion at the time of the investment. The Fund may invest in U.S. dollar-denominated obligations of foreign banks subject to the following conditions: the foreign banks (based upon their most recent annual financial statements) at the time of investment (i) must have more than U.S. $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 100 largest banks in the world as determined on the basis of assets; and (iii) have branches or agencies in the U.S.; the obligations must be, in the opinion of the Funds' investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), of an investment quality comparable to obligations of U.S. banks in which the Fund may invest. Such investments may involve greater risks than those affecting U.S. banks or Canadian affiliates of U.S. banks. In addition, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligations.

Generally, the commercial paper purchased by the Fund consists of direct obligations of domestic corporate issuers, including bank holding companies, which obligations, at the time of investment, are (i) rated "P-1" by Moody's Investors Service, Inc. ("Moody's"), "A-1" or higher by Standard & Poor's Corporation ("S&P") or "F-1" by Fitch Investors Service, Inc. ("Fitch"), (ii) issued or guaranteed as to principal and interest by issuers having an existing debt security rating of "Aa" or higher by Moody's or "AA" or higher by S&P or Fitch, or (iii) securities that, if not rated, are of comparable investment quality as determined by the Adviser in accordance with procedures adopted by the Corporation's Board of Directors.

The Fund may invest in non-convertible corporate debt securities such as notes, bonds and debentures that are rated "Aa" or higher by Moody's or "AA" or higher by S&P or Fitch, and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder. Its amount may from time to time be increased by the holder (subject to an agreed maximum) or decreased by the holder or the issuer and is payable on demand. The rate of interest varies pursuant to an agreed-upon formula. Generally, master demand notes are not rated by a rating agency. However, the Fund may invest in a master demand note that, if not rated, is in the opinion of the Adviser of an investment quality comparable to rated securities in which the Fund may invest.

All of the securities in which the Fund will invest must meet credit standards applied by the Adviser pursuant to procedures established by the Corporation's Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security, as soon as practicable, unless the Directors determine that such disposal would not be in the best interests of the Fund.

In addition, the Fund may invest in variable or floating rate obligations, obligations backed by bank letters of credit, when-issued securities and securities with put features.

Each of the above-referenced eligible investments and investment practices has certain risks associated with them. For a more complete description, please refer to the Funds' combined Statement of Additional Information.


  Scudder Tax Free Money
  Market Series

Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests primarily in high-quality municipal obligations the interest on which is exempt from federal income taxes and that have remaining maturities of not more than 397 calendar days. Opinions relating to the exemption of interest on municipal obligations from federal income tax are rendered by bond counsel to the municipal issuer. The Fund may also invest in certain taxable obligations on a temporary defensive basis, as described below.

Investments

From time to time the Fund may invest 25% or more of the current value of its total assets in municipal obligations that are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the other obligations. For example, certain municipal obligations accrue interest that is paid from revenues of similar types of projects; other municipal obligations have issuers located in the same state.

The Fund may elect, pending the investment of proceeds of sales of shares or proceeds from sales of portfolio securities or in anticipation of redemptions, or to maintain a "defensive" posture when, in the opinion of the Adviser, it is advisable to do so because of market conditions, to invest temporarily up to 20% of the current value of its total assets in cash reserves or taxable securities. Under ordinary market conditions, the Fund will maintain at least 80% of the value of its total assets in obligations that are exempt from federal income tax and are not subject to the alternative minimum tax. The foregoing constitutes a fundamental policy that cannot be changed without the approval of a majority of the outstanding shares of the Fund.

The taxable market is a broader and more liquid market with a greater number of investors, issuers and market makers than the market for municipal obligations. The more limited marketability of municipal obligations may make it difficult in certain circumstances to dispose of large investments advantageously. In addition, certain municipal obligations might lose tax-exempt status in the event of a change in the tax laws.

All of the securities in which the Fund will invest must meet credit standards applied by the Adviser pursuant to procedures established by the Corporation's Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security, as soon as practicable, unless the Directors determine that such disposal would not be in the best interests of the Fund.

In addition, the Fund may enter into certain repurchase agreements, and invest in variable or floating rate obligations, obligations backed by bank letters of credit, when-issued securities and securities with put features.

Each of the above-referenced eligible investments and investment practices has certain risks associated with it. For a more complete description, please refer to the Funds' combined Statement of Additional Information.


  Scudder Government Money Market Series

Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities that have remaining maturities of not more than 397 calendar days and certain repurchase agreements.

In addition, the Fund may invest in variable or floating rate obligations, when-issued securities and securities with put features.

Each of the above-referenced eligible investments and investment practices has certain risks associated with it. For a more complete description, please refer to the Funds' combined Statement of Additional Information.


  Why invest in Institutional Shares?

The Institutional Shares class of each Fund is designed for institutional and individual investors who have the resources to maintain higher account balances and, in return, may be rewarded with above average money fund income. The minimum initial investment in each Fund's Institutional Shares class is $1,000,000 per account. By requiring larger account balances, each Fund strives to reduce the impact of fixed recordkeeping and other costs on overall expenses of this class of shares, leading to potentially higher returns for participating investors.

Each Fund also offers all of the traditional benefits of a money market mutual fund.

Investors enjoy the benefit of a stable $1.00 share price objective, participation in a broad range of high quality money market securities, monthly income, and ready access to their money. A shareholder can purchase or redeem shares on a daily basis, in a variety of ways.


  Additional information about policies and investments

Investment restrictions

Each Fund has certain investment restrictions which are designed to reduce each Fund's investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of the Corporation's Board of Directors. A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Funds' Statement of Additional Information.


As a matter of fundamental policy, each Fund may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, each Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes.


As a matter of fundamental policy, each Fund may not make loans except through the lending of portfolio securities or the purchase of debt securities, interests in indebtedness or through repurchase agreements. Each Fund has adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.

A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Funds' combined Statement of Additional Information.


As permitted under current federal rule regulating money market funds, the high quality securities in which the Funds invest are divided into "first tier" and "second tier" securities. First tier securities are those securities generally rated in the highest short-term rating category by at least two rating agencies (or one, if only one rating agency has rated the security). Securities which are generally rated in the two highest short-term rating categories by at least two rating agencies (or one, if only one rating agency has rated the security) and which do not qualify as first tier securities are second tier securities. Included among second tier securities are a type referred to as "conduit securities." A conduit security is a security issued by a municipality which involves an agreement providing for repayment of the security by a person other than the municipal issuer. The Adviser may determine, pursuant to procedures approved by the Directors, that an unrated security is equivalent to a first tier or second tier security. None of the Funds will invest more than 5% of its total assets in securities issued by the issuer of the security. Neither Scudder Money Market Series nor Scudder Government Money Market Series will invest more than 5% of its total assets in second tier securities or the greater of 1% of total assets or $1 million in second tier securities of a single issuer. Scudder Tax Free Money Market Series will not invest more than 5% of its total assets in second tier conduit securities or more than the greater of 1% of its total assets or $1 million in second tier conduit securities of a single issuer.


Obligations of U.S. Government agencies and instrumentalities

Obligations of U.S. Government agencies and instrumentalities are debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of such obligations are supported by (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates), (b) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan
Bank), (c) the
authority of the U.S. Government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association) or (d) only the credit of the issuer. In the case of obligations not backed by the full faith and credit of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, which agency may be privately owned. The Funds will invest in obligations of U.S. Government agencies and instrumentalities only when the Adviser is satisfied that the credit risk with respect to the issuer is minimal.

Floating and variable rate instruments

Certain of the obligations that each Fund may purchase have a floating or variable rate of interest. Such obligations bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices, such as the Prime Rate, and at specified intervals.

Repurchase agreements

As a means of earning income for periods as short as overnight, each Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, a Fund acquires securities, subject to the seller's agreement to repurchase those securities at a specified time and price. If the seller under a repurchase agreement becomes insolvent, a Fund's right to dispose of the securities might be restricted, or the value of the securities may decline before a Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase under a repurchase agreement, a Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.


Corporate obligations

Investment in corporate debt obligations involves credit and interest rate risk. The value of fixed-income investments will fluctuate with changes in interest rates and bond market conditions, tending to rise as interest rates decline and to decline as interest rates rise. Corporate debt obligations generally offer less current yield than securities of lower quality, but lower-quality securities generally have less liquidity, greater credit and market risk, and, as a result, more price volatility. Longer term bonds are, however, generally more volatile than bonds with shorter maturities.


Municipal obligations

Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, and may be general obligation, revenue, or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.

Scudder Tax Free Money Market Series may invest in excess of 25% of its assets in industrial development bonds subject to the Fund's fundamental investment policy requiring that it maintain at least 80% of the value of its total assets in obligations that are exempt from federal income tax and are not subject to the alternative minimum tax. For purposes of the Fund's fundamental investment limitation regarding concentration of investments in any one industry, industrial development bonds will be considered representative of the industry for which purpose that bond was issued.

Scudder Money Market Series' and Scudder Tax Free Money Market Series' investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or higher by Moody's or "AA" or higher by S&P or Fitch.

The Funds' investments in municipal notes will be limited to notes that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Funds may invest in municipal commercial paper that is rated at the date of purchase "P-1" or "P-2" by Moody's, "A-1" or "A-2" or "A-1+" by S&P or "F-1" by Fitch. If a municipal obligation is not rated, a Fund may purchase the obligation if, in the opinion of the Adviser, it is of investment quality comparable to other rated investments that are permitted in the Fund.


Commercial paper

Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The Fund may invest in commercial paper that is rated Prime-1 by Moody's or A-1 by S&P or, if not rated by Moody's or S&P, is issued by companies having an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P.


Letters of credit

Municipal obligations, including certificates of participation, commercial paper and other short-term obligations may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Adviser, are of investment quality comparable to other permitted investments of the Funds may be used for letter of credit backed investments.

Securities with put rights


Each Fund may enter into put transactions with respect to obligations held in its portfolio with broker/dealers pursuant to a rule under the Investment Company Act of 1940 (the "1940 Act"), and with commercial banks.

The right of a Fund to exercise a put is unconditional and unqualified. A put is not transferable by a Fund, although the Fund may sell the underlying securities to a third party at any time. If necessary and advisable, any Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities). The Funds expect, however, that puts generally will be available without the payment of any direct or indirect consideration.

Each Fund may enter into puts only with banks or broker/dealers that, in the opinion of the Adviser, present minimal credit risks. The ability of a Fund to exercise a put will depend on the ability of the bank or broker/dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker/dealer should default on its obligation to repurchase an underlying security, a Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

Each Fund intends to enter into puts solely to maintain liquidity and does not intend to exercise its rights thereunder for trading purposes. The puts will only be for periods substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by a Fund of the underlying security. The actual put will be valued at zero in determining net asset value of the Funds. Where a Fund pays directly or indirectly for a put, its cost will be reflected as an unrealized loss for the period during which the put is held by the Fund and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put. The maturity of a municipal obligation purchased by a Fund will not be considered shortened by any put to which such obligation is subject.


Third party puts


Each Fund may also purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Fund at specified intervals, not exceeding 397 calendar days, to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. A Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond to below investment grade, or a loss of the bond's tax-exempt status, the put option will terminate automatically. The risk to a Fund will be that of holding such a long-term bond and the dollar-weighted average maturity of the Fund would be adversely affected.


When-issued securities

Each Fund may purchase securities on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. A Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation and no income accrues to the purchaser prior to issuance. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.


  Distribution and performance information

Dividends and capital gains distributions

The Funds' dividends from net investment income are declared daily and distributed monthly. The Funds may take into account capital gains and losses (other than long-term capital gains) in their daily dividend declaration. An additional distribution for tax purposes may be made, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional Institutional Shares of the relevant Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account. Dividends ordinarily will vary from one class of a Fund to another.

Generally, dividends from net investment income are taxable to shareholders as ordinary income whether received in cash or additional shares.

Long-term capital gains distributions, if any, are taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. It is not expected that dividends will qualify for the dividends-received deduction for corporations.

For the Scudder Tax Free Money Market Series distributions of tax-exempt income are not subject to federal income taxes, except for the possible applicability of the alternative minimum tax. However, distributions may be subject to state and local income taxes. A portion of each Fund's income, including income from repurchase agreements, gains from options, and market discount bonds, may be taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Distributions of tax-exempt income are taken into consideration in computing the portion, if any, of Social Security and railroad retirement benefits subject to federal and, in some cases, state taxes.

Each Fund sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year.

Performance information

From time to time, quotations of performance of the Institutional Shares of a Fund may be included in advertisements, sales literature or shareholder reports. Performance information is computed separately for each class of each Fund in accordance with formulae prescribed by the Securities and Exchange Commission. Performance figures will vary in part because of the different expense structures of each Fund's different classes of shares. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. The "yield" of a class of a Fund refers to income generated by an investment in that class over a specified seven-day period. Yield is expressed as an annualized percentage. The "effective yield" of a class of a Fund is expressed similarly but, when annualized, the income earned by an investment in that class is assumed to be reinvested and will reflect the effects of compounding. "Total return" is the change in value of an investment in a class of a Fund for a specified period. The "average annual total return" is the average annual compound rate of return of an investment in a particular class of a Fund assuming the investment has been held for the life of the Fund as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in a particular class of a Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in the relevant class of shares of a Fund.

Scudder Tax Free Money Market Series' tax-equivalent yield is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for the Fund shareholder. Yield for the Fund is expressed as an annualized percentage. The "effective yield" of Scudder Tax Free Money Market Series is expressed similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested and will reflect the effects of compounding. The yield of Scudder Tax Free Money Market Series refers to the income generated by an investment in the Fund over a specified seven-day period.

Performance will vary based upon, among other things, changes in market conditions and the level of a Fund's expenses as well as particular class expenses.


  Fund organization

Each Fund is a diversified series of Scudder Fund, Inc., an open-end management investment company registered under the 1940 Act. The Corporation was formed in June 1982 as a Maryland Corporation.

The Corporation's activities are supervised by its Board of Directors. The Board of Directors, under applicable laws of the State of Maryland, in addition to supervising the actions of the Adviser and Distributor, as set forth below, decides upon matters of general policy.

The Corporation has adopted a plan (the "Plan") pursuant to Rule 18f-3 under the 1940 Act to permit the Corporation to establish a multiple class distribution system for all of its Funds.

Under the Plan, shares of each class represent an equal pro rata interest in that Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class shall have a different designation; (2) each class of shares shall bear its own "class expenses;" (3) each class shall have exclusive voting rights on any matter submitted to shareholders that relates to its administrative services, shareholder services or distribution arrangements; (4) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (5) each class may have separate and distinct exchange privileges; (6) each class may have different conversion features, and (7) each class may have separate account size requirements. Expenses currently designated as "Class Expenses" by the Corporation's Board of Directors under the Plan include, for example, transfer agent fees attributable to a specific class, and certain securities registration fees.

In addition to the Institutional Shares class offered herein, each of Scudder Tax Free Money Market and Scudder Government Money Market Series offers another class of shares, Managed Shares, and Scudder Money Market Series offers two other classes of shares, Managed Shares and Premium Money Market Shares. Each of these other classes of shares may have different fees and expenses (which may affect performance), may have different minimum investment requirements and are entitled to different services. Additional information about these other classes of shares of the Funds may be obtained by contacting the Distributor at the address or number listed herein.

Each share of the Institutional Shares class of each Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares (or class of shares) shall be entitled to vote. Shareholders of each Fund shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Directors of the Corporation has determined that the matter affects only the interest of shareholders of one or more classes of a Fund, in which case only the shareholders of such class or classes of that Fund shall be entitled to voter thereon. Any matter shall be deemed to have been effectively acted upon with respect to a Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Corporation's Articles of Incorporation.

The Corporation is not required to and has no current intention of holding annual shareholder meetings, although meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment advisory agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.

Investment adviser

The Corporation retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation formerly known as Scudder, Stevens & Clark, Inc., to manage its daily investment and business affairs subject to the policies established by the Board of Directors. The Directors have overall responsibility for the management of the Fund under Maryland law.

Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, have formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. and Scudder has changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.



The Adviser receives from each Fund a management fee of 0.25% of each Fund's average daily net assets. Until April 30, 1999, the Adviser has agreed to a management fee waiver of 0.05%, 0.10% and 0.15% for the Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series, respectively. Management fees are computed daily and paid monthly. In addition, from time to time, the Adviser may voluntarily waive certain additional expenses of Scudder Money Market Series. The level of this voluntary waiver is in the Adviser's discretion and is in addition to the Adviser's agreement to waive a portion of its investment management fee.

Under the Investment Management Agreement with the Adviser, the Fund is responsible for all of its expenses, including fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Fund's accounting agent; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Trust who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians.


All of the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder Kemper Investments, Inc., is located at Two International Place, Boston, Massachusetts.

Transfer agent

Scudder Service Corporation, c/o Client Services, 222 South Riverside, 26th Floor, Chicago, IL 60606, 800-537-3177, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Funds.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Corporation's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Funds.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining each Fund's daily net asset value per share and maintaining the general accounting records of the Funds.

Custodian

State Street Bank and Trust Company is the Fund's custodian.


  Transaction information

Purchasing shares


It is each Fund's policy not to accept initial investments in its Institutional Shares class of shares in amounts below $1,000,000. The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with the Corporation on behalf of a Fund and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account offered by the Corporation on behalf of a Fund. Investment minimums may also be waived for Directors and Officers of the Corporation. The Corporation and the

Distributor each reserves the right to reject any purchase order. All funds will be invested in full and fractional shares.


Shares of any Fund may be purchased by writing or calling the Client Services' Transfer Agent. Orders for shares of a Fund will be executed at the net asset value per share next determined after an order has become effective. See "Share Price."

Orders for shares of a Fund will become effective when an investor's bank wire order or check is received by the custodian or when a check is converted into federal funds. Orders will be executed at 4:00 p.m. (eastern time) on the same day if a bank wire or check is converted to federal funds or a federal funds' wire is received by 4:00 p.m. (2:00 p.m. for Scudder Tax Free Money Market Series). In addition, if investors known to the Corporation notify the Corporation by 4:00 p.m. (2:00 p.m. for Scudder Tax Free Money Market Series) that they intend to wire federal funds to purchase shares of a Fund on any business day and if monies are received in time to be invested, orders will be executed at the net asset value per share determined at 4:00 p.m. at the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading, and at 2:00 p.m. for Scudder Tax Free Money Market Series. Wire transmissions may, however, be subject to delays of several hours, in which event the effectiveness of the order will be delayed. Payments transmitted by a bank wire other than the Federal Reserve Wire System may take longer to be converted into federal funds.

By check

Checks drawn on a non-member bank or a foreign bank may take substantially longer to be converted into federal funds and, accordingly, may delay the execution of an order. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

By investing in a Fund, a shareholder appoints the Transfer Agent to establish an open account to which all shares purchased will be credited, together with any dividends and capital gains distributions that are paid in additional shares. See "Distribution and performance information--Dividends and capital gains distributions."

Initial purchase by wire

     1. Shareholders may open an account by calling toll-free from any continental state: 1-800-537-3177. Give the Fund(s) and class to be invested in, name(s) in which the account is to be registered, address, Social Security or taxpayer identification number, dividend payment election, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. An account number will then be assigned.

     2. Instruct the wiring bank to transmit the specified amount to:

       State Street Bank and Trust Company
       Boston, Massachusetts
       ABA Number 011000028
       DDA#9902-810-2
       Attention: [Name of Fund(s) and class(es)]
       Account (name(s) in which registered)
       Account Number (as assigned by telephone) and amount invested in each Fund

     3. Complete a Purchase Application. Indicate the services to be used. A completed Purchase Application must be received by the Transfer Agent before the Expedited Redemption can be used. Mail the Purchase Application to:

       Scudder Kemper Investments, Inc.
       222 South Riverside Plaza, 26th Floor
       Attn: Institutional Funds, Client Services
       Chicago, IL  60606

Additional purchases by wire

Instruct the wiring bank to transmit the specified amount to the Custodian with the information stated above.

Initial purchase by mail

     1.  Complete a Purchase Application. Indicate the services to be used.

     2. Mail the Purchase Application and check payable to "The Scudder Funds" to the Transfer Agent at the address set forth above.

Additional purchases by mail

     1. Make a check payable to the Fund whose shares are to be purchased. Write the shareholder's Fund account number on the check.

     2. Mail the check to the Transfer Agent at the address set forth above.

Redeeming shares

Upon receipt by the Transfer Agent of a redemption request in proper form, shares of any Fund will be redeemed at their next determined net asset value. See "Share Price." For the shareholder's convenience, Scudder Fund, Inc. has established several different redemption procedures.

Payment of redemption proceeds may be made in securities, subject to regulation by some state securities commissions. The Corporation may suspend the right of redemption during any period when (i) trading on the Exchange is restricted or the Exchange is closed, other than customary weekend and holiday closings, (ii) the SEC has by order permitted such suspension or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of the Funds not reasonably practicable.

A shareholder's account in a Fund remains open for up to one year following complete redemption, and all costs during the period will be borne by that Fund.

The Corporation also reserves the right, following 30 days' notice to shareholders, to redeem all shares in accounts without certified correct Social Security or taxpayer identification numbers. A shareholder may avoid involuntary redemption by providing Scudder Fund, Inc. with a correct taxpayer identification number during the 30-day notice period.

Redemption by mail

     1. Write a letter of instruction. Indicate the dollar amount or number of shares to be redeemed. Refer to the shareholder's Fund account number and give Social Security or taxpayer identification number (where applicable).

     2. Sign the letter in exactly the same way the account is registered. If there is more than one owner of the shares, all must sign.

     3. If shares to be redeemed have a value of $100,000 or more, the signature(s) must be guaranteed by a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange or a foreign branch of any of the foregoing. In addition, signatures may be guaranteed by other Eligible Guarantor Institutions, i.e., other banks, other brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The Transfer Agent, however, may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program (currently known as "STAMPsm"). Signature guarantees by notaries public are not acceptable. Further documentation, such as copies of corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, trustees or custodians to evidence the authority of the person or entity making the redemption request.

     4. Mail the letter to the Transfer Agent at the address set forth under "Purchasing shares."

Checks for redemption proceeds will normally be mailed the day following receipt of the request in proper form, although the Corporation reserves the right to take up to seven days. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record. The Custodian may benefit from the use of redemption proceeds until the check issued to a redeeming shareholder for such proceeds has cleared.

When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, the signature(s) on the letter of instruction must be guaranteed regardless of the amount of the redemption.

Redemption by Expedited Redemption Service

If Expedited Redemption Service has been elected on the Purchase Application on file with the Transfer Agent, redemption of shares may be requested by telephoning the Transfer Agent on any day Scudder Fund, Inc. and the Custodian are open for business.

No redemption of shares purchased by check will be permitted pursuant to the Expedited Redemption Service until seven business days after those shares have been credited to the shareholder's account.

1. Telephone the request to the Transfer Agent by calling toll-free from any continental state: 1-800-537-3177, or

2.   Fax your request to 1-800-537-9960, or

3. Mail the request to the Transfer Agent at the address set forth under "Purchasing shares."

     Proceeds of Expedited Redemptions will be wired to the shareholder's bank indicated in the Purchase Application. If an Expedited Redemption request for the Funds is received by the Transfer Agent by 12:00 noon (eastern time) on a day the Corporation and the Custodian are open for business, the redemption proceeds will be transmitted to the shareholder's bank that same day. Such expedited redemption requests received after 12:00 noon and prior to 4:00 p.m. (eastern time) will be honored the same day if such redemption can be accomplished in time to meet the Federal Reserve Wire System schedules. In the case of investments in a Fund that have been effected through banks and other institutions that have entered into special arrangements with the Corporation, the full amount of the redemption proceeds will be transmitted by wire.

Each Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions of a Fund's Institutional Shares, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of 4:00 p.m., the close of regular trading on the Exchange, on each day the Exchange is open for trading for Scudder Money Market Series and Scudder Government Money Market Series, and at 2:00 p.m. for the Scudder Tax Free Money Market Series. Net asset value per share is calculated by dividing the total value of net assets attributable to a class, less all liabilities attributable to that class, by the total number of shares outstanding for the class.

In calculating net asset value per share, each Fund uses the amortized cost method to value its portfolio securities.

Purchase restrictions

The Corporation and Institutional Client Services each reserves the right to reject purchases of shares, including exchanges, for any reason.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires each Fund to withhold 31% of taxable dividends, capital gains distributions, if a Fund fails to maintain a constant net asset value per share, and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. Each Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. Each Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing a Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $1,000,000, which amount may be changed by the Board of Directors.

Shareholders whose account balance falls below $1,000,000 for at least 30 days will be given 60 days' notice to bring the account back up to $1,000,000 or more. Where a reduction in value has occurred due to a redemption or exchange out of an account and the account balance is not increased within 60 days, Scudder reserves the right to redeem all shares and close the account and send the proceeds to the shareholder's address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption.

Please refer to "Exchanges and Redemptions--Other information" in the Funds' combined Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.


  Shareholder benefits

Experienced professional management

Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

The Funds are managed by a team of investment professionals who each play an important role in each Fund's management process. Team members work together to develop investment strategies and select securities for each Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders, and other investment specialists who work in offices across the United States and abroad. The Adviser believes its team approach benefits Fund investors by bringing together many disciplines and leveraging its extensive resources.

Lead Portfolio Manager Frank J. Rachwalski, Jr. assumed responsibility for setting the Fund's investment strategy and for overseeing the Fund's day-to-day management in January, 1998. Frank joined the Adviser's Fixed Income Department in 1973 as its Money Market Specialist. He has been responsible for the trading and portfolio management of Scudder Kemper's money market fund since its initial offering in 1974.


John W. Stuebe, Portfolio Manager, joined the Adviser in 1979 as a Fixed Income Trader for Money Market Securities. Mr. Stuebe is currently a Specialist and Trader for the Fund Manager's taxable, non-government money market funds.

Mitchell W. Wilner, Portfolio Manager for Scudder Government Money Market Series, joined the Adviser in 1992 as a Fixed Income Research Analyst and has 11 years' experience working with short-term fixed income investments.

Jerri I. Cohen, Portfolio Manager for Scudder Tax-Free Money Market Series, joined the Adviser in 1981 as a Money Fund Accounting Supervisor and has 5 years' experience working in tax-exempt money fund investments.


Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Institutional Shares of each Fund. Please call 1-800-537-3177 to request this feature.

Shareholder reports

Each Fund sends to its shareholders, semiannually, reports showing the investments in the Fund and other information (including unaudited financial statements) pertaining to the Fund. An annual report, containing financial statements audited by independent accountants, is sent to shareholders each year.

  Purchases and redemptions

 -----------------------------------------------------------------------------------------------------------------------
 Opening               Minimum initial investment: $1,000,000
 an account

 Make checks           o By Mail        Send your completed and signed application and check by regular,
 payable to "The                        express,  registered or certified mail to:
 Scudder Funds."
                                            Scudder Kemper Investments, Inc.
                                            222 South Riverside Plaza, 26th Floor
                                            Attn: Institutional Funds, Client Services
                                            Chicago, IL  60606

                       o By Wire        Please see Transaction information--Purchasing shares--
                                        By wire for details, including the ABA wire transfer number.
                                        Then call 1-800-854-8525 for instructions.
 -----------------------------------------------------------------------------------------------------------------------
 Purchasing            Minimum additional investment: no minimum
 additional
 shares

 Make checks
 payable to "The       o By Mail        Send a check with a purchase application, or with a letter of
 Scudder Funds."                        instruction including your account number and the  complete Fund name and class, to the  address listed above.

                       o  By Wire       Please see Transaction information--Purchasing shares--
                                        By wire for details, including the ABA wire transfer number.
 -----------------------------------------------------------------------------------------------------------------------
 Redeeming             o By Telephone
 shares                  or Fax         To speak with a service representative, call 1-800-537-3177 from
                                        8:30 a.m. to 6 p.m. eastern time. To fax your request, call
                                        1-800-537-9960 and include the information listed below.

                       o By Mail        Send your instructions for redemption to the address set forth under Opening an Account above and include:
                                            - the name of the Fund and class and account number you are redeemingfrom;
                                            - your name(s) and address as  they appear on your account;
                                            - the dollar amount or number of shares  you wish to redeem;
                                            - your signature(s) as it appears on your account; and
                                            - a daytime telephone number.

                                          A signature guarantee is required for mail redemptions over
                                          $100,000.
                                          See Transaction information--Redeeming shares.
 -----------------------------------------------------------------------------------------------------------------------

  Directors and Officers

Daniel Pierce*
    President

Dr. Rosita P. Chang
    Director; Professor of Finance, University of
    Rhode Island

Dr. J. D. Hammond
    Director; Dean, Smeal College of Business
    Administration, Pennsylvania State University

Richard M. Hunt
    Director; University Marshal and
    Senior Lecturer, Harvard University

Edgar R. Fiedler
    Director; Vice President and Economic
    Counsellor, The Conference Board, Inc.

Peter B. Freeman
    Director; Corporate Director and Trustee

Thomas W. Joseph*
    Vice President and Assistant Secretary

Thomas F. McDonough*
    Vice President, Secretary and Treasurer

Jerard K. Hartman*
    Vice President

Frank J. Rachwalski, Jr.*
    Vice President

David B. Wines*
    Vice President

Kathryn L. Quirk*
    Vice President

John R. Hebble*
    Assistant Treasurer

Caroline Pearson*
    Assistant Secretary

* Sudder Kemper Investments, Inc.

  How to contact Scudder


Account Set-up, Service and Information:

          Institutional Funds Client Services
               1-800-537-3177

          Other Scudder Funds
               1-800-225-5163

Correspondence:

Fax:              1-800-537-9960

Mail:             Scudder Kemper Investments
                  222 S. Riverside Plaza -- 26th Floor
                  Attn:  Institutional Funds -- Client Services
                  Chicago, IL  60606

                               SCUDDER FUND, INC.
                             Two International Place
                              Boston, MA 02110-4103
                                 1-800-553-6360


            Scudder Fund, Inc. is a professionally managed, open-end, diversified management investment company comprised of three diversified money market investment portfolios.

                           SCUDDER MONEY MARKET SERIES
                      SCUDDER TAX FREE MONEY MARKET SERIES
                     SCUDDER GOVERNMENT MONEY MARKET SERIES

       Mutual fund portfolios, each seeking to provide high money-market income with preservation of capital and liquidity through investments in different types of instruments.

--------------------------------------------------------------------------------

                       Statement of Additional Information

                                   May 1, 1998

--------------------------------------------------------------------------------

      This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the applicable prospectuses of Scudder Fund, Inc. dated May 1, 1998, as may be amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                                TABLE OF CONTENTS

                                                                                                                   Page

THE FUNDS AND THEIR OBJECTIVES........................................................................................1
         General Investment Objectives and Policies...................................................................1
         Master/feeder structure......................................................................................1
         Cash Fund....................................................................................................1
         Tax Free Fund................................................................................................3
         Government Fund..............................................................................................4
         Investment Restrictions......................................................................................4

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES............................................................................6

PURCHASING SHARES.....................................................................................................7
         Wire Transfer of Federal Funds...............................................................................7
         Additional Information About Making Subsequent Investments by QuickBuy.......................................8
         Share Certificates...........................................................................................8

EXCHANGES AND REDEMPTIONS.............................................................................................8
         Exchanges....................................................................................................9
         Redemption by Telephone.....................................................................................10
         Redemption By QuickSell.....................................................................................10
         Redemption by Mail or Fax...................................................................................11
         Redemption by Write-a-Check.................................................................................11

FEATURES AND SERVICES OFFERED BY THE FUNDS...........................................................................12
         The Pure No-Load(TM) Concept................................................................................12
         Dividend and Capital Gain Distribution Options..............................................................13
         Scudder Investor Centers....................................................................................13
         Reports to Shareholders.....................................................................................13
         Diversification.............................................................................................13
         Transaction Summaries.......................................................................................13

THE SCUDDER FAMILY OF FUNDS..........................................................................................14

SPECIAL PLAN ACCOUNTS................................................................................................19
         Scudder Retirement Plans:  Profit-Sharing and Money Purchase Pension Plans for Corporations and
         Self-Employed Individuals...................................................................................19
         Scudder IRA:  Individual Retirement Account.................................................................19
         Scudder Roth IRA:  Individual Retirement Account............................................................20
         Scudder 403(b) Plan.........................................................................................21
         Automatic Withdrawal Plan...................................................................................21
         Group or Salary Deduction Plan..............................................................................21
         Uniform Transfers/Gifts to Minors Act.......................................................................22

DIVIDENDS............................................................................................................22

PERFORMANCE INFORMATION..............................................................................................22
         Yield.......................................................................................................22
         Effective Yield.............................................................................................23
         Average Annual Total Return.................................................................................23
         Cumulative Total Return.....................................................................................24
         Total Return................................................................................................24
         Tax-Equivalent Yield........................................................................................25
         Comparison of Fund Performance..............................................................................25

THE PROGRAM..........................................................................................................28

ORGANIZATION OF THE FUNDS............................................................................................28

INVESTMENT ADVISER...................................................................................................30
         Personal Investments by Employees of the Adviser............................................................31

DISTRIBUTOR..........................................................................................................32


DIRECTORS AND OFFICERS...............................................................................................32

REMUNERATION.........................................................................................................34
         Responsibilities of the Board--Board and Committee Meetings.................................................34
         Compensation of Officers and Directors......................................................................34

TAXES ...............................................................................................................35

PORTFOLIO TRANSACTIONS...............................................................................................37

NET ASSET VALUE......................................................................................................38

ADDITIONAL INFORMATION...............................................................................................38
         Experts.....................................................................................................38
         Other Information...........................................................................................39

FINANCIAL STATEMENTS.................................................................................................40

APPENDIX

                         THE FUNDS AND THEIR OBJECTIVES

      (See "Investment objectives and policies" and "Additional information about policies and investments" in the Funds' Prospectuses)

General Investment Objectives and Policies


      Scudder Money Market Series ("Cash Fund"), Scudder Tax Free Money Market Series ("Tax Free Fund") and Scudder Government Money Market Series ("Government Fund") (collectively, the "Funds") are the three diversified investment portfolios comprising Scudder Fund, Inc. (the "Corporation"), a professionally managed open-end, diversified management investment company. Each Fund seeks to provide investors with as high a level of current income as is consistent with its investment objectives and policies and with preservation of capital and liquidity. In addition, the Tax Free Fund also seeks to provide current income that is exempt from federal income taxes. There can be no assurance that any of the Funds will achieve its investment objectives.


      Each of the Funds offers classes of shares as follows: Scudder Money Market Series offers Premium Money Market Shares, Managed Shares and Institutional Shares; Scudder Tax Free Money Market Series offers Managed Shares and Institutional Shares; and Scudder Government Money Market Series offers Managed Shares and Institutional Shares.

      Securities in which the Funds invest may not yield as high a level of current income as securities of lower quality and longer maturities which generally have less liquidity and greater market risk. Each Fund will maintain a dollar-weighted average maturity of 90 days or less in an effort to maintain a constant net asset value of $1.00 per share, but there is no assurance that each will be able to do so.

      Except as otherwise indicated, each Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders.

      The Funds' investment adviser is Scudder Kemper Investments, Inc. (the "Adviser"), a leading provider of U.S. and international investment management services for clients throughout the world. See "Investment Adviser."

Master/feeder structure


      The Board of Directors has the discretion to retain the current distribution arrangement for each Fund while investing in a master fund in a master/feeder fund structure as described below.


      A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Cash Fund

      The Cash Fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests exclusively in a broad range of short-term money market instruments that have remaining maturities of not more than 397 calendar days and certain repurchase agreements. These securities consist of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, taxable and tax-exempt municipal obligations, corporate and bank obligations, certificates of deposit ("CD's"), bankers' acceptances and variable amount master demand notes.

      The bank obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, fixed time deposits or other short-term bank obligations. The Fund limits its investments in U.S. bank obligations to obligations of U.S. banks (including foreign branches, the obligations of which are guaranteed by the U.S. parent) that have at least $1 billion in total assets at the time of investment. "U.S. banks" include commercial banks that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. In addition, the Fund may invest in obligations of savings banks and savings and loan associations insured by the Federal Deposit Insurance Corporation that have total assets in excess of $1 billion at the time of the investment. The Fund may invest in U.S. dollar-denominated obligations of foreign banks subject to the following conditions: foreign banks (based upon their most recent annual financial statements) at the time of investment (i) have more than U.S. $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 100 largest banks in the world as determined on the basis of assets; and (iii) have branches or agencies in the U.S.; and (iv) are obligations which, in the opinion of the Adviser, are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

      Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligations. The Fund is limited by its nonfundamental policy to the amount of its total assets that may be in investments that are not illiquid including fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days.

      The Fund may invest in U.S. dollar-denominated certificates of deposit and promissory notes issued by Canadian affiliates of U.S. banks under circumstances where the instruments are guaranteed as to principal and interest by the U.S. bank. While foreign obligations generally involve greater risks than those of domestic obligations, such as risks relating to liquidity, marketability, foreign taxation, nationalization and exchange controls, generally the Adviser believes that these risks are substantially less in the case of instruments issued by Canadian affiliates that are guaranteed by U.S. banks than in the case of other foreign money market instruments.

      There is no limitation on the amount of the Fund's assets that may be invested in obligations of foreign banks that meet the conditions set forth above. Such investments may involve greater risks than those affecting U.S. banks or Canadian affiliates of U.S. banks. In addition, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.


      Except for obligations of foreign banks and foreign branches of U.S. banks, the Fund will not invest in the securities of foreign issuers. Generally, the Fund may not invest less than 25% of the current value of its total assets in bank obligations (including bank obligations subject to repurchase agreements).

         Generally, the commercial paper purchased by the Fund is limited to direct obligations of domestic corporate issuers, including bank holding companies, which obligations, at the time of investment, are (i) rated "P-1" by Moody's Investors Service, Inc. ("Moody's"), "A-1" or better by Standard & Poor's Corporation ("S&P") or "F-1" by Fitch Investors Service, Inc. ("Fitch"),
(ii) issued or guaranteed as to principal and interest by issuers having an existing debt security rating of "Aa" or better by Moody's or "AA" or better by S&P or Fitch, or (iii) securities that, if not rated, are of comparable investment quality as determined by the Adviser in accordance with procedures adopted by the Corporation's Board of Directors.


      The Fund may invest in non-convertible corporate debt securities such as notes, bonds and debentures that have remaining maturities of not more than 397 calendar days and that are rated "Aa" or better by Moody's or "AA" or better by S&P or Fitch, and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder. Its amount may from time to time be increased by the holder (subject to an agreed maximum) or decreased by the holder or the issuer and is payable on demand. The rate of interest varies pursuant to an agreed-upon formula. Generally, master demand notes are not rated by a rating agency. However, the Fund may invest in a master demand note that, if not rated, is in the opinion of the Adviser of an investment quality comparable to rated securities in which the Fund may invest. The Adviser monitors the issuers of such master demand notes on a daily basis. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. The Fund may not invest in a master demand note if, as a result, more than 10% of the value of its total net assets would be invested in such notes.

      Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, and may be general obligation, revenue, or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.

      The Fund's investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or better by Moody's or "AA" or better by S&P or Fitch.

      The Fund's investments in municipal notes will be limited to notes that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

      Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Fund may invest in municipal commercial paper that is rated at the date of purchase "P-1" or "P-2" by Moody's, "A-1" or "A-2" or "A-1+" by S&P or "F-1" by Fitch. If a municipal obligation is not rated, the Fund may purchase the obligation if, in the opinion of the Adviser, it is of investment quality comparable to other rated investments that are permitted in the Fund.

      All of the securities in which the Fund will invest must meet credit standards applied by the Adviser pursuant to procedures established by the Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security, as soon as practicable, unless the Directors of the Corporation determine that such disposal would not be in the best interests of the Fund.

      In addition, the Fund may invest in variable or floating rate obligations, obligations backed by bank letters of credit, when-issued securities and securities with put features.

Tax Free Fund

      The Tax Free Fund seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests primarily in high-quality municipal obligations the interest on which is exempt from federal income taxes and that have remaining maturities of not more than 397 calendar days. Opinions relating to the exemption of interest on municipal obligations from federal income tax are rendered by bond counsel to the municipal issuer. The Fund may also invest in certain taxable obligations on a temporary defensive basis, as described below.

      Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, and may be general obligation, revenue, or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.

      The Fund's investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or better by Moody's or "AA" or better by S&P or Fitch.

      The Fund's investments in municipal notes will be limited to notes that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

      Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Fund may invest in municipal commercial paper that is rated at the date of purchase "P-1" or "P-2" by Moody's, "A-1" or "A-2" or "A-1+" by S&P or "F-1" by Fitch.


      If a municipal obligation is not rated, the Fund may purchase the obligation if, in the opinion of the Adviser, it is of investment quality comparable to other rated investments that are permitted in the Fund. From time to time the Fund may invest 25% or more of the current value of its total assets in municipal obligations that are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the other obligations. For example, certain municipal obligations accrue interest that is paid from revenues of similar types of projects; other municipal obligations have issuers located in the same state.

      The floating and variable rate municipal obligations that the Fund may purchase include certificates of participation in such obligations purchased from banks. A certificate of participation gives the Fund an undivided interest in the underlying municipal obligations, usually private activity bonds, in the proportion that the Fund's interest bears to the total principal amount of such municipal obligations. Certain of such certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity. The Fund may invest in certificates of participation even if the underlying municipal obligations carry stated maturities in excess of one year, if compliance with certain conditions contained in a rule of the Securities and Exchange Commission (the "SEC") is met. The income received on certificates of participation constitutes interest from tax-exempt obligations.

      The Fund may, pending the investment of proceeds of sales of shares or proceeds from sales of portfolio securities or in anticipation of redemptions, or to maintain a "defensive" posture when, in the opinion of the Adviser, it is advisable to do so because of market conditions, elect to invest temporarily up to 20% of the current value of its total assets in cash reserves or taxable securities.

      The taxable market is a broader and more liquid market with a greater number of investors, issuers and market makers than the market for municipal obligations. The more limited marketability of municipal obligations may make it difficult in certain circumstances to dispose of large investments advantageously. In addition, certain municipal obligations might lose tax-exempt status in the event of a change in the tax laws.

      All of the securities in which the Fund will invest must meet credit standards applied by the Adviser pursuant to procedures established by the Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security, as soon as practicable, unless the Directors of the Corporation determine that such disposal would not be in the best interests of the Fund.

      In addition, the Fund may enter into repurchase agreements, and invest in variable or floating rate obligations, obligations backed by bank letters of credit, when-issued securities and securities with put features. The Fund intends to take the position that it is the owner of any municipal obligation acquired with a put feature, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear.

Government Fund

      The Government Fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities that have remaining maturities of not more than 397 calendar days and certain repurchase agreements.

      In addition, the Fund may invest in variable or floating rate obligations, when-issued securities and securities with put features.

Investment Restrictions

      Unless specified to the contrary, the following restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund involved which, under the Investment Company Act of 1940 (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

      Under ordinary market conditions, the Fund will maintain at least 80% of the value of its total assets in obligations that are exempt from federal income taxes and are not subject to the alternative minimum tax. The foregoing constitutes a fundamental policy that cannot be changed without the approval of a majority of the outstanding shares of the Fund.


      Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund.


      Each Fund has elected to be classified as a non-diversified series of an open-end investment company.


In addition, as a matter of fundamental policy, each Fund may not:

         (1) borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (3) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         (4) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

         (5) purchase physical commodities or contracts relating to physical commodities; or

         (6) make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's objective and policies may be deemed to be loans;

         (7) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

As a matter of nonfundamental policy, each Fund may not:

         (1) borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;

         (2) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments,
                  (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

         (3) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

         (4) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

         (5) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

         (6) lend portfolio securities in an amount greater than 5% of its total assets.

                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES

          (See "Additional information about policies and investments"
                          in the Funds' Prospectuses)

      Municipal Notes. The Tax Free Fund and the Cash Fund may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs"), construction loan notes and project notes. Municipal notes generally have maturities at the time of issuance of three years or less. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer. Project notes are issued by local housing authorities to finance urban renewal and public housing projects and are secured by the full faith and credit of the U.S. Government.


      TANs An uncertainty in a municipal issuer's capacity to raise taxes as a result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making the issuer's payments on TANs.

      BANs The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used by the issuers to pay the principal of, and interest on, BANs.


      RANs A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.


      Loans of Portfolio Securities. Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions if cash or cash equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower with the Fund in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. The Funds will not enter into any security lending arrangement having a duration of longer than one year. Securities that a Fund may receive as collateral will not become part of that Fund at the time of the loan. In the event of a default by the borrower, such Fund will, if permitted by law, dispose of the collateral except for such part thereof that is a security in which such Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. No Fund will lend securities having a value that exceeds 5% of the current value of its total assets. Loans of securities by a Fund will be subject to termination at the Fund's or the borrower's option. Each Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Corporation or the Adviser.


      Industry Concentration. To the extent the Cash Fund's investments are concentrated in the banking industry, the Cash Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of the investment return on the Cash Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, and the effects of competition within the banking industry as well as with other types of financial institutions.

      The foregoing policies and activities of the Funds are not fundamental and may be changed by the Board of Directors of the Corporation without the approval of shareholders.

                                PURCHASING SHARES

  (See "Transaction information--Purchasing shares" in the Funds' Prospectuses)

      Each Fund has specific minimum initial investment requirements for each class of shares. The Premium Shares require a $25,000 minimum initial investment and a minimum subsequent investment of $1,000. The Managed Shares require a $100,000 minimum initial investment and a minimum subsequent investment of $1,000. The Institutional Shares require a $1,000,000 minimum investment and have no minimum subsequent investment. The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with the Funds and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account offered by the Funds. Investment minimums may also be waived for Directors and officers of the Corporation. The Funds, Scudder Investor Services, Inc. and Scudder Financial Intermediary Services Group each reserves the right to reject any purchase order. All funds will be invested in full and fractional shares.

Wire Transfer of Federal Funds

         Orders for shares of a Fund will become effective when an investor's bank wire order or check is converted into federal funds (monies credited to the account of State Street Bank and Trust Company (the "Custodian") with its registered Federal Reserve Bank). If payment is transmitted by the Federal Reserve Wire System, the order will become effective upon receipt. Orders will be executed at 4:00 p.m. for the Cash Fund and the Government Fund (eastern time) and at 2:00 p.m. for the Tax Free Fund on the same day if a bank wire or check is converted to federal funds or a federal funds' wire is received by 4:00 p.m. or 2:00 p.m., respectively. In addition, if investors known to the Funds notify the Funds by 4:00 p.m. for the Cash Fund and the Government Fund and by 2:00 p.m. for the Tax Free Fund that they intend to wire federal funds to purchase shares of any Fund on any business day and if monies are received in time to be invested, orders will be executed at the net asset value per share determined at 4:00 p.m. for the Cash Fund and the Government Fund and at 2:00 p.m. for the Tax Free Fund the same day. Wire transmissions may, however, be subject to delays of several hours, in which event the effectiveness of the order will be delayed. Payments by a bank wire other than the Federal Reserve Wire System may take longer to be converted into federal funds. When payment for shares is by check drawn on any member of the Federal Reserve System, federal funds normally become available to the Funds on the business day after the check is deposited.


      Shares of any Fund may be purchased by writing or calling the Transfer Agent. Orders for shares of a particular class of a Fund will be executed at the net asset value per share of such class next determined after an order has become effective.


      Checks drawn on a non-member bank or a foreign bank may take substantially longer to be converted into federal funds and, accordingly, may delay the execution of an order. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

      By investing in a Fund, a shareholder appoints the Transfer Agent to establish an open account to which all shares purchased will be credited, together with any dividends and capital gains distributions that are paid in additional shares. See "Distribution and performance information--dividends and capital gains distributions" in the Funds' Prospectuses.

Additional Information About Making Subsequent Investments by QuickBuy

      Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the Exchange, normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

      In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.


      Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that each Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Share Certificates

      Due to the desire of each Fund's management to afford ease of redemption, certificates will not be issued to indicate ownership in any Fund. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.


      The Funds have authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Funds' shares. Those brokers may also designate other parties to accept purchase and redemption orders on each Fund's behalf. Orders for purchase or redemption will be deemed to have been received by a Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between a Fund and the broker, ordinarily orders will be priced at that Fund's net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of a Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Directors and the Distributor, also the Funds' principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Directors and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.


                            EXCHANGES AND REDEMPTIONS

            (See "Transaction Information--Exchanges and Redemptions"
                          in the Funds' Prospectuses)

      Payment of redemption proceeds may be made in securities. The Corporation may suspend the right of redemption with respect to any Fund during any period when (i) trading on the Exchange is restricted or the Exchange is closed, other than customary weekend and holiday closings, (ii) the SEC has by order permitted such suspension or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of that Fund not reasonably practicable.

      A shareholder's Fund account remains open for up to one year following complete redemption and all costs during the period will be borne by the Corporation. This permits an investor to resume investments.

Exchanges

      The following information regarding exchanges applies only to Premium Shares and each Fund's class of Managed Shares. The exchange privileges listed below do not apply to the Institutional Shares.


      Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL(TM)) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $25,000 for Premium Shares, and $100,000 for Managed Shares. Exchanges into other Scudder Funds may have lower minimum exchange requirements. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $1,000 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction information--Redeeming shares--Signature guarantees" in the Funds' prospectuses.


      Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

      Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Funds and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

      There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

      Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine. The Funds and the Transfer Agent each reserve the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.


      The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.


      Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

      In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent. Shareholders currently receive the right to redeem up to $100,000 to their address of record automatically, without having to elect it. Shareholders may also request to have the proceeds mailed or wired to their pre-designated bank account.

      (a) NEW INVESTORS wishing to establish telephone redemption to a pre-designated bank account must complete the appropriate section on the application.

      (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a pre-designated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. A signature and a signature guarantee are required for each person in whose name the account is registered.

      Telephone redemption is not available with respect to shares represented by share certificates or shares held in certain retirement accounts.

      If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. The Premium Shares have a $5 charge for wire redemptions. The Managed Shares have a $5 charge for wire redemptions unless it is for an amount of $1,000 or greater or it is a sweep account. The Institutional Shares do not charge a wire fee.

      Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

      The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

      Redemption requests by telephone (technically a repurchase by agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption By QuickSell


      Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of the Fund by telephone. To sell shares by QuickSell, shareholders should call before 4 p.m. eastern time. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4 p.m. eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

      In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing an QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

      The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

      Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signatures guaranteed as explained in the Funds' prospectuses.

      In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

      It is suggested that shareholders holding share certificates or shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary, agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven business days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

      The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

Redemption by Write-a-Check

      The following information regarding Redemption by Write-a-Check applies only to Premium Shares and each Fund's class of Managed Shares. Redemption by Write-a-Check does not apply to the Institutional Shares.

      All new investors and existing shareholders who apply to State Street Bank and Trust Company for checks may use them to pay any person, provided that each check is for at least $1,000 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on a Fund's book for seven business days. Shareholders who use this service may also use other redemption procedures. No shareholder may write checks against certificated shares. The Funds pay the bank charges for this service. However, each Fund will review the cost of operation periodically and reserve the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. Each Fund, Scudder Service Corporation and State Street Bank and Trust Company reserve the right at any time to suspend or terminate the "Write-a-Check" procedure.

                   FEATURES AND SERVICES OFFERED BY THE FUNDS

            (See "Shareholder benefits" in the Funds' prospectuses.)

The Pure No-Load(TM) Concept

      Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

      Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

      A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

      A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Rules of Fair Practice, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

      Because Scudder funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

      The following chart shows the potential long-term advantage of investing $10,000 in a Scudder pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.

====================================================================================================================
                                Scudder                                Load Fund with 0.75%     No-Load Fund with
         YEARS            Pure No-Load(TM)Fund       8.50% Load Fund           12b-1 Fee         0.25% 12b-1 Fee
====================================================================================================================

          10                    $25,937                $23,733                $24,222                $25,354
--------------------------------------------------------------------------------------------------------------------

          15                     41,772                 38,222                 37,698                 40,371
--------------------------------------------------------------------------------------------------------------------

          20                     67,275                 61,557                 58,672                 64,282
====================================================================================================================

      Investors are encouraged to review the fee tables of each Fund's respective prospectus for more specific information about the rates at which management fees and other expenses are assessed.

Dividend and Capital Gain Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income, or distributions from realized capital gains in additional shares of the same class of the Fund. A change of instructions for the method of payment must be received by the Fund's transfer agent at least 5 days prior to a dividend record date. Shareholders may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to contact Scudder" in the prospectus for the address.

      Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distributions of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the same class of the relevant Fund.

      Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gains distributions automatically deposited to their personal bank account usually within three business days after a Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163.

Scudder Investor Centers

      Investors may visit any of the Investor Centers maintained by the Distributor. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "How to contact Scudder" in the Funds' prospectuses.

Reports to Shareholders

      All three Funds issue to their respective shareholders annual and semiannual financial statements (audited annually by independent accountants), including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights for that Fund, as the case may be.

Diversification

      A shareholder's investment represents an interest in a large, diversified portfolio of carefully selected securities. Diversification may protect investors against the possible risks associated with concentrating in fewer securities.

Transaction Summaries

      Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

Internet access

      World Wide Web Site -- The address of the Scudder Funds site is http://funds.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

      The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets."

Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both Scudder and Lipper Analytical Services, Inc. are available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.

      Scudder has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.

Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

      Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

      An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

      A Call Me(TM) feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call Me(TM) feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.


                           THE SCUDDER FAMILY OF FUNDS

      (See "Investment products and services" in the Funds' prospectuses.)

      The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow.

MONEY MARKET

      Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

      Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

      Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

      Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

TAX FREE MONEY MARKET

      Scudder Tax Free Money Fund ("STFMF") seeks to provide income exempt from regular federal income tax and stability of principal through investments primarily in municipal securities. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible.

      Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

      Scudder California Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share while providing California taxpayers income exempt from both California State personal and regular federal income taxes. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. There can be no assurance that the stable net asset value will be maintained.

      Scudder New York Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. There can be no assurance that the stable net asset value will be maintained.

TAX FREE

      Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

      Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation. The Fund will invest primarily in high-grade, intermediate-term bonds.

      Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.

      Scudder High Yield Tax Free Fund seeks to provide a high level of interest income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder California Tax Free Fund* seeks to provide California taxpayers with income exempt from both California State personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of California municipal securities.

      Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability, through a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder Massachusetts Tax Free Fund* seeks to provide Massachusetts taxpayers with income exempt from both Massachusetts personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

----------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

      Scudder New York Tax Free Fund* seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of New York municipal securities.

      Scudder Ohio Tax Free Fund* seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder Pennsylvania Tax Free Fund* seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

U.S. INCOME

      Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality short-term bonds.

      Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk.

      Scudder GNMA Fund seeks to provide high current income primarily from U.S. Government guaranteed mortgage-backed (Ginnie Mae) securities.

      Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.

      Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.

GLOBAL INCOME

      Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

      Scudder International Bond Fund seeks to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

      Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued by governments and corporations in emerging markets.

ASSET ALLOCATION

      Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio, under normal market conditions, will invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

      Scudder Pathway Series: Balanced Portfolio seeks to provide investors with a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

----------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

      Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

      Scudder Pathway Series: International Portfolio seeks maximum total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder funds.

U.S. GROWTH AND INCOME

      Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented approach that is designed to reduce risk.

      Scudder Growth and Income Fund seeks long-term growth of capital, current income, and growth of income.

      Scudder S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.

      Scudder Real Estate Investment Fund seeks long-term capital growth and current income by investing primarily in equity securities of companies in the real estate industry.

U.S. GROWTH

   Value

      Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a value-driven investment program.

      Scudder Value Fund** seeks long-term growth of capital through investment in undervalued equity securities.

      Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

      Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.

   Growth

      Scudder Classic Growth Fund** seeks to provide long-term growth of capital with reduced share price volatility compared to other growth mutual funds.

      Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

      Scudder Development Fund seeks long-term growth of capital by investing primarily in securities of small and medium-size growth companies.

      Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.

----------
**   Only the Scudder Shares are part of the Scudder Family of Funds.

SCUDDER CHOICE SERIES

      Scudder Financial Services Fund seeks long-term growth of capital primarily through investment in equity securities of financial services companies.

      Scudder Health Care Fund seeks long-term growth of capital primarily through investment in securities of companies that are engaged in the development, production or distribution of products or services related to the treatment or prevention of diseases and other medical problems.

      Scudder Technology Fund seeks long-term growth of capital primarily through investment in securities of companies engaged in the development, production or distribution of technology-related products or services.

GLOBAL GROWTH

   Worldwide

      Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.

      Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities.

      Scudder International Fund seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.

      Scudder Global Discovery Fund** seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

      Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

      Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

   Regional

      Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

      Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

      Scudder Latin America Fund seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers.

      The Japan Fund, Inc. seeks long-term capital appreciation by investing primarily in equity securities (including American Depository Receipts) of Japanese companies.

      The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every

----------
**   Only the Scudder Shares are part of the Scudder Family of Funds.

Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

      The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; and easy telephone exchanges into other Scudder funds. Certain Scudder funds or classes thereof may not be available for purchase or exchange. For more information, please call 1-800-225-5163.

                              SPECIAL PLAN ACCOUNTS

         (See "Scudder tax-advantaged retirement plans," "Purchases--By
          Automatic Investment Plan" and "Exchanges and redemptions--By
             Automatic Withdrawal Plan" in the Funds' prospectuses.)

      The following information regarding Special Plan Accounts applies only to Premium Shares and each Fund's class of Managed Shares. Special Plan Accounts do not apply to the Institutional Shares.


      Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plans. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.


      Shares of the Funds may also be a permitted investment under profit sharing and pension plans and IRA's other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

      None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans: Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

      Shares of the Funds may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code as to form.

Scudder IRA:  Individual Retirement Account

      Shares of the Funds may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

      A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

      An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

      The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

--------------------------------------------------------------------------------
         Starting                       Annual Rate of Return
          Age of         -------------------------------------------------------
       Contributions            5%               10%                 15%
--------------------------------------------------------------------------------
            25              $253,680          $973,704          $4,091,908
            35               139,522           361,887             999,914
            45                69,439           126,005             235,620
            55                26,414            35,062              46,699

      This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                 (post tax, $2,000 pretax) and a 31% Tax Bracket

--------------------------------------------------------------------------------
         Starting                       Annual Rate of Return
          Age of         -------------------------------------------------------
       Contributions            5%               10%                 15%
--------------------------------------------------------------------------------
            25              $119,318          $287,021            $741,431
            35                73,094           136,868             267,697
            45                40,166            59,821              90,764
            55                16,709            20,286              24,681

Scudder Roth IRA:  Individual Retirement Account


      Shares of the Funds may be purchased as the underlying investment for a Roth individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code.


      A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

      An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

      All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions of earnings from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, excess medical expenses, the purchase of health insurance for an unemployed individual and education expenses.


      An individual with an income of less than $100,000 (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

Scudder 403(b) Plan

      Shares of the Funds may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan


      Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information--Redeeming shares--Signature guarantees" in the Funds' prospectuses. Any such requests must be received by the Transfer Agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Corporation or its agent on written notice, and will be terminated when all shares of the Funds under the Plan have been liquidated or upon receipt by the Corporation of notice of death of the shareholder.


      An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

      An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Corporation and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

      The Corporation reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Uniform Transfers/Gifts to Minors Act

      Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

      The Corporation reserves the right, after notice has been given to the shareholder and Custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                                    DIVIDENDS

          (See "Distribution and performance information--Dividends and capital gains distributions" in the Funds' Prospectuses)

      The Corporation declares dividends on the outstanding shares of each Fund from each Fund's net investment income at the close of each business day to shareholders of record at 2:00 p.m. for the Tax Free Fund and 4:00 p.m. for the Cash Fund and Government Fund on the day of declaration. Realized capital gains and losses (other than long-term capital gains) may be taken into account in determining the daily distribution. Shares purchased will begin earning dividends on the day the purchase order is executed and shares redeemed will earn dividends through the previous day. Net investment income for a Saturday, Sunday or holiday will be declared as a dividend on the previous business day to shareholders of record at 2:00 p.m. for the Tax Free Fund and 4:00 p.m. for the Cash Fund and Government Fund on that day.

      Investment income for a Fund includes, among other things, interest income and accretion of market and original issue discount and amortization of premium.

      Dividends declared in and attributable to the preceding month will be paid on the first business day of each month. Net realized capital gains, after utilization of capital loss carryforwards, if any, will be distributed annually, although an additional distribution may be necessary to prevent the application of a federal excise tax. Dividends and distributions will be invested in additional shares of the same class of the Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Dividend checks and Statements of Account will be mailed approximately two business days after the payment date. Each Fund forwards to the Custodian the monies for dividends to be paid in cash on the payment date.

      Shareholders who redeem all their shares prior to a dividend payment will receive, in addition to the redemption proceeds, dividends declared but unpaid. Shareholders who redeem only a portion of their shares will be entitled to all dividends declared but unpaid on such shares on the next dividend payment date.

                             PERFORMANCE INFORMATION

    (See "Distribution and performance information--Performance information"
                          in the Funds' Prospectuses)

      From time to time, quotations of each Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. Performance information will be calculated separately for each class of a Fund's shares. Because each class of shares is subject to different expenses, the net yield of each class of a particular Fund for the same period may differ. Performance information enumerated below is provided at the Fund level since each Fund consisted of one class of shares (which class was redesignated as the Managed Shares Class) on December 31, 1997. These performance figures may be calculated in the following manner:

Yield

      The Corporation makes available various yield quotations with respect to shares of the Funds. The annualized yield for each of the following Funds for the seven-day period ended December 31, 1997 for the Institutional Shares were __% for the Money Market, __% for the Tax Free Fund and __% for the Government Fund; for the Managed

Shares were __% for the Money Market Fund, __% for the Tax Free Fund and __% for the Government Fund; and __% for the Premium Money Market Shares. Each Fund's yield may fluctuate daily and does not provide a basis for determining future yields. The foregoing yields were computed separately for each class of each Fund by determining the net change in value, exclusive of capital changes, of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. The net change in value of an account consists of the value of additional shares purchased with dividends from the original share plus dividends declared on both the original share and any such additional shares (not including realized gains or losses and unrealized appreciation or depreciation) less applicable expenses, including the management fee payable to the Adviser.

      Current yield for each Fund will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields. Yield is a function of portfolio quality, composition, maturity and market conditions as well as expenses allocated to such Funds. Yield information may be useful in reviewing the performance of a Fund and for providing a basis for comparison with investment alternatives. The yield of a Fund, however, may not be comparable to investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities and compute expenses.

Effective Yield

      The effective yield for the Funds is calculated in a similar fashion to yield, except that the seven-day period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

             EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)^365/7] - 1


The effective yields (i.e., on a compound basis, assuming the daily reinvestment of dividends) for each of the following Funds for the seven-day period ended December 31, 1997 for the Institutional Shares were __% for the Money Market, __% for the Tax Free Fund and __% for the Government Fund; for the Managed Shares were __% for the Money Market Fund, __% for the Tax Free Fund and __% for the Government Fund; and __% for the Premium Money Market Shares.


Average Annual Total Return

      Average annual total return is the average annual compound rate of return for periods of one year, five years, and ten years and the life of a Fund, where applicable, all ended on the last day of a recent calendar quarter and is calculated separately for each class of each Fund. Average annual total return quotations reflect changes in the price of a Fund's shares, if any, and assume that all dividends and capital gains distributions during the respective periods were reinvested in the same class of Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1
Where:
    P    =    a hypothetical initial investment of $1,000.
    T    =    Average Annual Total Return.
    n    =    number of years.
    ERV  =    ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

         Average Annual Total Return for periods ended December 31, 1997


                                             One Year    Five Years    Ten Years
Institutional Class of Shares*
   Scudder Money Market Series                 N/A           N/A          N/A
   Scudder Tax Free Money Market Series        N/A           N/A          N/A
   Scudder Government Money Market Series      N/A           N/A          N/A
Managed Class of Shares                        N/A           N/A          N/A
   Scudder Money Market Series                5.21          4.48         5.61
   Scudder Tax Free Money Market Series       5.02          4.37         5.45
   Scudder Government Money Market Series
Premium Class of Shares*                       N/A           N/A          N/A


       * since inception

Cumulative Total Return

      Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated separately for each class of shares of a Fund by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1

        Where:

           C     =   Cumulative Total Return.
           P     =   a hypothetical initial investment of $1,000.
          ERV   =    ending redeemable value: ERV is the value, at the end of
                     the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

           Cumulative Total Return for periods ended December 31, 1997


                                  One Year         Five Years        Ten Years
Institutional Class of Shares
   Cash Fund
   Tax Free Fund
   Government Fund
Managed Class of Shares
   Cash Fund
   Tax Free Fund
   Government Fund
Premium Money Market Shares

* One Year Cumulative Total Return for the Cash Fund and the Government Fund would have been approximately ____% and ____%, respectively, had expenses not been maintained. Return for Five Years would have been lower had expenses not been maintained.


Total Return

      Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

Tax-Equivalent Yield


      For the Scudder Tax Free Money Market Series, Tax-Equivalent Yield is the net annualized taxable yield needed to produce a specified tax-exempt yield at a given tax rate based on a specified 30 day (or one month) period assuming semiannual compounding of income. Tax-equivalent yield is calculated separately for each class of shares of a Fund by dividing that portion of the Fund's yield (as computed in the yield description above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. Thus, taxpayers with a federal tax rate of 39.6% would need to earn a taxable yield of ____% to receive after-tax income equal to the ____% tax-free yield of Scudder Tax Free Money Market Series for the 7-day period ended December 31, 1997.


Comparison of Fund Performance

      A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

         In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P 500), the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.


      From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

      From time to time, in marketing and other Fund literature, Directors and officers of the Corporation, the Funds' portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Funds. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.


      The Funds may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

      Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

      Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit.

Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

      Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

      A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

      Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

      Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds. Sources for Fund performance information and articles about the Funds include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values, a biweekly Morningstar, Inc. publication that provides ratings of mutual funds based on fund performance, risk and portfolio characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SmartMoney, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

                                   THE PROGRAM

      Scudder Treasurers Trust(TM) (the "Program") is a corporate and institutional cash investment program with respect to the Funds. The Program is designed especially for treasurers and financial officers of small and middle-sized corporations and financial institutions. The Funds reduce substantially the costs and inconvenience of direct investment in individual securities. They help reduce risk by diversifying investments across a broad range of securities. They also provide flexibility since shares can be redeemed from or exchanged between any of the Funds at no extra cost with the exception of the Institutional Shares which are not exchangeable.

      The Funds seek to provide busy executives with assistance in the professional management of their cash reserves. These executives frequently engage experts (meaning experienced professionals) for services requiring specialized knowledge and expertise. The investment of liquid assets is one such service. Each of the Funds has a different objective and offers full-time professional reserve asset management, which is frequently not available from traditional cash management providers. The Program can help institutional cash managers take advantage of today's investment opportunities and techniques to improve the performance of their liquid assets.

      The Funds allow small and middle-sized businesses and other institutions to take advantage of the investment management services of the Adviser. The Adviser's investment counsel clients include corporations, foundations, institutions, insurance companies, endowments, trusts, retirement plans and individuals.

      The Funds also anticipate lower expense ratios than those of money market mutual funds designed for individual investors because the Funds' average account balances are normally higher than those of the average money market fund. The Program also offers special services designed for the convenience of corporate and institutional treasurers.

      Each of the Funds seeks to provide the combination of price stability, liquidity and current income that treasurers often require for liquid assets such as operating reserves.

                            ORGANIZATION OF THE FUNDS

              (See "Fund organization" in the Funds' Prospectuses)

      The Corporation was formed on June 18, 1982 under the laws of the State of Maryland. The authorized capital stock of the Corporation consists of 10,000,000,000 shares having a par value of $.001 per share. The Company's

Articles of Incorporation authorize the Board of Directors to classify or reclassify any unissued shares of capital stock. Pursuant to that authority, the Board of Directors has created twenty-eight classes which are not currently offered but which may be in the future.

      Pursuant to authority expressly granted by of the Charter of the Corporation, the Board of Directors has reclassified six hundred million (600,000,000) shares of authorized and unissued Capital Stock into Scudder Money Market Series. Prior to the reclassification, three billion (3,000,000,000) shares of Capital Stock were classified as shares of Scudder Money Market Series. After the reclassification, three billion six hundred million (3,600,000,000) shares of Capital Stock are classified as shares of the Scudder Money Market Series.

      The Board of Directors has subdivided Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series (the "Funds") into classes. In addition, with respect to Scudder Tax Free Money Market Series and Scudder Government Money Market Series, there is one additional class of Capital Stock, to be referred to for all purposes as "Institutional Shares," and with respect to Scudder Money Market Series, two additional classes of Capital Stock, to be referred to for all purposes as "Institutional Shares" and the "Premium Money Market Shares" or "Premium Shares."

      After giving effect to the above classifications of Capital Stock, with respect to these three Funds, the Corporation shall have, in addition to the three billion four hundred million (3,400,000,000) shares of Capital Stock previously classified as set forth in the Charter, three billion six hundred million (3,600,000,000) shares of its authorized Capital Stock classified as the Scudder Money Market Series, which is further classified into eight hundred million (800,000,000) Managed Shares, eight hundred million (800,000,000) Institutional Shares, and two billion (2,000,000,000) Premium Money Market Shares; one billion (1,000,000,000) shares of Capital Stock classified as the Scudder Tax Free Money Market Series, which is further classified into five hundred million (500,000,000) Managed Shares and five hundred million (500,000,000) Institutional Shares; and three billion (3,000,000,000) shares of Capital Stock classified as and the Scudder Government Money Market Series, which is further classified into one billion five hundred million (1,500,000,000) Managed Shares and one billion five hundred million (1,500,000,000) Institutional Shares.


      Each share of each class of a Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares (or class of shares) shall be entitled to vote. Shareholders of each Fund shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Directors of the Corporation has determined that the matter affects only the interest of shareholders of one or more classes of a Fund, in which case only the shareholders of such class or classes of that Fund shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to a Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Corporation's Articles of Incorporation. As used in the Prospectuses and in this Statement of Additional Information, the term "majority", when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Funds and all additional portfolios (e.g., election of directors), means the vote of the lesser of (i) 67% of the Corporation's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Corporation's outstanding shares. The term "majority", when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund, class or any other single portfolio (e.g., annual approval of investment management contracts), means the vote of the lesser of (i) 67% of the shares of the portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the class or portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the portfolio. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.


      Each share of a Fund of the Corporation represents an equal proportionate interest in that Fund with each other share of the same Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Corporation's Board of Directors. In the event of the liquidation or dissolution of the Corporation, shares of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a proportionate distribution, based upon the relative net assets of the Funds, of any general assets not attributable to a Fund that are available for distribution.

      Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Corporation.

                               INVESTMENT ADVISER

    (See "Fund organization--Investment adviser" in the Funds' Prospectuses)


      Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.


      Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world. As of December 31, 1997, the Adviser and its affiliates had in excess of $___ billion under their supervision, approximately two-thirds of which was invested in fixed-income securities.

      The Adviser maintains a research department with more than 50 professionals, which conducts continuous studies of the factors that affect various industries, companies and individual securities in the U.S. as well as abroad. In this work the Adviser utilizes reports, statistics and other investment information from a wide variety of sources, including brokers and dealers who may execute portfolio transactions for the Funds and for other clients of the Adviser. Investment decisions, however, are based primarily on investigations and critical analyses by the Adviser's own research specialists and portfolio managers.

      The Adviser may give advice and take action with respect to any of its other clients, which may differ from advice given or from the time or nature of action taken with respect to a Fund. If these clients and such Fund are simultaneously buying or selling a security with a limited market, the price may be adversely affected. In addition, the Adviser may, on behalf of other clients, furnish financial advice or be involved in tender offers or merger proposals relating to companies in which such Fund invests. The best interests of any Fund may or may not be consistent with the achievement of the objectives of the other persons for whom the Adviser is providing advice or for whom they are acting. Where a possible conflict is apparent, the Adviser will follow whatever course of action is in its judgment in the best interests of the Fund. The Adviser may consult independent third persons in reaching its decision.


      Subject to policy established by the Corporation's Board of Directors, which has overall responsibility for the business and affairs of each Fund, the Adviser manages the operations of each Fund. In addition to providing advisory services, the Adviser furnishes office space and certain facilities and personnel required for conducting the business of the Funds and the Adviser pays the compensation of the Corporation's officers, directors and employees affiliated with the Adviser or its affiliates. Although the Adviser currently pays the compensation, as well as certain expenses, of all officers and employees of the Corporation who are affiliated with the Adviser or its affiliates, the terms of the Agreements state that the Adviser is not obligated to pay the compensation and expenses of the Corporation's clerical employees other than those providing advisory services. The Adviser, however, has represented to the Corporation's Board of Directors that its current intention is to continue to pay such compensation and expenses.

      For the period January 1, 1997 until July 7, 1997, the Adviser received a management fee from each Fund at an annual rate of 0.40% for the first $1.5 billion of average daily net assets and 0.35% of such assets in excess of $1.5 billion. Until July 7, 1997, the Adviser had agreed to waive a portion of its investment management fee for each of the Cash Fund and Government Fund to the extent necessary so that the total annualized expenses of each Fund do not exceed 0.55% of average daily net assets. Effective July 7, 1997, the Adviser receives a management fee at an annual rate of 0.25% of average daily net assets for each Fund. For the period beginning July 7, 1997 and extending to April 30, 1999 there is a management fee waiver for the Cash Fund, Tax Free Fund and Government Fund of 0.05%, 0.10% and 0.15%, respectively. Management fees are computed daily and paid monthly.

      In addition, from time to time, the Adviser may voluntarily absorb certain additional expenses of Scudder Money Market Series. The level of this voluntary absorption shall be in the Adviser's discretion and is in addition to the Adviser's agreement to waive a portion of its investment management fee.

      For the Corporation's fiscal year ended December 31, 1997, the Adviser did not impose fees of $374,936, $69,182, and $129,520 and did impose fees of $1,301,440, $337,288, and $11,942, of which $123,101, $11,560, and $66,141, remain unpaid, for the Money Market Series, Tax Free Money Market Series, and Government Money Market Series, respectively.

      For the Corporation's fiscal year ended December 31, 1996, management fees paid to the Adviser were $1,227,581 for the Cash Fund, $587,278 for the Tax Free Fund and $131,141 for the Government Fund. Had the Adviser not waived $274,989 of its management fee for the Cash Fund and $150,102 of its management fee for the Government Fund, the total fee paid by each Fund in 1996 would have been $1,502,570 and $281,243, respectively.


      For the Corporation's fiscal year ended December 31, 1995, management fees paid to the Adviser were $1,045,111 for the Cash Fund, $530,696 for the Tax Free Fund and $62,892 for the Government Fund. Had the Adviser not waived $474,280 of its management fee for the Cash Fund and of $211,734 its management fee for the Government Fund, the total fee paid by each such Fund in 1995 would have been $1,519,391 and $274,626, respectively.


      Each Agreement provides that the relevant Fund pay all of its expenses that are not specifically assumed by the Adviser. (Expenses attributable to a specific class of each Fund will be charged against the assets of that class of the Fund, other expenses of the Corporation will be allocated among the Funds in a manner which may, but need not, be proportionately in relation to the net assets of each Fund.) Expenses payable by each of the Funds include, but are not limited to, organizational expenses; clerical salaries; brokerage and other expenses of executing portfolio transactions; legal, auditing or accounting expenses; trade association dues; taxes or governmental fees; the fees and expenses of the transfer agent of the Fund; the cost of preparing share certificates or any other expenses, including clerical expenses of issue, redemption or repurchase of shares of the Fund; the expenses and fees for registering and qualifying securities for sale; the fees of Directors of the Corporation who are not employees or affiliates of the Adviser or its affiliates; travel expenses of all officers, directors and employees; insurance premiums; the cost of preparing and distributing reports and notices to shareholders; and the fees or disbursements of custodians of the Fund's assets.

      Each Agreement will continue in effect from year to year provided such continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Corporation's Board of Directors and (ii) by a majority of the Directors of the Corporation who are not parties to the investment management contract or "interested persons" (as defined in the 1940 Act) of any such party. Each of the Agreements may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

Personal Investments by Employees of the Adviser

      Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                                   DISTRIBUTOR

        (See "Fund organization--Distributor" in the Funds' Prospectuses)


      Pursuant to a contract with the Corporation, Scudder Investor Services, Inc., a subsidiary of the Adviser, serves as the Corporation's principal underwriter in connection with a continuous offering of shares of the Corporation. The Distributor receives no remuneration for its services as principal underwriter and is not obligated to sell any specific amount of Fund shares. As principal underwriter, it accepts purchase orders for shares of each Fund. In addition, the Underwriting Agreement obligates the Distributor to pay certain expenses in connection with the offering of the shares of each Fund. After the Prospectuses and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. The Distributor will also pay for supplemental sales literature and advertising costs. The Distributor may enter into agreements with other broker dealers for the distribution of fund shares.


                             DIRECTORS AND OFFICERS

      The principal occupations of the Directors and executive officers of the Corporation for the past five years are listed below.


                                                                                          Position with
                                                                                          Underwriter, Scudder
                                    Position with                                         Investor Services,
Name (Age) and Address              Corporation            Principal Occupation**         Inc.
----------------------              -----------            ----------------------         ----------------------


Daniel Pierce (64)+*#               President              Managing Director of Scudder   Vice President,
                                                           Kemper Investments, Inc.       Director and Assistant
                                                                                          Treasurer

Dr. Rosita P. Chang (43)            Trustee                Professor of Finance,           --
PACAP Research Center                                      University of Rhode Island
College of Business
Administration
University of Rhode Island
7 Lippitt Road
Kingston, RI  02881-0802

Dr. J. D. Hammond (64)              Trustee                Dean, Smeal College of          --
801 Business Administration Bldg.                          Business Administration,
Pennsylvania State University                              Pennsylvania State University
University Park, PA  16802

Edgar R. Fiedler (69)#              Director               Senior Fellow and Economic       --
50023 Brogden                                              Counsellor, The Conference
Chapel Hill, NC  27514                                     Board, Inc.

Peter B. Freeman (65)               Director               Corporate Director and           --
100 Alumni Avenue                                          Trustee
Providence, RI  02906



Richard M. Hunt (71)                Director               University Marshal and
University Marshal's Office                                Senior Lecturer, Harvard
Wadsworth House                                            University
1341 Massachusetts Avenue
Harvard University
Cambridge, MA  02138


Jerard K. Hartman (65)++            Vice President         Managing Director of Scudder   --
                                                           Kemper Investments, Inc.


                                                                                          Position with
                                                                                          Underwriter, Scudder
                                    Position with                                         Investor Services,
Name (Age) and Address              Corporation            Principal Occupation**         Inc.
----------------------              -----------            ----------------------         ----------------------

Thomas W. Joseph (58)+              Vice President and     Senior Vice President of       Vice President,
                                    Assistant Secretary    Scudder Kemper Investments,    Director, Treasurer
                                                           Inc.                           and Assistant Clerk

Thomas F. McDonough (51)+           Vice President,        Senior Vice President of       Assistant Clerk
                                    Treasurer and          Scudder Kemper Investments,
                                    Secretary              Inc.


Frank J. Rachwalski, Jr.            Vice President         Senior Vice President of        --
                                                           Scudder Kemper Investments,
                                                           Inc.

John R. Hebble (39)+                Assistant Treasurer    Senior Vice President of        --
                                                           Scudder Kemper Investments,
                                                           Inc.

Caroline Pearson (35)+              Assistant Secretary    Director, Mutual Fund           --
                                                           Administration, Scudder
                                                           Kemper Investments, Inc.

David B. Wines (42)                 Vice President         Senior Vice President of        --
                                                           Scudder Kemper Investments,
                                                           Inc.


Kathryn L. Quirk (45)++             Vice President         Managing Director of Scudder   Senior Vice President,
                                                           Kemper Investments, Inc.       Director and Clerk

* Mr. Pierce is considered by the Corporation to be a person who is an "interested person" of the Adviser or of the Corporation (within the meaning of the 1940 Act).
** All the Directors and Officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
#       Messrs. Pierce and Fiedler are members of the Executive Committee.
+       Address:  Two International Place, Boston, Massachusetts
++      Address:  345 Park Avenue, New York, New York

      Directors of the Corporation not affiliated with the Adviser receive from the Corporation an annual fee and a fee for each Board of Directors and Board Committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Directors who are affiliated with the Adviser do not receive compensation from the Corporation, but the Corporation may reimburse such Directors for all out-of-pocket expenses relating to attendance at meetings.

      As of ____________, the Directors and officers of the Corporation, as a group, owned less than 1% of the outstanding shares of each Fund of the Corporation, except for Peter B. Freeman, who owned ____% of the Cash Fund.

      As of ____________, the following shareholders of record held more than five percent of such Fund:

      Cash Fund. State Street Bank and Trust Co., North Quincy, MA 02171-1753, Chemical Bank, Jericho, NY 10017-2014, Wilmington Trust Company, Wilmington DE 19801, Citibank, Long Island City, NY 11120, Lucian T. Baldwin III Trust, Winnetka, IL 60093-4223, Cudd & Co., New York, NY 10036, Hare & Co., New York, NY 10005, and Scudder Trust Company, Two International Place, Boston, MA 02110-4103 held of record ____%, ____%, ____%, ____%, ____%, ____%, ____% and
____%, respectively, of the outstanding shares of the Cash Fund.

      Tax Free Fund. Chemical Bank, Jericho, NY 10017-2014, Cudd & Co., New York, NY 10036, Hare & Co., New York, NY 10005, and State Street Bank and Trust Co., North Quincy, MA 02171-1753 held of record ____%, ____%, ____% and ____%, respectively, of the outstanding shares of the Tax Free Fund.

      Government Fund. No shareholder of record held more than 5% of the outstanding shares of the Government Fund.

      As of ____________, no other persons, to the knowledge of management, owned of record or beneficially more than 5% of the outstanding shares of any Fund. To the extent that any of the above institutions is the beneficial owner of more than 25% of the outstanding shares of the Corporation or a Fund, it may be deemed to be a "control" person of the Corporation or such Fund for purposes of the 1940 Act.

                                  REMUNERATION

Responsibilities of the Board--Board and Committee Meetings


      The Board of Directors is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Directors" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.


      The Board of Directors meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Independent Directors review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent public accountants and by independent legal counsel selected by the Independent Directors.

      All of the Independent Directors serve on the Committee of Independent Directors, which nominates Independent Directors and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Directors from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.


Compensation of Officers and Directors

      The Independent Directors receive compensation of $150 per Fund for each Directors' meeting and each Board Committee meeting attended, and an annual Director's fee of $500 for each Fund with average daily net assets less than $100 million, and $1,500 for each Fund with average daily net assets in excess of $100 million, payable quarterly. No additional compensation is paid to any Independent Director for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences, service on special trustee task forces or subcommittees or service as lead or liaison trustee. Independent Directors do not receive any employee benefits such as pension, retirement or health insurance.

      The Independent Directors also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type an complexity and in some cases have substantially different Directors fee schedules. The following table shows the aggregate compensation received by each Independent Directors during 1997 from the Company and from all of Scudder funds as a group.

             Name               Scudder Fund, Inc.*      All Scudder Funds
             ----               -------------------      -----------------

Dr. Rosita P. Chang                     $926             $31,946 (21 funds)

Edgar R. Fiedler, Director**           -----            $269,334 (31 funds)

Peter B. Freeman, Director            $8,971            $137,011 (42 funds)

Dr. J.D. Hammond                        $926             $32,071 (21 funds)

Robert W. Lear, Director***           $8,246              $14,121 (7 funds)

*    Scudder Fund, Inc. consists of the Cash Fund, Tax Free Fund and Government
     Fund.

** Mr. Fiedler received $238,270 through a deferred compensation program. As of December 31, 1997, Mr. Fiedler had a total of $________ accrued in a deferred compensation program for serving on the Board of Directors of the Company. In addition, as of December 31, 1997, Mr. Fiedler had a total of $________ accrued in a deferred compensation program for serving on the Board of Directors of Scudder Institutional Fund, Inc.

***  Mr. Lear retired from the Fund _________.

      Members of the Board of Directors who are employees of Scudder or its affiliates receive no direct compensation from the Company, although they are compensated as employees of Scudder, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.

                                      TAXES

             (See "Distribution and Performance Information--Taxes"
                          in the Funds' Prospectuses)

      The Prospectuses for each class of shares of the Funds describe generally the tax treatment of distributions by the Corporation. This section of the Statement includes additional information concerning federal taxes.


      Qualification by each Fund as a regulated investment company under the Internal Revenue Code of 1986 (the "Code") requires, among other things, that
(a) at least 90% of the Fund's annual gross income, without offset for losses from the sale or other disposition of securities, be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of securities or options thereon; or other income derived with respect to its business of investing in stock securities or currencies (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies), or of two or more issuers which the taxpayer controls and which are determined to be engaged in the same or similar trade or business. As a regulated investment company, each Fund generally will not be subject to federal income tax on its net investment income and net capital gains distributed to its shareholders, provided that it distributes to its stockholders at least 90% of its net taxable investment income (including net short-term capital gain) and at least 90% of the excess of its tax exempt interest income over attributable expenses earned in each year. Investment income of a Fund includes, among other things, accretion of market and original issue discount, even though the Fund will not receive current payments on discount obligations.


      A 4% nondeductible excise tax will be imposed on a Fund (except the Tax Free Fund to the extent of its tax-exempt income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. For this purpose, any income or gain retained by a Fund that is subject to tax will be considered to have been distributed by year-end. In addition, dividends including "exempt-interest dividends," declared in October, November or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by each Fund and received by shareholders on December 31 of the calendar year in which the dividend was declared. Each Fund intends that it will timely distribute substantially all of its net investment income and net capital gains and, thus, expects not to be subject to the excise tax.

      Any gain or loss realized upon a sale or redemption of shares of a Fund by an individual shareholder who is not a dealer in securities may be eligible for reduced capital gains rates, depending on the shareholder's holding period for the shares. However, any loss realized by a shareholder upon the sale or redemption of shares of a Fund held for six months or less is treated as long-term capital loss to the extent of any long-term capital gain distribution received by the shareholder. Any loss realized by a shareholder upon the sale or redemption of shares of the Tax Free Fund held for six months or less is disallowed to the extent of any "exempt-interest" dividends received by the shareholder. Any loss realized on a sale or exchange of shares of a Fund will be disallowed to the extent shares of such Fund are re-acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

      Dividends paid out of a Fund's investment company taxable income (which includes, among other items, dividends, interest and net excess of net long-term capital losses) will be taxable to a shareholder as ordinary income. Because no portion of a Fund's income is expected to consist of dividends paid by U. S. corporations, no portion of the dividends paid by a Fund is expected to be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends are taxable to individuals at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

      The Tax Free Fund intends to qualify under the Code to pay "exempt-interest dividends" to its shareholders. The Fund will be so qualified if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities on which the interest payments are exempt from federal income tax. To the extent that dividends distributed by the Fund to its shareholders are derived from interest income exempt from federal income tax and are designated as "exempt-interest dividends" by the Fund, they will be excludable from the gross incomes of the shareholders for federal income tax purposes. "Exempt-interest dividends," however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to 85 percent of their social security benefits and certain railroad retirement benefits. It should also be noted that tax-exempt interest on private activity bonds in which the Portfolio may invest generally is treated as a tax preference item for purposes of the alternative minimum tax for corporate and individual shareholders. The Fund will inform shareholders annually as to the portion of the distributions from the Fund which constituted "exempt-interest dividends."


      Investments by a Fund in zero coupon or other original issue discount (other than tax-exempt securities) securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which a Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax.


      Gain derived by a Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price), including tax-exempt market discount bonds, held by the Fund will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues.

      Under the Code, a shareholder may not deduct that portion of interest on indebtedness incurred or continue to purchase or carry shares of an investment company paying exempt interest dividends (such as those of the Tax Free Fund) which bears the same ratio to the total of such interest as the exempt-interest dividends bear to the total dividends (excluding net capital gain dividends) received by the shareholder. In addition, under rules issued by the Internal Revenue Service for determining when borrowed funds are considered to be used to purchase or carry particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to such purchase.

      Each Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions (other than redemption proceeds, provided the Fund maintains a constant net asset value per share) payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

      The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

      Fund shareholders may be subject to state and local taxes on their Fund distributions, including distributions from the Tax Free Fund. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of the Tax Free Fund. The term "substantial user" generally includes any "non-exempt person" who regularly uses in his or her trade or business a part of a facility financed by industrial development bonds. Generally, an individual will not be a "related person" of a substantial user under the Code unless the person or his or her immediate family owns directly or indirectly in the aggregate more than a 50% equity interest in the substantial user.

                             PORTFOLIO TRANSACTIONS

      Subject to the supervision of the Board of Directors, the Adviser is primarily responsible for the investment decisions of each of the Funds and the placing of such Funds' portfolio transactions. In placing orders, it is the policy of the Adviser to obtain the most favorable net results, taking into account such factors as price, size of order, difficulty of execution and skill required of the executing broker. While the Adviser will generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

      To the maximum extent feasible, the Adviser places orders for portfolio transactions for the Funds through the Distributor, which in turn places orders on behalf of the Funds. The Distributor receives no commissions, fees or other remuneration from the Funds for this service. Allocation of portfolio transactions by the Distributor is supervised by the Adviser.

      The Funds' purchases and sales of portfolio securities are generally placed by the Adviser with the issuer or a primary market maker for these securities on a net basis, without any brokerage commissions being paid by the Funds. Trading, however, does involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities but only for the purpose of seeking for the Funds the most favorable net results, including such fees, on a particular transaction. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter. During the Corporation's last three fiscal years, the Funds paid no brokerage commissions.

      Research and Statistical Information. When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place orders with brokers and dealers who supply market quotations to the fund accounting agent of the Funds for valuation purposes, or who supply research, market and statistical information to the Adviser. Except for implementing the policy stated above, there is no intention on the part of the Adviser to place portfolio transactions with particular brokers or dealers or groups thereof, and the Adviser does not place orders with brokers or dealers on the basis that such broker or dealer has or has not sold shares of the Funds. Although such research, market and statistical information is useful to the Adviser, it is the Adviser's opinion that such information is only supplementary to their own research efforts, since the information must still be analyzed, weighed and reviewed by the staff of the Adviser. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the investment advisory agreements with the Funds, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information. Such information may be useful to the Adviser in providing services to clients other than the Funds, and not all such information is used by the Adviser in connection with the Funds.

                                 NET ASSET VALUE


      Net asset value per share for each class of each Fund is determined by Scudder Fund Accounting Corporation, a subsidiary of the Adviser, on each day the Exchange is open for trading. The net asset value per share of the Cash Fund and the Government Fund is determined at 4:00 p.m., and at 2:00 p.m. for the Tax Free Fund. The net asset value per share of each class is computed by dividing the value of the total assets attributable to a specific class, less all liabilities attributable to those shares, by the total number of outstanding shares of that class. The Exchange is closed on Saturdays, Sundays, and on New Year's Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day and Christmas Day (collectively, the "Holidays"). When any Holiday falls on a Saturday, the Exchange is closed the preceding Friday, and when any Holiday falls on a Sunday, the Exchange is closed the following Monday. Although the Corporation intends to declare dividends with respect to each of its Funds on all other days, including Columbus Day (the second Monday in October) and Veterans' Day, no redemptions will be made on these three bank holidays nor on any of the Holidays.


      As indicated under "Transaction information--Share price" in the Prospectuses, each Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of a Fund's portfolio on a particular day, a prospective investor in that Fund would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

      Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, each Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of no more than 397 calendar days and invest only in securities determined by the Board of Directors to be of high quality with minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, such Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Directors, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Directors. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as appropriate, including the redemption of shares in kind, the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

                             ADDITIONAL INFORMATION

Experts


         The financial highlights of each Fund included in the Institutional Shares, the Premium Shares and the Managed Shares Prospectuses and the Financial Statements incorporated by reference in this Statement of Additional Information have been audited by Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, independent accountants, and are included in the Prospectuses and this Statement of Additional Information in reliance upon the accompanying report of said firm, which reports are given upon their authority as experts in accounting and auditing.

Other Information


         The CUSIP number of the Scudder Premium Money Market Shares is                            811149871
         The CUSIP number of the Scudder Money Market Managed Shares is                            811149202
         The CUSIP number of the Scudder Money Market Institutional Shares is                      811149863

         The CUSIP number of the Scudder Tax Free Money Market Managed Shares is                   811149301
         The CUSIP number of the Scudder Tax Free Money Market Institutional Shares is             811149855

         The CUSIP number of the Scudder Government Money Market Managed Shares is                 811149103
         The CUSIP number of the Scudder Government Money Market Institutional Shares is           811149848

         Each Fund has a fiscal year end of December 31.

         The law firm of Dechert Price & Rhoads is counsel to the Funds.

      Information enumerated below is provided at the Fund level since each Fund consisted of one class of shares (which class was redesignated as the Managed Shares Class) on December 31, 1997.


      Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, computes net asset value for the Funds. Each Fund pays SFAC an annual fee equal to 0.0200% of the first $150 million of average daily net assets, 0.0060% of such assets in excess of $150 million and 0.0035% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the year ended December 31, 1997, the amount charged to the Funds by SFAC aggregated $109,482 for the Money Market Series, $56,782 for the Tax Free Money Market Series and $51,695 for the Government Money Market Series, of which $12,144, $5,092 and $2,677, respectively, remain unpaid at December 31, 1997. For the year ended December 31, 1996, the amount charged to the Funds by SFAC aggregated $30,000 for the Government Fund, $48,900 for the Cash Fund, and $39,965 for the Tax Free Fund, of which $2,500, $4,177, and $3,306, respectively, remained unpaid at December 31, 1996.

      Scudder Service Corporation (the "Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Corporation and as such performs the customary services of a transfer agent and dividend disbursing agent. These services include, but are not limited to: (i) receiving for acceptance in proper form orders for the purchase or redemption of Fund shares and promptly effecting such orders; (ii) recording purchases of Fund shares and, if requested, issuing stock certificates; (iii) reinvesting dividends and distributions in additional shares or transmitting payments therefor; (iv) receiving for acceptance in proper form transfer requests and effecting such transfers; (v) responding to shareholder inquiries and correspondence regarding shareholder account status; (vi) reporting abandoned property to the various states; and (vii) recording and monitoring daily the issuance in each state of shares of each Fund of the Corporation. The Service Corporation applies monthly activity fees for servicing shareholder accounts of $220,000. Effective October 1, 1995 the minimum monthly charge to any Fund shall be the pro rata portion of the annual fee, determined by dividing such aggregate fee by the number of Funds of the Corporation and series of Institutional Fund. When a Fund's monthly activity charges do not equal or exceed the minimum monthly charge, the minimum will be charged. For the year ended December 31, 1996, the amount charged to the Corporation by Scudder Service Corporation aggregated $23,477 for the Government Fund, $66,490 for the Cash Fund, and $23,477 for the Tax Free Fund, of which $2,292, $5,556, and $2,292, respectively, remained unpaid at December 31, 1997. For the year ended December 31, 1997 the following amounts were charged:

                                                                Government
                            Money Market    Tax Free Money     Money Market
                               Series        Market Series        Series

Managed Class                $192,796          $ 32,322         $ 43,655
Institutional Class            23,214            23,214           23,214
Premium Class                  60,124               ---              ---
                               ------        ----------       ----------

                             $276,134          $ 55,536         $ 66,869
                             ========          ========         ========


      The Funds' Prospectuses and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Corporation has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Corporation and the securities offered hereby. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS


      The financial statements, including the investment portfolios of the Corporation, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Reports to the Shareholders of the Funds dated December 31, 1997 are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.


      Effective July 7, 1997, the Corporation's Board of Directors has approved a name change of the Funds from Managed Cash Fund, Managed Tax-Free Fund and Managed Government Securities Fund to Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series, respectively. In addition, the Board of Directors has subdivided Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series into classes. Shares of each Fund outstanding as of July 7, 1997 have been redesignated as shares of the Managed Class of the respective Fund. Furthermore, with respect to the Scudder Tax Free Money Market Series and Scudder Government Money Market Series one additional class was created of "Institutional Shares," with respect to the Scudder Money Market Series two additional classes were created, the "Institutional Shares" and the "Premium Money Market Shares."

                                    APPENDIX

      The following is a description of the ratings given by Moody's, S&P and Fitch to corporate and municipal bonds, corporate and municipal commercial paper and municipal notes.

Corporate and Municipal Bonds

      Moody's: The four highest ratings for corporate and municipal bonds are "Aaa," "Aa," "A" and "Baa". Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest degree of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations, neither highly protected nor poorly secured. Moody's applies numerical modifiers 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of the category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

      S&P: The four highest ratings for corporate and municipal bonds are "AAA," "AA," "A" and "BBB". Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the higher rated issues only in small degree". Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible to" adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead a "weakened capacity" to make such payments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

      Fitch: The four highest ratings of Fitch for corporate and municipal bonds are "AAA," "AA," "A" and "BBB". Bonds rated "AAA" are considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F1+". Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher rates. Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse effects on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with greater ratings.

Corporate and Municipal Commercial Paper

      Moody's: The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior ability for repayment of senior short-term obligations".

      S&P: The "A-1" rating for corporate and municipal commercial paper indicates that the "degree of safety regarding timely payment is strong". Commercial paper with "overwhelming safety characteristics" will be rated "A-1+".

      Fitch: The rating "F-1" is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated "F-1".

Municipal Notes

      Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality". Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins or protection "ample although not as large as in the preceding group". Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for but lacking the strength of the preceding grades.

      S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest". Notes issued with "overwhelming safety characteristics" will be rated "SP-1+". The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

      Fitch: The highest ratings for state and municipal short-term obligations are "F-1+," "F-1," and "F-2".

Scudder
Premium Money
Market Shares

Annual Report
December 31, 1997

Pure No-Load(TM) Funds

A pure no-load(TM) (no sales charges) mutual fund portfolio seeking to provide high money market income with preservation of capital and liquidity.

SCUDDER                    (logo)

                       Scudder Premium Money Market Shares

--------------------------------------------------------------------------------
Date of Inception: 7/7/97    Total Net Assets as of        Ticker Symbol:  SPMXX
                            12/31/97: $334.8 million
--------------------------------------------------------------------------------

o Scudder Premium Money Market Shares maintained its $1.00 share price and provided a total return of 2.62% for the period of slightly less than six months from their inception on July 7, 1997 through December 31, 1997.


o The Premium Shares' 30-day net annualized yield at the end of December 1997 was 5.32%.


o As inflation fears cooled and it became apparent that the Fed would maintain its hands-off policy on interest rates, we gradually extended the Shares' average maturity, before trimming back slightly toward year end.

                                Table of Contents

   3  Letter from the Fund's President    19  Report of Independent Accountants
   4  Portfolio Management Discussion     20  Tax Information
   7  Investment Portfolio                21  Stockholder Meeting Results
  10  Financial Statements                24  Officers and Directors
  13  Financial Highlights                25  Investment Products and Services
  16  Notes to Financial Statements       26  Scudder Solutions

                     2 - Scudder Premium Money Market Shares

                        Letter from the Fund's President

Dear Shareholders,

     We are pleased to present the initial annual report for Scudder Premium Money Market Shares, covering the abbreviated period from their inception on July 7, 1997 through December 31, 1997.

     The U.S. economy -- buoyed by moderate growth, strong employment, low inflation and healthy corporate profits -- continued to enjoy strong performance over the initial period of operations for Scudder Premium Money Market Shares. In fact, the U.S. economy can now lay claim to one of the longest expansions on record -- 6 1/2 years -- a growth trend which we believe shows no sign of ending soon.

     Although inflation remains under control, there is still a chance that the Federal Reserve Board could raise interest rates in the coming months, which would quickly affect market returns. This conclusion is based on the belief that the Federal Reserve Board could view the tight labor market as a potential inflation danger (unemployment levels are at a 25-year low) and that the economy's underlying strength may lead to even stronger growth.

     If such a scenario comes to pass, we believe you can rest assured that Scudder Premium Money Market Shares offers a safe haven from market volatility. The Shares seek to maintain a stable $1.00 share price -- no matter what the market conditions -- through investment in short-maturity and high-quality money market securities. In addition, their low expense structure is designed to increase returns for investors who are able to maintain a substantial account balance.

     Finally, as you may know, the Premium Shares' investment adviser has changed its name to Scudder Kemper Investments, Inc., from Scudder, Stevens & Clark, Inc., pursuant to the acquisition of a majority interest in Scudder, Stevens & Clark by Zurich Insurance Company, and the combining of Scudder's business with that of Zurich Kemper Investments, Inc. In addition, there is a new management team as of January 1, 1998, Frank J. Rachwalski, Jr. and John W. Stuebe. We are pleased that they are bringing their extensive knowledge and expertise to the Shares. We thank David Wines, the lead portfolio manager since the Shares' inception, and the other team members, for their past efforts.

     Thank you for choosing Scudder Premium Money Market Shares to help meet your investment needs. If you should have any questions regarding your investment, or any of the Scudder Funds, please do not hesitate to call Investor Relations at 1-800-225-2470, or visit our Web site at http://funds.scudder.com.

     Sincerely,

     /s/Daniel Pierce

     Daniel Pierce
     President,
     Scudder Premium Money Market Shares

                    3 - Scudder Premium Money Market Shares

                         Portfolio Management Discussion
Dear Shareholders,

Fueled by a near-perfect economic environment, the broader U.S. stock market continued its record run during Scudder Premium Money Market Shares' initial months of operation, experiencing only short-lived setbacks along the way.

Encouraged, too, by relatively stable rates and low inflation -- and undoubtedly heartened by the declining government budget deficit, which is currently at a 20-year low -- bonds ended the year with solid, though not stellar, performance.

The stock market's fresh gains -- which come on top of significant increases in 1995 and 1996 -- leave many investors wary of what might come next. Uncertainty in the bond market in the months ahead remains a given as well, as investors keep a close watch on inflation and the Federal Reserve Board's actions.

During this period of record growth -- and uncertainty in the fixed-income markets -- the Shares' investments in short-term, high-quality securities provided a balance to more aggressive stock and bond holdings. The Premium Shares maintained their $1.00 price throughout the period and were able to provide a positive total return of 2.62% for the period of nearly six months beginning with the Shares' July 7, 1997 inception and ending December 31, 1997. The Shares' 30-day net annualized yield at the end of December was 5.32%.

                           Average Maturity Gradually
                              Extended to Capture
                                  Higher Yields

During the course of the year, we kept a watchful eye on the Federal Reserve Board, in anticipation of further interest rate hikes. (The Fed raised the federal funds rate -- a key short-term interest rate -- in March, but left rates untouched for the remainder of the year.) As inflation fears cooled and it became apparent that the Fed would maintain its hands-off policy on rates, we gradually extended the Fund's average maturity.

Shorter maturities are generally sought for the stability and liquidity they can provide -- the primary goals of the Premium Shares. Yet, in a relatively stable interest rate environment, we seek out longer maturities which tend to offer higher yields in exchange for slightly higher risk. In contrast, when we expect rates to rise, we typically shorten the portfolio's average maturity, so that issues coming due can be reinvested at higher rates.

The Shares' average maturity hovered in the 75-85 day range for much of the period. We did, however, pull back slightly on the average maturity at year-end -- not for any economic reason, but rather to maintain liquidity. This, of course, was a seasonal consideration -- we anticipated heavier than normal cash flows out of the Shares as investors withdrew money for holiday shopping, tax payments or credit card bills.

                    4 - Scudder Premium Money Market Shares

                              A Flexible Portfolio

As always, the portfolio consists of a varied mix of high-quality money market instruments, including commercial paper, certificates of deposit issued by major banks, U.S. government securities and short-term obligations from highly rated companies.

The Shares continue to be significantly over-weighted in commercial paper because it tends to offer some of the highest money market yields available. Commercial paper also boosts stability by allowing us to lock in relatively attractive rates over a period of one to three months. At the end of December, commercial paper and Certificates of Deposit accounted for approximately 60% of the portfolio.

                              Uncertain Investment
                                  Climate Ahead

Looking ahead, we believe that interest rates are likely to remain flat, as the economy continues on its slow, steady, non-inflationary growth path. While this scenario is extremely positive for the long term, it is unlikely that 1998 will see a repeat of the last three years' outstanding stock market performance.

Consensus estimates call for a modest 2.5% growth in gross domestic product. The meltdown in many smaller Asian economies and growing problems in Japan may hold back growth in the U.S. to that level. Weaker markets for exports and competition from cheaper foreign goods sold in devalued currencies will likely provide a head wind in the near term. In fact, Southeast Asia's problems may reverberate throughout the world for some time, bringing volatility to both the stock and bond markets.

                    5 - Scudder Premium Money Market Shares

Another potential bump in the road to lower interest rates -- and continued bond market strength -- are growing problems among Japanese banks that may cause them to sell sizable amounts of their massive U.S.
bond portfolios.

In an uncertain investment climate such as this, the Premium Shares offer the safety and stability of short-term, high-quality money market instruments. We continue to believe in the value of owning a short-term investment vehicle, like the Premium Shares, as part of a well-diversified portfolio.

In the months ahead, the management team will continue to collect economic data and carefully monitor the investment climate as the Shares seek high current income consistent with preservation of capital and liquidity.

Sincerely,
Your Portfolio Management Team

/s/David B. Wines             /s/Debra A. Hanson

David B. Wines                Debra A. Hanson
Lead Portfolio Manager        Portfolio Manager


/s/K. Sue Cote

K. Sue Cote
Portfolio Manager


                              Scudder Premium Money
                                 Market Shares:
                          A Team Approach to Investing

  Scudder Premium Money Market Shares is managed by a team of Scudder Kemper Investments, Inc. (SKI) professionals who each play an important role in the management process. Team members work together to develop investment strategies and select securities for the Shares. They are supported by a large staff of economists, research analysts, traders, and other investment specialists who work in our offices across the United States and abroad. We believe our team approach benefits investors by bringing together many disciplines and leveraging SKI's extensive resources. Since the Shares' inception on July 7, 1997, the portfolio management team has consisted of the following individuals, who managed the Shares during the period covered in this report.

  David Wines, Lead Portfolio Manager, who joined SKI in 1996, focuses on overall investment strategy. Debra A. Hanson, Portfolio Manager, works on the development and execution of investment strategy. K. Sue Cote, Portfolio Manager, joined SKI in 1983 and has 13 years' experience working with short-term fixed-income investments.

                     6 - Scudder Premium Money Market Shares

                  Investment Portfolio as of December 31, 1997
                               Money Market Series

                                                                                             Principal              Value ($)
                                                                                            Amount ($)              (Note A)
------------------------------------------------------------------------------------------------------------------------------

Repurchase Agreements 21.6%
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with Donaldson, Lufkin & Jenrette dated 12/31/97 at 6.5%, to be repurchased at $100,036,111 on 1/2/98, collateralized by a $50,000,000 U.S. Treasury
  Note, 6.75%, 5/31/99 and a $48,878,000 U.S. Treasury Note, 6.25%, 3/31/99 .............    100,000,000           100,000,000

Repurchase Agreement with Salomon Brothers dated 12/31/97 at 6.7%, to be repurchased at $75,027,917 on 1/2/98, collateralized by $79,830,000 U.S. Treasury
  Bills, 10/15/98 .......................................................................     75,000,000            75,000,000

Repurchase Agreement with State Street Bank and Trust Company dated 12/31/97 at 6%, to be repurchased at $49,586,523 on 1/2/98, collateralized by a $39,610,000 U.S. Treasury
  Bond, 8.125%, 8/15/19 .................................................................     49,570,000            49,570,000

------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $224,570,000)                                                                    224,570,000
------------------------------------------------------------------------------------------------------------------------------

Commercial Paper 42.0%
------------------------------------------------------------------------------------------------------------------------------
AVCO Financial, 1/14/98 .................................................................     10,000,000             9,980,139
American General Finance Corp., 5.812%, 3/18/98 .........................................     40,000,000            40,000,000
Associates Corp NA, 3/24/98 .............................................................     40,000,000            39,482,489
Bank of Montreal, 1/22/98 ...............................................................     30,000,000            29,903,663
Bank of Nova Scotia, 2/3/98 .............................................................     25,000,000            24,872,469
Bankers Trust, 5.97%, 8/28/98 ...........................................................     10,000,000             9,998,436
Barclay's Bank PLC BA, 2/9/98 ...........................................................      8,000,000             7,952,247
Bell Atlantic Financial Services, 1/27/98 ...............................................     40,000,000            39,831,000
Ciesco, L.P., 2/23/98 ...................................................................     20,000,000            19,833,639
Corporate Asset Fund, 1/14/98 ...........................................................     20,000,000            19,959,700
Dai Ichi Kangyo Bank, 1/27/98 ...........................................................     10,000,000             9,959,700
Dai Ichi Kangyo NY Bank, 1/28/98 ........................................................     19,000,000            18,919,060
FCAR Owner Trust I, 1/5/98 ..............................................................     20,000,000            19,987,511
Ford Credit Receivables, 1/27/98 ........................................................     10,000,000             9,960,206
Ford Motor Credit Co.,1/6/98 ............................................................     10,000,000             9,992,194
General Electric Capital Corp., 4/15/98 .................................................     20,000,000            19,673,556
General Electric Capital, 1/8/98 ........................................................     20,000,000            19,978,611
New Center Asset Trust, 2/18/98 .........................................................     10,000,000             9,924,000
New Center Asset Trust, 2/25/98 .........................................................     20,000,000            19,830,722
Prudential Funding, 3/26/98 .............................................................     20,000,000            19,741,933
Public Service Co. of Colorado, 1/15/98 .................................................      8,000,000             7,982,329
Republic of New York, 1/6/98 ............................................................     20,000,000            19,984,618

    The accompanying notes are an integral part of the financial statements.


                     7 - Scudder Premium Money Market Shares

                                                                                             Principal              Value ($)
                                                                                            Amount ($)              (Note A)
------------------------------------------------------------------------------------------------------------------------------

Royal Bank Canada,  2/11/98 .............................................................      8,900,000             8,844,150
------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost $436,592,372)                                                                         436,592,372
------------------------------------------------------------------------------------------------------------------------------

Certificates of Deposit 22.4% ...........................................................
------------------------------------------------------------------------------------------------------------------------------
Bank of America, 5.95%, 10/22/98 ........................................................     10,000,000             9,996,151
Bank of Nova Scotia, 5.793%, 10/1/98 ....................................................     10,000,000             9,994,453
Bank of Nova Scotia, 5.715%, 10/30/98 ...................................................     10,000,000             9,991,384
Bankers Trust Company, 6.24%, 4/2/98 ....................................................      4,500,000             4,503,400
Banque National de Paris, 5.89%, 9/10/98 ................................................     15,000,000            14,999,537
Banque National de Paris, 5.9%, 10/21/98 ................................................     15,000,000            15,009,692
Canadian Imperial, 5.81%, 3/11/98 .......................................................     25,000,000            25,001,889
Daichi Kangyo Bank, 5.78%, 1/27/98 ......................................................     10,000,000            10,000,563
First National Bank of Boston, 5.61%, 1/5/98 ............................................     25,000,000            25,000,000
Lasalle National Bank, 5.91%, 8/12/98 ...................................................     10,000,000            10,001,169
Morgan Guaranty Trust Co., 5.87%, 8/6/98 ................................................     20,000,000            19,998,644
National Westminster Bank, 5.855%, 8/7/98 ...............................................     20,000,000            19,997,143
Societe Generale, 5.75%, 1/5/98 .........................................................     20,000,000            19,999,754
Societe Generale, 5.8%, 1/29/98 .........................................................     19,000,000            19,000,000
Societe Generale, 5.91%, 9/4/98 .........................................................     10,000,000             9,998,396
Sumitomo Bank Ltd., 5.63%, 1/8/98 .......................................................      9,000,000             9,000,017

------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (Cost $232,492,192)                                                                  232,492,192
------------------------------------------------------------------------------------------------------------------------------

U. S. Government Agency Obligations 1.4%
------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc., 5.51%, 3/14/98*
  (Cost $14,981,673) ....................................................................     15,000,000            14,981,673

Short-Term Notes 12.6%
------------------------------------------------------------------------------------------------------------------------------
American Express Centurion Bank, 5.6419%, 1/24/98* ......................................     10,000,000            10,000,000
Bank of America NT&SA, 5.87%, 1/5/98 ....................................................     15,000,000            15,000,317
Bank One, Columbus, N.A., 5.50%, 1/6/98* ................................................     20,000,000            19,995,660
Bankers Trust Co. Medium Term Note, 5.71%, 1/1/98* ......................................     25,000,000            24,999,389
First National Bank of Maryland, 5.95%, 10/22/98 ........................................     14,850,000            14,857,587
IBM Credit Corp, 5.9%, 2/15/98 ..........................................................     10,000,000            10,022,812
Lockheed Martin Corp., 6.625%, 6/15/98 ..................................................      8,000,000             8,025,859

    The accompanying notes are an integral part of the financial statements.


                     8 - Scudder Premium Money Market Shares

                                                                                             Principal              Value ($)
                                                                                            Amount ($)              (Note A)
------------------------------------------------------------------------------------------------------------------------------

MMR Funding I, 5.18%, 1/1/98* ...........................................................      5,500,000             5,500,000
Student Loan Marketing Assoc., 5.619%, 1/6/98* ..........................................     22,400,000            22,398,187
------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Notes (Cost $130,799,811)                                                                         130,799,811
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $1,039,436,048) (a)                                                   1,039,436,048
------------------------------------------------------------------------------------------------------------------------------

(a) Cost for federal income tax purposes is $1,039,436,048.
*   Floating rate security; date shown is next interest rate change.

    The accompanying notes are an integral part of the financial statements.


                     9 - Scudder Premium Money Market Shares

                              Financial Statements

                       Statement of Assets and Liabilities
                             as of December 31, 1997

Assets
------------------------------------------------------------------------------------------------------------------------------
                  Investments, at value (including repurchase agreements of
                  $224,570,000) (cost $1,039,436,048)....................................   $1,039,436,048
                  Cash ..................................................................          559,470
                  Receivable for Fund shares sold .......................................          397,856
                  Interest receivable ...................................................        6,032,437
                  Reimbursement due from Adviser ........................................           84,364
                  Other assets ..........................................................           44,566
                                                                                             ----------------
                  Total assets ..........................................................    1,046,554,741
Liabilities
-----------------------------------------------------------------------------------------------------------------------------

                  Dividends payable .....................................................        4,544,673
                  Accrued management fee ................................................          123,101
                  Other payables and accrued expenses ...................................          358,252
                                                                                             ----------------
                  Total liabilities .....................................................        5,026,026
                 -------------------------------------------------------------------------------------------------------------
                  Net assets, at value                                                      $1,041,528,715
                 -------------------------------------------------------------------------------------------------------------
Net Asset Value
-------------------------------------------------------------------------------------------------------------
                  Managed Shares:
                    Net assets applicable to shares outstanding .........................    $ 368,915,638
                    Shares outstanding of capital stock, $.001 par value, 800,000,000
                      shares authorized .................................................      368,915,638
                    Net Asset Value, offering and redemption price per share                         -----
                      (net assets / shares oustanding) ..................................            $1.00
                  Institutional Shares:                                                              -----
                    Net assets applicable to shares outstanding .........................    $ 337,824,146
                    Shares outstanding of capital stock, $.001 par value, 800,000,000
                      shares authorized .................................................      337,824,146
                    Net Asset Value, offering and redemption price per share                         -----
                      (net assets / shares oustanding) ..................................            $1.00
                  Premium Money Market Shares:                                                       -----
                    Net assets applicable to shares outstanding .........................    $ 334,788,931
                    Shares outstanding of capital stock, $.001 par value, 2,000,000,000
                      shares authorized .................................................      334,788,931
                    Net Asset Value, offering and redemption price per share                         -----
                      (net assets / shares oustanding) ..................................            $1.00
                                                                                                     -----

    The accompanying notes are an integral part of the financial statements.


                    10 - Scudder Premium Money Market Shares

                             Statement of Operations
                          year ended December 31, 1997

Investment Income
---------------------------------------------------------------------------------------------------------------------------------
                  Interest ..............................................................      $31,972,083
                                                                                             -----------------

                  Expenses:
                  Management fee ........................................................        1,676,376
                  Shareholders services .................................................          735,033
                  Directors' fees and expenses ..........................................           14,498
                  Custodian and accounting fees .........................................          145,605
                  Reports to shareholders ...............................................           47,389
                  Auditing ..............................................................           23,642
                  Legal .................................................................           73,167
                  Registration fees .....................................................           77,718
                  Other .................................................................           15,814
                                                                                             -----------------
                  Total expenses before reductions ......................................        2,809,242
                  Expense reductions ....................................................         (459,300)
                                                                                             -----------------
                  Expenses, net .........................................................        2,349,942
                 ---------------------------------------------------------------------------------------------
                  Net investment income                                                         29,622,141
                 ---------------------------------------------------------------------------------------------

                 ---------------------------------------------------------------------------------------------
                  Net increase in net assets resulting from operations                         $29,622,141
                 ---------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                    11 - Scudder Premium Money Market Shares

                       Statements of Changes in Net Assets

                                                                                                  Years Ended December 31,
Increase (Decrease) in Net Assets                                                                    1997             1996
------------------------------------------------------------------------------------------------------------------------------------
                  Operations:
                  Net investment income .................................................        $ 29,622,141     $ 18,268,673
                                                                                               ----------------  ---------------
                  Distributions to shareholders from:
                  Net investment income (Managed Shares) ................................         (16,811,273)     (18,268,673)
                                                                                               ----------------  ---------------
                  Net investment income (Institutional Shares) ..........................          (8,101,246)               --
                                                                                               ----------------  ---------------
                  Net investment income (Premium Money Market Shares) ...................          (4,709,622)               --
                                                                                               ----------------  ---------------
                  Fund share transactions:
                  Managed Shares:
                  Proceeds from shares sold .............................................       1,604,556,971    2,285,419,535
                  Net asset value of shares issued to shareholders in
                    reinvestment of distributions .......................................           7,105,515       10,791,498

                  Cost of shares redeemed ...............................................      (1,674,045,123)  (2,236,431,853)
                                                                                               ----------------  ---------------
                  Net increase (decrease) in net assets from Fund share
                    transactions ........................................................         (62,382,637)      59,779,180
                                                                                               ----------------  ---------------
                  Institutional Shares*:
                  Proceeds from shares sold .............................................         697,521,385               --
                  Net asset value of shares issued to shareholders in
                    reinvestment of distributions .......................................           1,796,954               --
                  Cost of shares redeemed ...............................................        (361,494,193)              --
                                                                                               ----------------  ---------------
                  Net increase (decrease) in net assets from Fund share
                  transactions ..........................................................         337,824,146               --
                                                                                               ----------------  ---------------
                  Premium Money Market Shares**:
                  Proceeds from shares sold .............................................         612,133,352               --
                  Net asset value of shares issued to shareholders in
                  reinvestment of distributions .........................................           2,900,558               --
                  Cost of shares redeemed ...............................................        (280,244,979)              --
                                                                                               ----------------  ---------------
                  Net increase in net assets from Fund share transactions ...............         334,788,931               --
                                                                                               ----------------  ---------------
                  Increase (decrease) in net assets .....................................         610,230,440       59,779,180
                  Net assets at beginning of period .....................................         431,298,275      371,519,095
                                                                                               ----------------  ---------------
                  Net assets at end of period ...........................................      $1,041,528,715     $431,298,275
                                                                                               ----------------  ---------------

* For the period August 4, 1997 (commencement of sale of Institutional Shares) to December 31, 1997.

** For the period July 7, 1997 (commencement of sale of Premium Money Market
   Shares) to December 31, 1997.

    The accompanying notes are an integral part of the financial statements.


                    12 - Scudder Premium Money Market Shares

                              Financial Highlights

The following table includes selected data for a share of the Managed Shares class outstanding throughout each period and other performance information derived from the financial statements.

Managed Shares*

                                                                    Years Ended December 31,
                                  1997     1996      1995      1994     1993      1992      1991     1990     1989    1988
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of    --------------------------------------------------------------------------------------------
   period ...................... $1.000  $1.000    $1.000    $1.000   $1.000    $1.000    $1.000   $1.000    $1.000  $1.000
                                 --------------------------------------------------------------------------------------------
Net investment income ..........   .051    .049      .054      .038     .028      .037      .059     .076      .086    .070
Distributions from net
   investment income ...........  (.051)  (.049)    (.054)    (.038)   (.028)    (.037)    (.059)   (.076)    (.086)  (.070)
                                 --------------------------------------------------------------------------------------------
Net asset value, end of period.. $1.000  $1.000    $1.000    $1.000   $1.000    $1.000    $1.000   $1.000    $1.000  $1.000
-----------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ...........   5.21    4.97      5.57      3.86     2.81      3.74      6.07     7.92      8.93    7.21
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) ................    369     431       372       367      324       305       347      385       331     389
Ratio of operating expenses,
   net to average daily net
   assets (%) ..................    .49     .55       .55       .55      .55       .55       .55      .67       .72     .65
Ratio of operating expenses
   before expense reductions to
   average daily net assets (%)..   .59     .62       .68       .68      .66       .64       .64      .70       .72     .65
Ratio of net investment income
   to average daily net
   assets (%) ...................  5.00    4.86      5.45      3.84     2.78      3.76      5.93     7.64      8.56    6.95

(a) Total returns are higher due to maintenance of the Fund's expenses for the years ended December 31, 1990 to December 31, 1997.

* Effective July 7, 1997, Scudder Money Market Series (formerly known as the Managed Cash Fund) was divided into three classes, of which Scudder Money Market Managed Shares is one. Shares of the Fund outstanding on such date were redesignated as the Managed Shares of the Fund. The data set forth above reflects the investment performance of the Fund prior to such redesignation.


                    13 - Scudder Premium Money Market Shares

The following table includes selected data for a share of the Institutional Shares class outstanding throughout the period and other performance information derived from the financial statements.

Institutional Shares

                                                                                           For the Period
                                                                                           August 4, 1997
                                                                                            (commencement
                                                                                             of sale of
                                                                                            Institutional
                                                                                             Shares) to
                                                                                          December 31, 1997
-------------------------------------------------------------------------------------------------------------
                                                                                          -------------------
Net asset value, beginning of period ....................................................      $1.000
                                                                                          -------------------
Net investment income ...................................................................        .022
Distributions from net investment income ................................................       (.022)
                                                                                          -------------------
Net asset value, end of period ..........................................................      $1.000
-------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ....................................................................        2.25**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ..................................................         338
Ratio of operating expenses, net to average daily net assets (%) ........................         .26*
Ratio of operating expenses before expense reductions, to average daily net
   assets (%) ...........................................................................         .31*
Ratio of net investment income to average daily net assets (%) ..........................        5.39*

(a) Total return is higher due to maintenance of the Fund's expenses.
*   Annualized
**  Not annualized

    The accompanying notes are an integral part of the financial statements.


                    14 - Scudder Premium Money Market Shares

The following table includes selected data for a share of the Premium Money Market Shares class outstanding throughout the period and other performance information derived from the financial statements.

Premium Money Market Shares

                                                                                           For the Period
                                                                                            July 7, 1997
                                                                                            (commencement
                                                                                             of sale of
                                                                                         Premium Shares) to
                                                                                          December 31, 1997
-------------------------------------------------------------------------------------------------------------
                                                                                          -------------------
Net asset value, beginning of period ....................................................      $1.000
                                                                                          -------------------
Net investment income ...................................................................        .026
Distributions from net investment income ................................................       (.026)
                                                                                          -------------------
Net asset value, end of period ..........................................................      $1.000
-------------------------------------------------------------------------------------------------------------

Total Return (%) (a) ....................................................................        2.62**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ..................................................         335
Ratio of operating expenses, net to average daily net assets (%) ........................         .38*
Ratio of operating expenses before expense reductions, to average daily net
   assets (%) ...........................................................................         .43*
Ratio of net investment income to average daily net assets (%) ..........................        5.50*

(a) Total return is higher due to the maintenance of Fund expenses.
*  Annualized
** Not annualized


                    15 - Scudder Premium Money Market Shares

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Fund, Inc. (the "Company") is an open-end diversified management investment company comprised of three diversified money market portfolios:
Scudder Money Market Series, Scudder Tax Free Money Market Series, and Scudder Government Money Market Series (collectively, the "Funds"). The Board of Directors of the Company has approved a multi-class system for each Fund effective July 7, 1997, such that Scudder Tax Free Money Market Series (formerly known as Managed Tax-Free Fund) and Scudder Government Money Market Series (formerly known as Managed Government Securities Fund) may offer two classes of shares, Institutional Class and Managed Class and Scudder Money Market Series (formerly known as Managed Cash Fund) may offer three classes of shares, Institutional Class, Managed Class and Premium Money Market Class.

Security Valuation. The Funds values its investments using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market.

Federal Income Taxes. The Company's policy is to qualify the Fund as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable and tax-exempt income, including any realized net capital gains, to shareholders. Therefore, no Federal income tax provision is required.

Dividends. Dividends from net investment income are declared each business day to shareholders of record that day for payment on the first business day of the following month.

Other. Investment transactions are recorded on trade dates. Interest income, including the accretion or amortization of discount or premium, is recorded on the accrual basis. Discounts or premiums on securities purchased are accreted or amortized, respectively, on a straight line basis over the life of the respective securities. Distributions to shareholders are recorded on the ex-dividend dates.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the repurchase price.

                               B. Related Parties

Effective December 31, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") and The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. As a result of the transaction, Scudder changed its name to Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Adviser"). The transaction between Scudder and Zurich resulted in the termination of the Company's Investment Management Agreement with Scudder. However, a new Investment Management Agreement (the "Management Agreement") between the Company and Scudder Kemper was approved by the Company's Board of Directors and by the Company's Shareholders. The Management Agreement, which is effective December 31, 1997, is the same in all material respects as the corresponding previous Investment Management Agreement, except that Scudder Kemper is the new investment adviser to the Company.


                    16 - Scudder Premium Money Market Shares

The Company retains Scudder Kemper as investment manager for the Fund, pursuant to investment advisory agreements between Scudder Kemper and the Company on behalf of the Fund. For the period January 1, 1997 until July 7, 1997 the Adviser received an investment management fee at an annual rate of 0.40% for the first $1.5 billion of average daily net assets and 0.35% of such assets in excess of $1.5 billion. Through July 7, 1997 the Adviser agreed to waive a portion of its investment management fee to the extent necessary so that annualized expenses of the Fund do not exceed 0.55% of average daily net assets. Effective July 7, 1997 the Adviser receives an investment management fee at an annual rate of 0.25% of average daily net assets for the Fund. For the period July 7, 1997 to December 31, 1997 the Adviser has agreed to waive a portion of its investment management fee to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.20%.

For the year ended December 31, 1997, the Adviser did not impose fees of $374,936 and did impose fees of $1,301,440, of which $123,101 remains unpaid.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Funds. Each class of the Fund has entered into a Transfer Agency and Service Agreement with SSC. SSC receives account fees that vary according to the account size and type of account of the shareholders of the respective classes. For the year ended December 31, 1997 the following amounts were charged:

      Premium Class                                            $   60,124
      Managed Class                                               192,796
      Institutional Class                                          23,214
                                                               -----------
                                                               $  276,134
                                                               ===========

The Fund has special arrangements with certain banks, institutions and other persons under which it receives compensation from the Fund and the Adviser for performing shareholder servicing functions for their customers who own shares in the Fund. Effective July 7, 1997, the Adviser has agreed to reimburse the Fund for amounts payable by the Scudder Managed Class Shares, such that the fees in basis points paid by the class will be no greater than the total transfer agent fee payable to SSC. For the period July 7, 1997 to December 31, 1997, the Adviser's reimbursement payable aggregated $84,364.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records for the Fund. For the year ended December 31, 1997, the amount charged to the Fund by SFAC aggregated $109,482, of which $12,144 remains unpaid at December 31, 1997.

The Company has a compensation arrangement under which payment of directors' fees may be deferred. Interest is accrued (based on the rate of return earned on the 90 day Treasury Bill as determined at the beginning of each calendar quarter) on the deferred balances and is included in "Directors' fees and expenses." The accumulated balance of deferred directors' fees and interest thereon relating to the Fund aggregated $81,892, an applicable portion of which is included in accrued expenses of the Fund.


                    17 - Scudder Premium Money Market Shares

Other. Printing and postage expenses related to preparing and distributing material such as shareholder reports, prospectuses and proxy materials to current shareholders are charged to each class based on number of shareholder accounts. For the year ended December 31, 1997, the following amounts were paid:

      Premium Class                                            $   14,880
      Managed Class                                                26,866
      Institutional Class                                           7,749
                                                               ----------
                                                               $   49,495
                                                               ==========

    The accompanying notes are an integral part of the financial statements.


                    18 - Scudder Premium Money Market Shares

                        Report of Independent Accountants

To the Board of Directors and Shareholders of Scudder Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Series (a portfolio of Scudder Fund, Inc., hereafter referred to as the "Fund") at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for the two years in the period then ended and the financial highlights for the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
February 23, 1998


                    19 - Scudder Premium Money Market Shares

                                 Tax Information

The total amount of dividends declared in 1997 by the Scudder Money Market Series is taxable as ordinary dividend income for Federal income tax purposes. None of this amount qualifies for the dividends received deduction available to corporations.


                    20 - Scudder Premium Money Market Shares

                           Stockholder Meeting Results

A Special Meeting of Stockholders (the "Meeting") of Scudder Premium Money Market Shares (the "Fund") was held on October 23, 1997, at the offices of Scudder Kemper Investments, Inc. (formerly Scudder, Stevens & Clark, Inc.), 25th Floor, 345 Park Avenue (at 51st Street), New York, New York 10154. The following matters were voted upon by the stockholders (the resulting votes for each matter are presented below).

1. To approve the new Investment Management Agreement between the Fund and Scudder Kemper Investments, Inc.

                                Number of Votes:
                                ----------------

         For            Against           Abstain        Broker Non-Votes*
         ---            -------           -------        -----------------

      37,425,237       1,936,064         9,241,258               0

2.    To elect Directors.

                                                 Number of Votes:
                                                 ----------------

              Director                    For                      Withheld
              --------                    ---                      --------

 Dr. Rosita P. Chang                   46,130,269                 2,472,290

 Edgar R. Fiedler                      46,218,567                 2,383,992

 Peter B. Freeman                      46,218,567                 2,383,992

 Dr. J. D. Hammond                     46,245,038                 2,357,521

 Richard M. Hunt                       46,245,038                 2,357,521

3. To approve the Board's discretionary authority to convert the Fund to a master/feeder fund structure through a sale or transfer of assets or otherwise.

                                               Number of Votes:
                                               ----------------

         For            Against           Abstain        Broker Non-Votes*
         ---            -------           -------        -----------------

      42,396,228       3,053,622         3,152,708               0

                    21 - Scudder Premium Money Market Shares

4. To approve the revision of certain fundamental investment policies.


                                                                            Number of Votes:
                                                                            ----------------

              Fundamental Policies                     For            Against           Abstain       Broker Non-Votes*
              --------------------                     ---            -------           -------       -----------------

       4.1  Diversification                        36,630,374        2,004,194         9,967,991              0

       4.2  Borrowing                              36,285,774        2,004,194        10,312,591              0

       4.3  Senior securities                      36,630,374        2,004,194         9,967,991              0

       4.4  Concentration                          36,630,374        2,004,194         9,967,991              0

       4.5  Underwriting of securities             36,630,374        2,004,194         9,967,991              0

       4.6  Investment in real estate              36,630,374        2,004,194         9,967,991              0

       4.7  Purchase of physical commodities       36,630,374        2,004,194         9,967,991              0

       4.8  Loans                                  36,630,374        2,004,194         9,967,991              0

       4.9  Equity or convertible securities       36,630,374        2,004,194         9,967,991              0

       4.10 Exercising control or management       36,630,374        2,004,194         9,967,991              0

       4.11 Restricted securities                  36,630,374        2,004,194         9,967,991              0

       4.12 10% of total assets in illiquid        36,630,374        2,004,194         9,967,991              0
            securities

       4.13 Purchase on margin or short sales      36,630,374        2,004,194         9,967,991              0

       4.14 Puts, calls, warrants, or options      36,630,374        2,004,194         9,967,991              0

       4.15 Pledging or mortgaging assets          36,630,374        2,004,194         9,967,991              0

5. To ratify the selection of Price Waterhouse LLP as the Fund's independent accountants.


                                 Number of Votes:
                                 ----------------

            For                       Against                    Abstain
            ---                       -------                    -------

         46,315,780                   617,772                   1,669,007

* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

                    22 - Scudder Premium Money Market Shares

                                    This Page
                                  intentionally
                                   left blank.




                    23 - Scudder Premium Money Market Shares

                             Officers and Directors

Dr. Rosita P. Chang
Director; Professor of Finance,
University of Rhode Island

Edgar R. Fiedler
Director; Senior Fellow and
Economic Counsellor, The
Conference Board, Inc.

Peter B. Freeman
Director; Corporate Director and
Trustee

Dr. J. D. Hammond
Director; Dean, Smeal College of
Business Administration,
Pennsylvania State University

Richard M. Hunt
Director; University Marshal
and Senior Lecturer, Harvard
University

Daniel Pierce*
President

K. Sue Cote*
Vice President

Jerard K. Hartman*
Vice President

Thomas W. Joseph*
Vice President and Assistant
Secretary

Thomas F. McDonough*
Vice President and Secretary

Kathryn L. Quirk*
Vice President

David B. Wines*
Vice President


                        *Scudder Kemper Investments, Inc.

                    24 - Scudder Premium Money Market Shares

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

     For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

                    25 - Scudder Premium Money Market Shares

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which money is            Lets you purchase Scudder fund shares
          electronically debited from your bank account monthly to     electronically, avoiding potential mailing delays;
          regularly purchase fund shares and "dollar cost average"     money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from a previously designated bank
          fewer when it's higher, which can reduce your average        account.
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you previously designated.

          DistributionsDirect

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                    26 - Scudder Premium Money Market Shares


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 6,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      Scudder funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:
          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago             San Francisco
                   Investor.Relations@scudder.com                Boston                New York


                    27 - Scudder Premium Money Market Shares

About the Fund's Adviser

Scudder Kemper Investments, Inc., is one of the largest and most experienced investment management oganizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded 79 years ago as one of the nation's first investment counsel organizations, joined the Zurich Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Group. The Zurich Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.

Premium Money Market Shares are not insured or guaranteed by the U.S. Government. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there can be no assurance that the stable net asset value will be maintained.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

[LOGO]

                                     Scudder
                                 Managed Shares

                           Scudder Money Market Series
                      Scudder Tax Free Money Market Series
                     Scudder Government Money Market Series

                    345 Park Avenue, New York, New York 10154
                                 (800) 854-8525

    Investment Manager
    Scudder Kemper Investments, Inc.
    345 Park Avenue
    New York, New York 10154

    Distributor
    Scudder Investor Services, Inc.
    Two International Place
    Boston, Massachusetts 02110

    Custodian
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

    Fund Accounting Agent
    Scudder Fund Accounting Corporation
    Two International Place
    Boston, Massachusetts 02110

    Transfer Agent and
    Dividend Disbursing Agent
    Scudder Service Corporation
    P.O. Box 9242
    Boston, Massachusetts 02205

    Legal Counsel
    Dechert Price & Rhoads
    Boston, Massachusetts 02109

                                -----------------

    Scudder Managed Shares are not insured or guaranteed by the U.S. Government. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there can be no assurance that the stable net asset value will be maintained.

    This report is for the information of the shareholders. Its use in connection with any offering of the Company's shares is authorized only in case of a concurrent or prior delivery of the Company's current prospectus.




                                     Scudder
                                 Managed Shares



                                  Scudder Money
                                  Market Series


                             Scudder Tax Free Money
                                  Market Series


                               Scudder Government
                               Money Market Series







                                  Annual Report
                                December 31, 1997

Board of Directors

DANIEL PIERCE(1)                   President; Managing Director, Scudder Kemper Investments, Inc.

EDGAR R. FIEDLER(1) (2) (3)        Senior Fellow and Economic Counsellor, The Conference Board, Inc.

PETER B. FREEMAN(2) (3)            Corporate Director and Trustee

ROBERT W. LEAR(2) (3)              Executive-in-Residence and Visiting Professor, Columbia
                                   University Graduate School of Business

                                   (1)Member of Executive Committee
                                   (2)Member of Nominating Committee
                                   (3)Member of Audit Committee


--------------------------------------------------------------------------------
Officers

DANIEL PIERCE                      President

STEPHEN L. AKERS                   Vice President

K. SUE COTE                        Vice President

CAROL L. FRANKLIN                  Vice President

JERARD K. HARTMAN                  Vice President

KATHRYN L. QUIRK                   Vice President

THOMAS W. JOSEPH                   Vice President and Assistant Secretary

THOMAS F. McDONOUGH                Vice President and Secretary

Dear Shareholder:

Scudder Managed Shares is a class of shares in three different money market mutual fund portfolios: Money Market Series, Tax Free Money Market Series, and Government Money Market Series. Each of these money market portfolios seeks to provide a high level of current income while preserving capital and maintaining liquidity.

All three funds seek to maintain a net asset value of $1.00, and have done so since their inception. (There is no guarantee, of course, that each fund will maintain stable net asset values.)

Tables showing dividend payments and other financial information for the 12 months ended December 31, 1997 can be found within this report. In addition, please see the following pages for financial statements as of December 31, 1997, as well as a list of each Fund's investments.

If you have any questions  concerning any of these funds,  please call toll free
(800) 854-8525 from any continental state.


                                                /s/Daniel Pierce
                                                   Daniel Pierce
                                                        Chairman

Scudder Managed Shares/Money Market Series
Investment Portfolio
December 31, 1997

                                                                                             Principal              Value ($)
                                                                                            Amount ($)              (Note A)
------------------------------------------------------------------------------------------------------------------------------

Repurchase Agreements 21.6%
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with Donaldson, Lufkin & Jenrette dated 12/31/97 at 6.5%, to be repurchased at $100,036,111 on 1/2/98, collateralized by a $50,000,000
  U.S. Treasury Note, 6.75%, 5/31/99 and a $48,878,000 U.S. Treasury Note,
  6.25%, 3/31/99 ........................................................................    100,000,000           100,000,000
Repurchase Agreement with Salomon Brothers dated 12/31/97 at 6.7%, to be repurchased at $75,027,917 on 1/2/98, collateralized by $79,830,000 U.S.
  Treasury Bills, 10/15/98 ..............................................................     75,000,000            75,000,000
Repurchase Agreement with State Street Bank and Trust Company dated 12/31/97 at 6%, to be repurchased at $49,586,523 on 1/2/98, collateralized by a
  $39,610,000 U.S. Treasury Bond, 8.125%, 8/15/19 .......................................     49,570,000            49,570,000
------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $224,570,000)                                                                    224,570,000
------------------------------------------------------------------------------------------------------------------------------

Commercial Paper 42.0%
------------------------------------------------------------------------------------------------------------------------------
AVCO Financial, 1/14/98 .................................................................     10,000,000             9,980,139
American General Finance Corp., 5.812%, 3/18/98 .........................................     40,000,000            40,000,000
Associates Corp NA, 3/24/98 .............................................................     40,000,000            39,482,489
Bank of Montreal, 1/22/98 ...............................................................     30,000,000            29,903,663
Bank of Nova Scotia, 2/3/98 .............................................................     25,000,000            24,872,469
Bankers Trust, 5.97%, 8/28/98 ...........................................................     10,000,000             9,998,436
Barclay's Bank PLC BA, 2/9/98 ...........................................................      8,000,000             7,952,247
Bell Atlantic Financial Services, 1/27/98 ...............................................     40,000,000            39,831,000
Ciesco, L.P., 2/23/98 ...................................................................     20,000,000            19,833,639
Corporate Asset Fund, 1/14/98 ...........................................................     20,000,000            19,959,700
Dai Ichi Kangyo Bank, 1/27/98 ...........................................................     10,000,000             9,959,700
Dai Ichi Kangyo NY Bank, 1/28/98 ........................................................     19,000,000            18,919,060
FCAR Owner Trust I, 1/5/98 ..............................................................     20,000,000            19,987,511
Ford Credit Receivables, 1/27/98 ........................................................     10,000,000             9,960,206
Ford Motor Credit Co.,1/6/98 ............................................................     10,000,000             9,992,194
General Electric Capital Corp., 4/15/98 .................................................     20,000,000            19,673,556
General Electric Capital, 1/8/98 ........................................................     20,000,000            19,978,611
New Center Asset Trust, 2/18/98 .........................................................     10,000,000             9,924,000
New Center Asset Trust, 2/25/98 .........................................................     20,000,000            19,830,722
Prudential Funding, 3/26/98 .............................................................     20,000,000            19,741,933
Public Service Co. of Colorado, 1/15/98 .................................................      8,000,000             7,982,329
Republic of New York, 1/6/98 ............................................................     20,000,000            19,984,618

    The accompanying notes are an integral part of the financial statements.

Scudder Managed Shares/Money Market Series

                                                                                             Principal              Value ($)
                                                                                            Amount ($)              (Note A)
------------------------------------------------------------------------------------------------------------------------------
Royal Bank Canada,  2/11/98 .............................................................      8,900,000             8,844,150
------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost $436,592,372)                                                                         436,592,372
------------------------------------------------------------------------------------------------------------------------------

Certificates of Deposit 22.4%
------------------------------------------------------------------------------------------------------------------------------
Bank of America, 5.95%, 10/22/98 ........................................................     10,000,000             9,996,151
Bank of Nova Scotia, 5.793%, 10/1/98 ....................................................     10,000,000             9,994,453
Bank of Nova Scotia, 5.715%, 10/30/98 ...................................................     10,000,000             9,991,384
Bankers Trust Company, 6.24%, 4/2/98 ....................................................      4,500,000             4,503,400
Banque National de Paris, 5.89%, 9/10/98 ................................................     15,000,000            14,999,537
Banque National de Paris, 5.9%, 10/21/98 ................................................     15,000,000            15,009,692
Canadian Imperial, 5.81%, 3/11/98 .......................................................     25,000,000            25,001,889
Daichi Kangyo Bank, 5.78%, 1/27/98 ......................................................     10,000,000            10,000,563
First National Bank of Boston, 5.61%, 1/5/98 ............................................     25,000,000            25,000,000
Lasalle National Bank, 5.91%, 8/12/98 ...................................................     10,000,000            10,001,169
Morgan Guaranty Trust Co., 5.87%, 8/6/98 ................................................     20,000,000            19,998,644
National Westminster Bank, 5.855%, 8/7/98 ...............................................     20,000,000            19,997,143
Societe Generale, 5.75%, 1/5/98 .........................................................     20,000,000            19,999,754
Societe Generale, 5.8%, 1/29/98 .........................................................     19,000,000            19,000,000
Societe Generale, 5.91%, 9/4/98 .........................................................     10,000,000             9,998,396
Sumitomo Bank Ltd., 5.63%, 1/8/98 .......................................................      9,000,000             9,000,017
------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (Cost $232,492,192)                                                                  232,492,192
------------------------------------------------------------------------------------------------------------------------------

U. S. Government Agency Obligations 1.4%
------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc., 5.51%, 3/14/98*                                                                 ------------
  (Cost $14,981,673) ....................................................................     15,000,000            14,981,673
                                                                                                                  ------------

Short-Term Notes 12.6%
------------------------------------------------------------------------------------------------------------------------------
American Express Centurion Bank, 5.6419%, 1/24/98* ......................................     10,000,000            10,000,000
Bank of America NT&SA, 5.87%, 1/5/98 ....................................................     15,000,000            15,000,317
Bank One, Columbus, N.A., 5.50%, 1/6/98* ................................................     20,000,000            19,995,660
Bankers Trust Co. Medium Term Note, 5.71%, 1/1/98* ......................................     25,000,000            24,999,389
First National Bank of Maryland, 5.95%, 10/22/98 ........................................     14,850,000            14,857,587
IBM Credit Corp, 5.9%, 2/15/98 ..........................................................     10,000,000            10,022,812
Lockheed Martin Corp., 6.625%, 6/15/98 ..................................................      8,000,000             8,025,859

    The accompanying notes are an integral part of the financial statements.

Scudder Managed Shares/Money Market Series

                                                                                             Principal              Value ($)
                                                                                            Amount ($)              (Note A)
------------------------------------------------------------------------------------------------------------------------------
MMR Funding I, 5.18%, 1/1/98* ...........................................................      5,500,000             5,500,000
Student Loan Marketing Assoc., 5.619%, 1/6/98* ..........................................     22,400,000            22,398,187
------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Notes (Cost $130,799,811)                                                                         130,799,811
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $1,039,436,048) (a)                                                   1,039,436,048
------------------------------------------------------------------------------------------------------------------------------

(a)   Cost for federal income tax purposes is $1,039,436,048.

*     Floating rate security; date shown is next interest rate change.

    The accompanying notes are an integral part of the financial statements.

Scudder Managed Shares/Tax Free Money Market Series
Investment Portfolio
December 31, 1997

                                                                                                    Credit
                                                                                  Principal       Rating (b)        Value ($)
                                                                                 Amount ($)       (Unaudited)       (Note A)
------------------------------------------------------------------------------------------------------------------------------

Short-Term Municipal Investments 100.0%
------------------------------------------------------------------------------------------------------------------------------
Alabama
Stevenson, AL, Industrial Development Board, Daily Demand Note, 5%, 11/1/16 ....  1,000,000          A1+             1,000,000

Alaska
Alaska Housing Finance Corp., General Mortgage Revenue, Series 1991-A, Weekly
  Demand Note, 3.8%, 6/1/26 ....................................................  3,000,000          A1+             3,000,000
Valdez, AK, Marine Terminal Revenue, ARCO Transportation Alaska, Inc. Project,
  Series 1994, TECP, 3.75%, 2/17/98 ............................................  2,000,000          MIG1            2,000,000
Valdez, AK, Marine Terminal Revenue, Exxon Pipeline Project B, Daily Demand
  Note, 5%, 12/1/33 ............................................................  2,700,000          A1+             2,700,000
Valdez, AK, Marine Terminal Revenue, Series 1993 A, Daily Demand Note, 5%,
  12/1/33 ......................................................................  4,500,000          A1+             4,500,000

Arizona
Apache County, AZ, Industrial Development Revenue Tuscan Electric Co.,
  Springerville Project, Series 1985 A, Weekly Demand Note, 3.75%, 12/1/20 .....    500,000          A1+               500,000
Maricopa County, AZ, Pollution Control Authority, Daily Demand Note,
  4.8%, 5/1/29 .................................................................    800,000          A1+               800,000
Maricopa County, AZ, Pollution Control Authority, Palos Verde Project, Series
  1985 F, TECP, 3.8%, 1/20/98 ..................................................  2,100,000          A1              2,100,000
Pima County Industrial Development Authority, Series 1985, SFE Technologies,
  Weekly Demand Note, 4.65%, 12/1/05 ...........................................  1,500,000          VMIG1           1,500,000
Pinal County, AZ, Pollution Control Revenue, Magma Copper, Series 1984, Daily
  Demand Note, 4.95%, 12/1/09 ..................................................  2,600,000          A1+             2,600,000
Scottsdale, AZ, Industrial Development Authority, Hospital Revenue, Scottsdale
  Hospital, Weekly Demand Note, 3.65%, 9/1/22 ..................................  3,000,000          A1+             3,000,000

California
City of Riverside, CA, Countrywood Apartments, Multi-Family Revenue,
  Series 1985 D, Weekly Demand Bonds, 4.25%, 11/1/30 ...........................  1,500,000          A1              1,500,000
Corona Multi-Family Housing Revenue, Weekly Demand Note, 4.25%, 2/1/05 .........  1,900,000          A1              1,900,000
Huntington Beach, CA, Multi-Family Housing Revenue, River Meadows Apartments,
  Series B, Weekly Demand Bonds, 3.8%, 12/1/05 .................................  4,800,000          A1+             4,800,000
Kern County, CA, Board of Education, Tax and Revenue Anticipation Notes,
   Series 1998, 4.5%, 7/7/98 ...................................................  2,000,000          SP1+            2,006,077
Los Angeles County, CA, Tax and Revenue Anticipation Notes, Series
  1997 A, 4.5%, 6/30/98 ........................................................  9,000,000          SP1+            9,032,538

    The accompanying notes are an integral part of the financial statements.

Scudder Managed Shares/Tax Free Money Market Series

                                                                                                    Credit
                                                                                  Principal       Rating (b)        Value ($)
                                                                                 Amount ($)       (Unaudited)       (Note A)
------------------------------------------------------------------------------------------------------------------------------
San Marcos, CA, Redevelopment Agency, Multi-Family Rental Housing Agency,
  Weekly Demand Bonds, 4.25%, 6/1/05 ...........................................  1,900,000          A1              1,900,000

Colorado
Clear Creek County, CO, Colorado Counties Financing Program, Series 1988,
  Weekly Demand Note, 3.65%, 6/1/98 ............................................     60,000          A1+                60,000
Moffat County, Colorado Pollution Control, Pacific Projects, Daily Demand Note,
  5.1%, 5/1/13 .................................................................  2,650,000          VMIG1           2,650,000

Connecticut
Hartford Redevelopment Agency, Underwood Towers Project, Weekly Demand Note,
  3.95%, 6/1/20 ................................................................  2,000,000          A1+             2,000,000

District Of Columbia
District of Columbia, General Obligation, Series B1, Daily Demand Note, 4.99%,
  6/1/03 .......................................................................  9,500,000          A1+             9,500,000
District of Columbia, Transportation Authority, 4.5%, 9/30/98 ..................  1,500,000          SP1+            1,506,770

Florida
Dade County, FL, Water and Sewer System Revenue, Series 1994, Weekly Demand
  Note, 3.65%, 10/5/22 .........................................................  2,000,000          A1+             2,000,000
Jacksonville, FL, Pollution Control Authority, Floriod Power and Light, TECP,
  3.65%, 2/11/98 ...............................................................  2,000,000          A1              2,000,000
Pinellas, FL, Educational Facilities Authority, Refunding Pooled Loan,
  Series 1985, TECP, 3.75%, 2/23/98 ............................................  2,000,000          A1              2,000,000
University of Northern Florida Capital Improvement Revenue, Weekly Demand Note,
  4.2%, 11/1/24 ................................................................  2,000,000          VMIG1           2,000,000

Georgia
Burke County, GA, Development Authority, Pollution Control Georgia Power,
  Series 1995-2, Weekly Demand Note, 4.8%, 4/1/25 ..............................  6,700,000          VMIG1           6,700,000
Burke County, GA, Development Authority, Pollution Control Revenue, Weekly
  Demand Bonds, 3.65%, 1/1/16 ..................................................  1,200,000          A1+             1,200,000
Burke County, GA, Pollution Control Revenue, Ogelthorpe Power, Vogtle Project,
  Series 1994-A, Weekly Demand Note, 3.65%, 1/1/19 .............................  1,000,000          A1+             1,000,000
DeKalb Private Hospital Authority, Egleston Children's Hospital at Emory
  University, 1994 Series B, Weekly Demand Note, 3.7%, 3/1/24 ..................  1,400,000          A1+             1,400,000
Georgia Pooled Hospitals Equipment Loan Program, Series 1991, Daily
  Demand Note, 4.95%, 3/1/01 ...................................................  1,748,000          A1+             1,748,000
Turner County, GA, Industrial Development Revenue Coats & Clark Inc.
  Series 1984, VRDN, 4.1%, 10/1/98 .............................................    800,000          A1+               800,000

    The accompanying notes are an integral part of the financial statements.

Scudder Managed Shares/Tax Free Money Market Series

                                                                                                    Credit
                                                                                  Principal       Rating (b)        Value ($)
                                                                                 Amount ($)       (Unaudited)       (Note A)
------------------------------------------------------------------------------------------------------------------------------
Idaho
Idaho Health Facilities Authority Revenue, St. Lukes Regional Medical Center
  Project, Series 1995, Daily Demand Note, 5.1%, 5/1/22 ........................  3,820,000          VMIG1           3,820,000
Idaho Tax Anticipation Notes, Series 1997, 4.625%, 6/30/98 .....................  1,000,000          MIG1            1,003,715

Illinois
Chicago, Illinois O'Hare International Airport, General Airport Second Lien,
  Series A, Weekly Demand Note, 3.7%, 1/1/15 ...................................  1,500,000          A1+             1,500,000
Illinois Educational Facilities, Pooled Financing Program, TECP, 3.75%,
  2/25/98 ......................................................................  2,500,000          A1+             2,500,000
Illinois Educational Facilities Authority, University Pooled Finance Program,
  Weekly Demand Note, 3.8%, 12/1/05 ............................................  1,770,000          VMIG1           1,770,000
Illinois Health Facilities Authority, Rush Presbyterian St. Lukes Hospital,
  Series 1989 A, TECP, 3.75%, 3/23/98 ..........................................  1,500,000          A1+             1,500,000

Indiana
Indiana Bond Bank, Advance Funding Notes, Series 1997 A-2, 4.25%, 1/21/98 ......  1,000,000          MIG1            1,000,291

Iowa
Iowa Schools, Cash Anticipation Program, Series 1997 A, 4.5%, 6/26/98 ..........  2,000,000          SP1+            2,005,798

Kansas
Burlington, KS, Power and Light Pollution Control Revenue, TECP, 3.75%,
  3/3/98 .......................................................................  2,000,000          A1              2,000,000

Kentucky
Mayfield, KY, Multi-City Lease Revenue Kentucky League of Cities Funding Trust,
  Weekly Demand Note, Series 1996, 3.9%, 7/1/26 ................................  2,000,000          VMIG1           2,000,000

Louisiana
Louisiana Public Facilities Authority Hospital Revenue, Willis Knighton Medical
  Center, Weekly Demand Note, 3.7%, 9/1/25 .....................................  3,000,000          VMIG1           3,000,000
West Baton Rouge, Louisiana Industrial District #3, Series 1987, TECP, 3.8%,
  1/21/98 ......................................................................  1,400,000          P1              1,400,000

Massachusetts
Massachusetts Bay Transportation Authority, Series 1997 B, 4.5%, 9/4/98 ........  2,000,000          MIG2            2,008,169
Massachusetts Health & Educational Facilities Authority, Series D, Weekly
  Demand Note, 5%, 1/1/35 ......................................................  6,800,000          A1+             6,800,000

Minnesota
Southern Minnesota Municipal Power Agency, Power Supply System, TECP,
  Series B, 3.7%, 3/11/98 ......................................................    800,000          P1                800,000

Missouri
Columbia, MO, Special Obligation, Weekly Demand Note, 3.7%, 6/1/08 .............  2,700,000          VMIG1           2,700,000

    The accompanying notes are an integral part of the financial statements.

Scudder Managed Shares/Tax Free Money Market Series

                                                                                                    Credit
                                                                                  Principal       Rating (b)        Value ($)
                                                                                 Amount ($)       (Unaudited)       (Note A)
------------------------------------------------------------------------------------------------------------------------------
Missouri Health & Educational Facilities Authority, VRDN, 5%, 9/1/30 ...........  5,000,000          VMIG1           5,000,000
St. Louis County, MO, Industrial Development Authority, Kirkwood Project,
  Series 1985, Weekly Demand Note, 4.275%, 12/1/15 .............................  1,000,000          P1              1,000,000

Montana
Montana State, Tax and Revenue Anticipation Notes, Series 1997 C, 4.5%,
  6/30/98 ......................................................................  1,500,000          SP1+            1,504,897

Nebraska
Nebraska Public Power District (All Districts), Series 1996, TECP, 3.7%,
  3/10/98 ......................................................................  2,060,000          P1              2,060,000

New Mexico
Albuquerque, NM, Gross Receipts/Lodgers Tax, Series 1991, Weekly Demand Note,
  3.7%, 7/1/22 .................................................................  2,000,000          A1+             2,000,000
Belen Industrial Revenue Refunding Bond, United Desiccants Project, Weekly
  Demand Note, 4%, 4/1/00 ......................................................    700,000          SK                700,000

New York
Municipal Assistance Corp for New York City, Series K1, Weekly Demand Note,
  3.55%, 7/1/08 ................................................................  1,000,000          A1+             1,000,000
New York City, NY, General Obligation Unlimited, Daily Demand Note, 5%,
  8/15/05 ......................................................................  7,100,000          A1+             7,100,000
New York City, NY, Municipal Water Finance Authority, Series C, Daily Demand
  Note, 5.1%, 6/15/23 ..........................................................  5,000,000          VMIG1           5,000,000
New York State Energy Research & Development Authority, Pollution Control
  Revenue, Orange & Rockland Utilities Project, Weekly Demand Note, 3.55%,
  8/1/15 .......................................................................  1,000,000          VMIG1           1,000,000
Suffolk County, NY, TAN, 4.25%, 8/13/98 ........................................  8,000,000          SP1+            8,030,240

North Carolina
North Carolina Medical Care Common Hospital Revenues, Series 1985, Weekly
  Demand Note, 3.75%, 12/1/25 ..................................................  8,100,000          A1+             8,100,000

North Dakota
Grand Forks, ND, Hospital Facilities Revenue, Daily Demand Note, 5.1%,
  12/1/16 ......................................................................  2,400,000          VMIG1           2,400,000

Ohio
Cuyahoga County, OH, Health & Education, University Hospital of Cleveland,
  Daily Demand Note, 5.2%, 1/1/16 ..............................................  3,800,000          VMIG1           3,800,000
Ohio State, Air Quality Development Authority Revenue Cincinnati Gas and
  Electric, Daily Demand Note, 5%, 9/1/30 ......................................  2,400,000          A1+             2,400,000
Ohio State University Revenue, General Receipts Bonds, Weekly Variable Rate
  Demand Bond, Series 1986 B, 4.05%, 12/1/06 ...................................  2,900,000          A1+             2,900,000

    The accompanying notes are an integral part of the financial statements.

Scudder Managed Shares/Tax Free Money Market Series

                                                                                                    Credit
                                                                                  Principal       Rating (b)        Value ($)
                                                                                 Amount ($)       (Unaudited)       (Note A)
------------------------------------------------------------------------------------------------------------------------------
Oregon
Oregon General Obligation, Series 1973-G, Weekly Demand Note, 3.65%, 12/1/18 ...  1,900,000          VMIG1           1,900,000

Pennsylvania
Delaware Valley, PA, Regional Finance Authority, Weekly Demand Note, 3.65%,
  12/1/20 ......................................................................  1,600,000          VMIG1           1,600,000
Elk County Pennsylvania Industrial Development Authority, Series 1989, VRDN,
  4.415%, 3/1/04 ...............................................................  1,750,000          SK              1,750,000
Emmaus, PA, General Authority Local Government, Revenue Bond Pool Program,
  Weekly Demand Note, 3.8%, 3/1/24 .............................................  1,000,000          A1+             1,000,000
Philadelphia, PA, Tax and Revenue Anticipation Note, Series 1997A, 4.5%,
  6/30/98 ......................................................................  2,000,000          MIG1            2,004,741
Philadelphia, PA, School District, Tax and Revenue Anticipation Notes,
  Series 1993A, 4.5%, 7/1/98 ...................................................  2,000,000          SK              2,005,939
Temple University of the Commonwealth, PA, Higher Education, Series 1997,
  4.75%, 5/18/98 ...............................................................  2,000,000          SP1+            2,006,135

South Carolina
South Carolina Public Service Authority Revenue, Weekly Demand Note, 4.25%,
  1/1/23 .......................................................................  2,000,000          A1+             2,000,000

Tennessee
Clarksville, TN, Public Building Authority Pooled Financing, Series 1990,
  Weekly Demand Note, 3.65%, 7/1/13 ............................................  2,585,000          VMIG1           2,585,000
Franklin, TN, Industrial Development Revenue, Franklin Oaks Apartments, Weekly
  Demand Note, Series 1985, 4.15%, 12/15/21 ....................................  5,500,000          VMIG1           5,500,000
Metropolitan Nashville Airport Authority, TN, Special Facilities Revenue,
  American Airlines, Variable Rate Demand Note, 5%, 10/1/12 ....................  1,500,000          A1+             1,500,000

Texas
Austin, TX, Utility Systems Revenue, TECP, 3.75%, 3/24/98 ......................  3,000,000          A1+             3,000,000
Grapevine, TX, Industrial Development Authority Corp., Series B1, Daily Demand
  Note, 5%, 12/1/24 ............................................................    600,000          P1                600,000
Harris County, TX, Health Facilities Authority, St. Lukes, Daily Demand Note,
  5%, 2/15/27 .................................................................. 10,000,000          A1+            10,000,000
Harris County, TX, Pollution Control Revenue (Exxon Project) 1984 Series A,
  Daily Demand Note, 5%, 3/1/24 ................................................  1,900,000          A1+             1,900,000
Harris County, TX, Tax Anticipation Note, Series 1997, 4.25%, 2/27/98 ..........  1,000,000          MIG1            1,000,808
Lone Star, TX, Airport Improvement Authority, Daily Demand Note, Series
  1995 A-3, 5%, 12/1/14 ........................................................  1,300,000          VMIG1           1,300,000

    The accompanying notes are an integral part of the financial statements.

Scudder Managed Shares/Tax Free Money Market Series

                                                                                                    Credit
                                                                                  Principal       Rating (b)        Value ($)
                                                                                 Amount ($)       (Unaudited)       (Note A)
------------------------------------------------------------------------------------------------------------------------------
Port Development Corp., TX, Marine Terminal Refunding Revenue, Stolt Terminals,
  Series 1989, Weekly Demand Note, 3.7%, 1/15/14 ...............................  1,500,000          A+              1,500,000
San Antonio, TX, Electric & Gas City Public Services, TECP, 3.75%, 1/14/98 .....  1,500,000          P1              1,499,929
San Antonio, TX, Electric & Gas Public Services, Variable Rate Note, 3.8%,
  2/1/20 .......................................................................  2,700,000          A1+             2,700,000
San Antonio, TX, Industrial Development Authority, River Center Associates
  Project, Weekly Demand Note, 4.25%, 12/1/12 ..................................  2,800,000          SK              2,800,000
State of Texas, General Obligation, Veterans Housing Assistance Refunding
  Bonds, Series 1995, Weekly Demand Note, 3.65%, 12/1/16 .......................  2,400,000          A1+             2,400,000
State of Texas, Tax and Revenue Anticipation Note, Series 1998A, 4.75%,
  8/31/98 ...................................................................... 10,000,000          MIG1           10,063,440
Texas State Water Development Board, Weekly Demand Note, 4.9%, 3/1/15 ..........  7,900,000          A1+             7,900,000

Utah
Intermountain Power Agency, Power Supply Revenue Bonds, Series 1985F, TECP,
  3.7%, 2/11/98 ................................................................  1,700,000          A1+             1,700,000
Salt Lake City, UT, Pollution Control Revenue, British Petroleum Station
  Project, Series 1994 B, Daily Demand Note, 4.9%, 8/1/07 ......................  4,000,000          P1              4,000,000
State of Utah, General Obligation, Highway, TECP, Series 1997 B, 3.75%,
  2/4/98 .......................................................................  2,000,000          A1+             2,000,000

Vermont
Vermont Industrial Development Authority, Mount Snow, Limited Series 1904,
  VRDN, 4.415%, 4/1/99 .........................................................    435,000          SK                435,000
Vermont Industrial Development, Vermont Marble Company, Series 1984, VRDN,
  4.415%, 12/1/04 ..............................................................  3,575,000          SK              3,575,000
Vermont Student Assistance Corporation, Student Loan Revenue, VRDN, 3.8%,
  1/1/04 .......................................................................  4,915,000          VMIG1           4,915,000

Washington
State of Washington Various Purpose General Obligation, Series 1996 B, Weekly
  Demand Note, 3.6%, 6/1/20 ....................................................  2,400,000          A1+             2,400,000
Washington Healthcare Facilities Authority Revenue, Fred Hutchinson Cancer
  Center, Variable Rate Demand Note, Series 1996, 5.1%, 1/1/23 .................  7,800,000          VMIG1           7,800,000
Washington Motor Vehicle Fuel Tax, General Obligation, Series 1996, 5%,
  7/1/98 .......................................................................  1,000,000          SK              1,005,610
Washington Public Power Supply System, Projects #1 and #3, Refunding Revenue,
  Series 1993-1A1, Weekly Demand Note, 3.75%, 7/1/18 ...........................  1,475,000          VMIG1           1,475,000
Washington State Public Power Supply System, Nuclear Project #1, 1993
  Series 1A-1, Weekly Demand Note, 3.65%, 7/1/17 ...............................  4,700,000          A1              4,700,000

Wisconsin
Wausau, WI, Pollution Control Revenue, Minnesota Mining and Manufacturing,
  Series 1982, Weekly Demand Notes, 4.428%, 8/1/17 .............................    500,000          AAA               500,000

    The accompanying notes are an integral part of the financial statements.

Scudder Managed Shares/Tax Free Money Market Series

                                                                                                    Credit
                                                                                  Principal       Rating (b)        Value ($)
                                                                                 Amount ($)       (Unaudited)       (Note A)
------------------------------------------------------------------------------------------------------------------------------
Wyoming
Uinta County, WY, Pollution Control, Chevron Series 1992, Series Demand Note,
  5%, 12/1/22 ..................................................................  4,500,000          VMIG1           4,500,000
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $280,728,097) (a)                                                       280,728,097
------------------------------------------------------------------------------------------------------------------------------

(a)   Cost for federal income tax purposes was $280,728,097.

(b) Credit ratings (unaudited) shown are either by Moody's Investors Service, Inc., Standard & Poor's Corporation or Scudder Kemper

Moody's     Standard & Poor's

P1          A1/A1+                   Commercial paper of the highest quality.

MIG1
MIG2        SP1/SP1+                 Short-term tax-exempt instrument of the
                                      best quality with strong protection.

VMIG1                                Short-term tax-exempt variable rate demand
                                      instrument of the best quality with
                                      strong protection.

 Abbreviations used in the statement:

TECP   Tax Exempt Commercial Paper     VRDN        Variable Rate Demand Note

GO     General Obligation              RAN         Revenue Anticipation Note

TAN    Tax Anticipation Note           TRAN        Tax Revenue Anticipation Note

SK These securities are not rated by either Moody's or Standard & Poor's. Scudder Kemper has determined that these securities are of comparable quality to rated acceptable notes on a cash flow basis and are of appropriate credit for the standards required by the Fund's investment objective.

    The accompanying notes are an integral part of the financial statements.

Scudder Managed Shares/Government Money Market Series
Investment Portfolio
December 31, 1997

                                                                                            Principal              Value ($)
                                                                                            Amount ($)              (Note A)
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements 9.6%
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with State Street Bank and Trust Company dated 12/31/97 at 6%,
  to be repurchased at $8,073,690 on 1/2/98, collateralized by a $8,245,000 U.S.                                  ------------
  Treasury Note, 5.625%, 12/31/99 (Cost $8,071,000) .....................................      8,071,000             8,071,000
                                                                                                                  ------------
U.S. Government Agency Obligations 90.4%
------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, Discount Note, 1/7/98 ...........................................      5,000,000             4,995,507
Federal Home Loan Bank, Discount Note, 1/14/98 ..........................................      2,000,000             1,996,078
Federal Home Loan Bank, Discount Note, 2/11/98 ..........................................      5,000,000             4,967,940
Federal Home Loan Bank, Discount Note, 3/6/98 ...........................................      4,000,000             3,961,316
Federal Home Loan Bank, Discount Note, 3/16/98 ..........................................      2,000,000             1,978,047
Federal Home Loan Bank, Discount Note, 4/13/98 ..........................................      2,000,000             1,969,287
Federal Home Loan Bank, Discount Note, 5/1/98 ...........................................      2,000,000             1,963,933
Federal Home Loan Mortgage, Discount Note, 1/30/98 ......................................      4,000,000             3,981,666
Federal Home Loan Mortgage, Discount Note, 2/6/98 .......................................      4,000,000             3,978,119
Federal Home Loan Mortgage, Discount Note, 2/11/98 ......................................      2,000,000             1,987,529
Federal Home Loan Mortgage, Discount Note, with various maturities to 2/27/98 ...........      5,000,000             4,959,902
Federal Home Loan Mortgage, Discount Note, 3/11/98 ......................................      1,000,000               989,439
Federal National Mortgage Assoc., Discount Note, with various maturities to 8/10/98 .....     33,985,000            33,483,615
Federal National Mortgage Assoc., 5.51%, 3/14/98* .......................................      5,000,000             5,000,000
------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (Cost $76,212,378)                                                         76,212,378
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $84,283,378) (a)                                                         84,283,378
------------------------------------------------------------------------------------------------------------------------------

  (a) Cost for federal income tax purposes was $84,283,378.
    * Floating rate security; date shown is next interest rate change.

    The accompanying notes are an integral part of the financial statements.

Scudder Managed Shares
Financial Statements
Statement of Assets and Liabilities
as of December 31, 1997

                                                                                            Tax Free         Government
                                                                            Money             Money             Money
Assets                                                                  Market Series     Market Series     Market Series
---------------------------------------------------------------------------------------------------------------------------
                 Investments, at value (for cost, see accompanying
                   lists of investment portfolios) ................   $1,039,436,048     $ 280,728,097     $  84,283,378
                 Cash .............................................          559,470           152,979             2,867
                 Receivable for Fund shares sold ..................          397,856                --             2,419
                 Receivable for investments sold ..................               --           385,000                --
                 Interest receivable ..............................        6,032,437         1,642,523            14,934
                 Reimbursement due from Adviser ...................           84,364            51,279            17,786
                 Other assets .....................................           44,566            31,271            46,401
                                                                     ----------------  ----------------  ----------------
                 Total assets .....................................    1,046,554,741       282,991,149        84,367,785
Liabilities
---------------------------------------------------------------------------------------------------------------------------
                 Payable for investments purchased ................               --        12,030,240                --
                 Dividends payable ................................        4,544,673           499,189           377,487
                 Accrued management fee ...........................          123,101            11,560            66,141
                 Other payables and accrued expenses ..............          358,252           225,126            54,018
                                                                     ----------------  ----------------  ----------------
                 Total liabilities ................................        5,026,026        12,766,115           497,646
                ---------------------------------------------------- ----------------  ----------------  ----------------
                 Net assets, at value .............................   $1,041,528,715     $ 270,225,034     $  83,870,139
                ---------------------------------------------------- ----------------  ----------------  ----------------
Net Asset Value
---------------------------------------------------------------------------------------------------------------------------
                 Managed Shares:

                   Net assets applicable to shares outstanding ....    $ 368,915,638     $ 176,519,670     $  29,439,077
                   Shares outstanding of capital stock, $.001 par
                     value, 800,000,000, 500,000,000, and
                     1,500,000,000 shares authorized ..............      368,915,638       176,519,670        29,439,077
                   Net Asset Value, offering and redemption price    ----------------  ----------------  ----------------
                     per share (net assets / shares outstanding) ..            $1.00             $1.00             $1.00
                                                                     ----------------  ----------------  ----------------

                 Institutional Shares:

                   Net assets applicable to shares outstanding ....    $ 337,824,146     $  93,705,364     $  54,431,062
                   Shares outstanding of capital stock, $.001 par
                     value, 800,000,000, 500,000,000, and
                     1,500,000,000 shares authorized ..............      337,824,146        93,705,364        54,431,062
                   Net Asset Value, offering and redemption price    ----------------  ----------------  ----------------
                     per share (net assets / shares outstanding) ..            $1.00             $1.00             $1.00
                                                                     ----------------  ----------------  ----------------

                 Premium Money Market Shares:

                   Net assets applicable to shares outstanding ....    $ 334,788,931
                   Shares outstanding of capital stock, $.001 par
                     value, 2,000,000,000 shares authorized .......      334,788,931
                   Net Asset Value, offering and redemption price    ----------------
                     per share (net assets / shares outstanding) ..            $1.00
                                                                     ----------------

    The accompanying notes are an integral part of the financial statements.

Scudder Managed Shares
Financial Statements
Statement of Operations
year ended December 31, 1997

                                                                                            Tax Free         Government
                                                                            Money             Money             Money
Investment Income                                                       Market Series     Market Series     Market Series
-----------------------------------------------------------------------------------------------------------------------------
                 Interest ...........................................  $  31,972,083     $   4,866,249     $   3,380,968
                                                                       ----------------  ----------------  ----------------
                 Expenses:
                 Management fee .....................................      1,676,376           406,470           141,462
                 Shareholder services ...............................        735,033           239,629           121,051
                 Directors' fees and expenses .......................         14,498            14,465            10,463
                 Custodian and accounting fees ......................        145,605            68,147            58,130
                 Reports to shareholders ............................         47,389            11,016             7,312
                 Auditing ...........................................         23,642            20,615            27,915
                 Legal ..............................................         73,167            37,908            27,331
                 Registration fees ..................................         77,718            30,156            28,095
                 Other ..............................................         15,814            45,472            11,612
                                                                       ----------------  ----------------  ----------------
                 Total expenses before reductions ...................      2,809,242           873,878           433,371
                 Expense reductions .................................       (459,300)         (120,461)         (147,306)
                                                                       ----------------  ----------------  ----------------
                 Expenses, net ......................................      2,349,942           753,417           286,065
                -----------------------------------------------------  ----------------  ----------------  ----------------
                 Net investment income                                    29,622,141         4,112,832         3,094,903
                -----------------------------------------------------  ----------------  ----------------  ----------------
                -----------------------------------------------------  ----------------  ----------------  ----------------
                 Net increase in net assets resulting from
                   operations                                          $  29,622,141     $   4,112,832     $   3,094,903
                -----------------------------------------------------  ----------------  ----------------  ----------------

    The accompanying notes are an integral part of the financial statements.

Scudder Managed Shares
Financial Statements
Statements of Changes to Net Assets

Money Market Series

                                                                                        Years Ended December 31,
Increase (Decrease) in Net Assets                                                        1997             1996
-----------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income .........................................      $ 29,622,141     $ 18,268,673
                                                                                   ----------------  ----------------
                 Distributions to shareholders from:
                 Net investment income (Managed Shares) ........................       (16,811,273)     (18,268,673)
                                                                                   ----------------  ----------------
                 Net investment income (Institutional Shares) ..................        (8,101,246)              --
                                                                                   ----------------  ----------------
                 Net investment income (Premium Money Market Shares) ...........        (4,709,622)              --
                                                                                   ----------------  ----------------
                 Fund share transactions:
                 Managed Shares:
                 Proceeds from shares sold .....................................     1,604,556,971    2,285,419,535
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions ..............................         7,105,515       10,791,498

                 Cost of shares redeemed .......................................    (1,674,045,123)  (2,236,431,853)
                                                                                   ----------------  ----------------
                 Net increase (decrease) in net assets from Fund share
                    transactions ...............................................       (62,382,637)      59,779,180
                                                                                   ----------------  ----------------
                 Institutional Shares*:
                 Proceeds from shares sold .....................................       697,521,385               --
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions ..............................         1,796,954               --

                 Cost of shares redeemed .......................................      (361,494,193)              --
                                                                                   ----------------  ----------------
                 Net increase (decrease) in net assets from Fund share
                    transactions ...............................................       337,824,146               --
                                                                                   ----------------  ----------------
                 Premium Money Market Shares**:
                 Proceeds from shares sold .....................................       612,133,352               --
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions ..............................         2,900,558               --

                 Cost of shares redeemed .......................................      (280,244,979)              --
                                                                                   ----------------  ----------------
                 Net increase in net assets from Fund share transactions .......       334,788,931               --
                                                                                   ----------------  ----------------
                 Increase (decrease) in net assets .............................       610,230,440       59,779,180
                 Net assets at beginning of period .............................       431,298,275      371,519,095
                                                                                   ----------------  ----------------
                 Net assets at end of period ...................................    $1,041,528,715     $431,298,275
                                                                                   ----------------  ----------------


* For the period August 4, 1997 (commencement of sale of Institutional Shares) to December 31, 1997.

** For the period July 7, 1997 (commencement of sale of Premium Money Market Shares) to December 31, 1997.

    The accompanying notes are an integral part of the financial statements.

Scudder Managed Shares
Financial Statements
Statements of Changes to Net Assets

Tax Free Money Market Series

                                                                                Years Ended December 31,
Increase (Decrease) in Net Assets                                                 1997             1996
-----------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income ..................................     $  4,112,832     $  4,176,664
                                                                             ---------------  ---------------
                 Distributions to shareholders from:
                 Net investment income (Managed Shares) .................       (2,806,394)      (4,176,664)
                                                                             ---------------  ---------------
                 Net investment income (Institutional Shares) ...........       (1,306,438)              --
                                                                             ---------------  ---------------
                 Fund share transactions:

                 Managed Shares:
                 Proceeds from shares sold ..............................      378,820,759      605,388,558
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions .......................          640,423        2,369,718
                 Cost of shares redeemed ................................     (368,394,901)    (580,696,936)
                                                                             ---------------  ---------------
                 Net increase (decrease) in net assets from Fund share
                    transactions ........................................       11,066,281       27,061,340
                                                                             ---------------  ---------------
                 Institutional Shares*:
                 Proceeds from shares sold ..............................      159,246,687               --
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions .......................           30,480               --
                 Cost of shares redeemed ................................      (65,571,803)              --
                                                                             ---------------  ---------------
                 Net increase (decrease) in net assets from Fund share
                    transactions ........................................       93,705,364               --
                                                                             ---------------  ---------------
                 Increase (decrease) in net assets ......................      104,771,645       27,061,340
                 Net assets at beginning of period ......................      165,453,389      138,392,049
                                                                             ---------------  ---------------
                 Net assets at end of period ............................     $270,225,034     $165,453,389
                                                                             ---------------  ---------------

* For the period August 4, 1997 (commencement of sale of Institutional Shares) to December 31, 1997.

    The accompanying notes are an integral part of the financial statements.

Scudder Managed Shares
Financial Statements
Statements of Changes to Net Assets

Government Money Market Series

                                                                                Years Ended December 31,
Increase (Decrease) in Net Assets                                                 1997             1996
-----------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income ..................................     $  3,094,903     $  3,380,075
                                                                             ---------------  ---------------
                 Distributions to shareholders from:
                 Net investment income (Managed Shares) .................       (1,921,752)      (3,380,075)
                                                                             ---------------  ---------------
                 Net investment income (Institutional Shares) ...........       (1,173,151)              --
                                                                             ---------------  ---------------
                 Fund share transactions:

                 Managed Shares:
                 Proceeds from shares sold ..............................      204,615,796      475,466,734
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions .......................          426,890        2,288,409
                 Cost of shares redeemed ................................     (203,521,896)    (499,812,580)
                                                                             ---------------  ---------------
                 Net increase (decrease) in net assets from Fund share
                    transactions ........................................        1,520,790      (22,057,437)
                                                                             ---------------  ---------------
                 Institutional Shares*:
                 Proceeds from shares sold ..............................      115,334,278               --
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions .......................              449               --
                 Cost of shares redeemed ................................      (60,903,665)              --
                                                                             ---------------  ---------------
                 Net increase (decrease) in net assets from Fund share
                    transactions ........................................       54,431,062               --
                                                                             ---------------  ---------------
                 Increase (decrease) in net assets ......................       55,951,852      (22,057,437)
                 Net assets at beginning of period ......................       27,918,287       49,975,724
                                                                             ---------------  ---------------
                 Net assets at end of period ............................     $ 83,870,139     $ 27,918,287
                                                                             ---------------  ---------------

* For the period August 4, 1997 (commencement of sale of Institutional Shares) to December 31, 1997.

    The accompanying notes are an integral part of the financial statements.

Scudder Managed Shares/Money Market Series
Financial Highlights

The following table includes selected data for a share of the Managed Shares class outstanding throughout each period and other performance information derived from the financial statements.

Managed Shares*

                                                             Years Ended December 31,
                                 1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of  ----------------------------------------------------------------------------------------
   period ....................  $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                               ----------------------------------------------------------------------------------------
Net investment income ........    .051     .049     .054     .038     .028     .037     .059     .076     .086     .070
Distributions from net
   investment
   income ....................   (.051)   (.049)   (.054)   (.038)   (.028)   (.037)   (.059)   (.076)   (.086)   (.070)
Net asset value, end of        ----------------------------------------------------------------------------------------
   period ....................  $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
-----------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) .........    5.21     4.97     5.57     3.86     2.81     3.74     6.07     7.92     8.93     7.21
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) ..............     369      431      372      367      324      305      347      385      331      389
Ratio of operating expenses,
   net to average daily net
   assets (%) ................     .49      .55      .55      .55      .55      .55      .55      .67      .72      .65
Ratio of operating expenses
   before expense reductions
   to average daily net
   assets (%) ................     .59      .62      .68      .68      .66      .64      .64      .70      .72      .65
Ratio of net investment income
   to average daily net
   assets (%) ................    5.00     4.86     5.45     3.84     2.78     3.76     5.93     7.64     8.56     6.95

(a) Total returns are higher due to maintenance of the Fund's expenses for the years ended December 31, 1990 to December 31, 1997.

* Effective July 7, 1997, Scudder Money Market Series (formerly known as the Managed Cash Fund) was divided into three classes, of which Scudder Money Market Managed Shares is one. Shares of the Fund outstanding on such date were redesignated as the Managed Shares of the Fund. The data set forth above reflects the investment performance of the Fund prior to such redesignation.

Scudder Managed Shares/Money Market Series

The following table includes selected data for a share of the Institutional Shares class outstanding throughout the period and other performance information derived from the financial statements.

Institutional Shares

                                                                                          For the Period
                                                                                          August 4, 1997
                                                                                           (commencement
                                                                                            of sale of
                                                                                           Institutional
                                                                                            Shares) to
                                                                                         December 31, 1997
------------------------------------------------------------------------------------------------------------
                                                                                         -------------------
Net asset value, beginning of period .............................................            $1.000
                                                                                         -------------------
Net investment income ............................................................              .022
Distributions from net investment income .........................................             (.022)
                                                                                         -------------------
Net asset value, end of period ...................................................            $1.000
                                                                                         -------------------
------------------------------------------------------------------------------------------------------------
Total Return (%) (a) .............................................................              2.25**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ...........................................               338
Ratio of operating expenses, net to average daily net assets (%) .................               .26*
Ratio of operating expenses before expense reductions, to average daily net
   assets (%) ....................................................................               .31*
Ratio of net investment income to average daily net assets (%) ...................              5.39*

(a)   Total return is higher due to maintenance of the Fund's expenses.
*     Annualized
**    Not annualized

Scudder Managed Shares/Money Market Series

The following table includes selected data for a share of the Premium Money Market Shares class outstanding throughout the period and other performance information derived from the financial statements.

Premium Money Market Shares

                                                                                          For the Period
                                                                                           July 7, 1997
                                                                                           (commencement
                                                                                            of sale of
                                                                                        Premium Shares) to
                                                                                         December 31, 1997
------------------------------------------------------------------------------------------------------------
                                                                                         -------------------
Net asset value, beginning of period .............................................            $1.000
                                                                                         -------------------
Net investment income ............................................................              .026
Distributions from net investment income .........................................             (.026)
                                                                                         -------------------
Net asset value, end of period ...................................................            $1.000
                                                                                         -------------------
------------------------------------------------------------------------------------------------------------
Total Return (%) (a) .............................................................              2.62**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ...........................................               335
Ratio of operating expenses, net to average daily net assets (%) .................               .38*
Ratio of operating expenses before expense reductions, to average daily net
   assets (%) ....................................................................               .43*
Ratio of net investment income to average daily net assets (%) ...................              5.50*

(a)   Total return is higher due to the maintenance of Fund expenses.
*     Annualized
**    Not annualized

Scudder Managed Shares/Tax Free Money Market Series
Financial Highlights

The following table includes selected data for a share of the Managed Shares class outstanding throughout each period and other performance information derived from the financial statements.

Managed Shares*

                                                             Years Ended December 31,
                                 1997         1996      1995      1994      1993      1992      1991      1990      1989      1988
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of  ----------------------------------------------------------------------------------------------------
   period ...................   $1.000       $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000
                               ----------------------------------------------------------------------------------------------------
Net investment income .......     .030         .028      .032      .023      .018      .025      .042      .053      .057      .049
Distributions from net
   investment income
   and net realized
   capital gains ............    (.030)       (.028)    (.032)    (.023)    (.018)    (.025)    (.042)    (.053)    (.057)    (.049)
Net asset value,               ----------------------------------------------------------------------------------------------------
   end of period ............   $1.000       $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000
                               ----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Total Return (%) ............     3.07(a)      2.88      3.30      2.29      1.85      2.56      4.20      5.47      5.91      4.98
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) .............      177          165       138       125       107        91       107       135       137       261
Ratio of operating expenses,
   net to average daily
   net assets (%) ...........      .65          .72       .79       .77       .78       .77       .75       .77       .76       .60
Ratio of operating expenses
   before expense reductions
   to average daily net
   assets (%) ...............      .74          .72       .79       .77       .78       .77       .75       .77       .76       .60
Ratio of net investment
   income to average
   daily net assets (%) .....     2.99         2.84      3.25      2.26      1.83      2.54      4.14      5.33      5.72      4.85

(a)   Total return is higher due to the maintenance of the Fund's expenses.
* Effective July 7, 1997, Scudder Tax Free Money Market Series (formerly known as Managed Tax-Free Fund) was divided into two classes, of which Scudder Tax Free Money Market Managed Shares is one. Shares of the Fund outstanding on such date were redesignated as the Managed Shares of the Fund. The data set forth above reflects the investment performance of the Fund prior to such redesignation.

Scudder Managed Shares/Tax Free Money Market Series

The following table includes selected data for a share of the Institutional Shares class outstanding throughout the period and other performance information derived from the financial statements.

Institutional Shares

                                                                                          For the Period
                                                                                          August 4, 1997
                                                                                           (commencement
                                                                                            of sale of
                                                                                           Institutional
                                                                                            Shares) to
                                                                                         December 31, 1997
------------------------------------------------------------------------------------------------------------
                                                                                         -------------------
Net asset value, beginning of period ............................................             $1.000
                                                                                         -------------------
Net investment income ...........................................................              0.014
Distributions from net income ...................................................             (0.014)
                                                                                         -------------------
Net asset value, end of period ..................................................             $1.000
                                                                                         -------------------
------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ............................................................               1.40**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ..........................................                 94
Ratio of operating expenses, net to average daily net assets (%) ................                .37*
Ratio of operating expenses before expense reductions, to average daily net
   assets (%) ...................................................................                .46*
Ratio of net investment income to average daily net assets (%) ..................               3.36*

(a)   Total return is higher due to maintenance of the Fund's expenses.
*     Annualized
**    Not annualized

Scudder Managed Shares/Government Money Market Series
Financial Highlights

The following table includes selected data for a share of the Managed Shares class outstanding throughout each period and other performance information derived from the financial statements.

Managed Shares*

                                                           Years Ended December 31,
                                1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of ----------------------------------------------------------------------------------------
   period ...................  $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                              ----------------------------------------------------------------------------------------
Net investment income .......    .049     .048     .054     .037     .026     .035     .056     .075     .084     .069
Distributions from net
   investment
   income ...................   (.049)   (.048)   (.054)   (.037)   (.026)   (.035)   (.056)   (.075)   (.084)   (.069)
Net asset value, end of       ----------------------------------------------------------------------------------------
   period ...................  $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                              ----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ........    5.02     4.91     5.49     3.75     2.68     3.51     5.65     7.73     8.81     7.13
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) .............      29       28       50       69       92      151       87       82       64      409
Ratio of operating expenses,
   net to average daily net
   assets (%) ...............     .55      .55      .55      .55      .55      .55      .55      .73      .75      .69
Ratio of operating expenses
   before expense reductions,
   to average daily net
   assets (%) ...............     .84      .77      .86      .84      .77      .76      .80      .80      .80      .69
Ratio of net investment
   income to average daily
   net assets (%) ...........    4.93     4.81     5.36     3.61     2.65     3.39     5.54     7.48     8.42     6.83

(a) Total returns are higher, for the periods indicated, due to maintenance of the Fund's expenses, except for the year ended December 31, 1988.
* Effective July 7, 1997, Scudder Government Money Market Series (formerly known as the Managed Government Securities Fund) was divided into two classes, of which Scudder Government Money Market Managed Shares is one. Shares of the Fund outstanding on such date were redesignated as the Managed Shares of the Fund. The data set forth above reflects the investment performance of the Fund prior to such redesignation.

Scudder Managed Shares/Government Money Market Series

The following table includes selected data for a share of the Institutional Shares class outstanding throughout the period and other performance information derived from the financial statements.

Institutional Shares

                                                                                          For the Period
                                                                                          August 4, 1997
                                                                                           (commencement
                                                                                            of sale of
                                                                                           Institutional
                                                                                            Shares) to
                                                                                         December 31, 1997
------------------------------------------------------------------------------------------------------------
                                                                                         -------------------
Net asset value, beginning of period ............................................             $1.000
                                                                                         -------------------
Net investment income ...........................................................               .022
Distributions from net investment income ........................................              (.022)
                                                                                         -------------------
Net asset value, end of period ..................................................             $1.000
                                                                                         -------------------
------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ............................................................               2.17**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ..........................................                 54
Ratio of operating expenses, net to average daily net assets (%) ................                .31*
Ratio of operating expenses before expense reductions, to average daily net
   assets (%) ...................................................................                .46*
Ratio of net investment income to average daily net assets (%) ..................               5.21*

(a)   Total return is higher due to maintenance of the Fund's expenses.
*     Annualized
**    Not annualized

Scudder Managed Shares

Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Fund, Inc. (the "Company") is an open-end diversified management investment company comprised of three diversified money market portfolios:
Scudder Money Market Series (formerly known as Managed Cash Fund), Scudder Tax Free Money Market Series (formerly known as Managed Tax Free Fund), and Scudder Government Money Market Series (formerly known as Managed Government Securities
Fund) (collectively, the "Funds"). The Board of Directors of the Company has approved a multi-class system for each Fund effective July 7, 1997, such that Scudder Tax Free Money Market Series and Scudder Government Money Market Series may offer two classes of shares, Institutional Class and Managed Class and Scudder Money Market Series may offer three classes of shares, Institutional Class, Managed Class and Premium Money Market Class.

Security Valuation. Each of the Funds values its investments using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market.

Federal Income Taxes. The Company's policy is to qualify each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable and tax-exempt income, including any realized net capital gains, to shareholders. Therefore, no Federal income tax provision is required.

Dividends Dividends from net investment income are declared each business day to shareholders of record that day for payment on the first business day of the following month.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the repurchase price.

Other Investment transactions are recorded on trade dates. Interest income, including the accretion or amortization of discount or premium, is recorded on the accrual basis. Discounts or premiums on securities purchased are accreted or amortized, respectively, on a straight line basis over the life of the respective securities. Distributions to shareholders are recorded on the ex-dividend dates.

                               B. Related Parties

Effective December 31, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") and The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. As a result of the transaction, Scudder changed its name to Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Adviser"). The transaction between Scudder and Zurich resulted in the termination of the Company's Investment Management Agreement with Scudder. However, a new Investment Management Agreement (the "Management Agreement") between the Company and Scudder Kemper was approved by the Company's Board of Directors and by the Company's Shareholders. The Management Agreement, which is effective December 31, 1997, is the same in all material respects as the corresponding previous Investment Management Agreement, except that Scudder Kemper is the new investment adviser to the Company.

The Company retains Scudder Kemper as investment manager for the Funds, pursuant to investment advisory agreements between Scudder Kemper and the Company on behalf of each such Fund. For the period January 1, 1997 through July 7, 1997, the Adviser received an investment management fee from each Fund at an annual rate of 0.40% for the first $1.5 billion of average daily net assets and 0.35% of such assets in excess of $1.5 billion. Through July 7, 1997, the Adviser agreed to waive a portion of its investment management fee for each of the Money Market Series and the Government Money Market Series to the extent necessary so that annualized expenses of each Fund would not exceed 0.55% of average daily net assets. Effective July 7, 1997, the Adviser receives an investment management fee at an annual rate of 0.25% of average daily net assets for each Fund. For the period July 7, 1997 to December 31, 1997, the Adviser has agreed to waive a portion of its investment management fee for each of the Money Market Series, Tax Free Money Market Series, and Government Money Market Series to the extent necessary so that the total annualized investment management fee of each Fund does not exceed 0.20%, 0.15%, and 0.10%, respectively.

For the year ended December 31, 1997, the Adviser did not impose fees of $374,936, $69,182, and $129,520 and did impose fees of $1,301,440, $337,288, and
$11,942, of which $123,101, $11,560, and $66,141, remain unpaid, for the Money
Market Series, Tax Free Money Market Series, and Government Money Market Series, respectively.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Funds. Each class of the Funds has entered into a Transfer Agency and Service Agreement with SSC. SSC receives account fees that vary according to the account size and type of account of the shareholders of the respective classes. For the year ended December 31, 1997 the following amounts were charged:

                                                                      Government
                                                   Tax Free             Money
                            Money Market         Money Market           Market
                               Series                Series             Series

      Managed Class          $  192,796           $   32,322          $   43,655

      Institutional Class        23,214               23,214              23,214

      Premium Class              60,124                   --                  --
                             ----------           ----------          ----------
                             $  276,134           $   55,536          $   66,869
                             ==========           ==========          ==========

Each of the Funds has special arrangements with certain banks, institutions and other persons under which they receive compensation from the Funds and the Adviser for performing shareholder servicing functions for their customers who own shares in the Funds. Effective July 7, 1997, the Adviser has agreed to reimburse the Funds for amounts payable by the Scudder Managed Class Shares, such that the fees in basis points paid by the class will be no greater than the total transfer agent fee payable to SSC. For the period July 7, 1997 to December 31, 1997, the Adviser's reimbursement payable aggregated $84,364 for the Money Market Series, $51,279 for the Tax Free Money Market Series, and $17,786 for the Government Money Market Series.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records for the Funds. For the year ended December 31, 1997, the amount charged to the Funds by SFAC aggregated $109,482 for the Money Market Series, $56,782 for the Tax Free

Money Market Series, and $51,695 for the Government Money Market Series, of which $12,144, $5,092, and $2,677, respectively, remain unpaid at December 31, 1997.

The Company has a compensation arrangement under which payment of directors' fees may be deferred. Interest is accrued (based on the rate of return earned on the 90 day Treasury Bill as determined at the beginning of each calendar quarter) on the deferred balances and is included in "Directors' fees and expenses." The accumulated balance of deferred directors' fees and interest thereon relating to the Funds constituting the Company aggregated $224,106, an applicable portion of which is included in accrued expenses of each such Fund.

Other. Printing and postage expenses related to preparing and distributing material such as shareholder reports, prospectuses and proxy materials to current shareholders are charged to each class based on number of shareholder accounts. For the year ended December 31, 1997, the following amounts were paid:

                               Money               Tax Free         Government Money
                               Market            Money Market            Market
                               Series               Series               Series
      Managed Class           $   26,866          $    4,782           $    4,782

      Institutional Class          7,749               2,530                2,530

      Premium Class               14,880                  --                   --
                              ----------          ----------           ----------
                              $   49,495          $    7,312           $    7,312
                              ==========          ==========           ==========

Report of Independent Accountants

To the Board of Directors and Shareholders of Scudder Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Government Money Market Series, Money Market Series and Tax Free Money Market Series (each a separate portfolio of Scudder Fund, Inc., hereafter referred to as the "Fund") at December 31, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures when confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


Price Waterhouse LLP
Boston, Massachusetts
February 23, 1998

Tax Information (Unaudited)

The total amount of dividends declared in 1997 by each of the Government Money Market Series Portfolio and Money Market Series Portfolio of Scudder Fund, Inc. are taxable as ordinary dividend income for Federal income tax purposes. None of this amount qualifies for the dividends received deduction available to corporations.

All of the dividends from the Tax Free Money Market Series Portfolio declared in 1997 are exempt from Federal income tax. However, in accordance with the Internal Revenue Code, you are required to report them on your 1997 Federal income tax return.

Although dividend income from the Tax Free Money Market Series Portfolio is exempt from Federal taxation, it may not be exempt from state or local taxation. You should consult your tax advisor as to the state and local tax status of the dividends you received.

                           Stockholder Meeting Results

                               Money Market Series

A Special Meeting of Stockholders (the "Meeting") of the Scudder Money Market Series of Scudder Managed Shares (the "Fund") was held on October 23, 1997, at the offices of Scudder Kemper Investments, Inc. (formerly Scudder, Stevens & Clark, Inc.), 25th Floor, 345 Park Avenue (at 51st Street), New York, New York 10154. The following matters were voted upon by the stockholders (the resulting votes for each matter are presented below).


1. To approve the new Investment Management Agreement between the Fund and Scudder Kemper Investments, Inc.

                                Number of Votes:
                                ----------------

          For           Against          Abstain       Broker Non-Votes*
          ---           -------          -------       -----------------

      175,547,170       411,924          229,520               0


2.    To elect Directors.


                                                 Number of Votes:
                                                 ----------------

              Director                    For                      Withheld
              --------                    ---                      --------

 Dr. Rosita P. Chang                  175,875,670                  312,944

 Edgar R. Fiedler                     175,875,607                  313,007

 Peter B. Freeman                     175,875,607                  313,007

 Dr. J. D. Hammond                    175,875,670                  312,944

 Richard M. Hunt                      175,875,670                  312,944


3. To approve the Board's discretionary authority to convert the Fund to a master/feeder fund structure through a sale or transfer of assets or otherwise.

                                Number of Votes:
                                ----------------

          For           Against           Abstain       Broker Non-Votes*
          ---           -------           -------       -----------------

      172,875,135      1,901,974         1,411,505              0

4. To approve the revision of certain fundamental investment policies.

                                                                            Number of Votes:
                                                                            ----------------

              Fundamental Policies                     For            Against           Abstain       Broker Non-Votes*
              --------------------                     ---            -------           -------       -----------------

       4.1  Diversification                        173,304,153       1,390,710         1,493,751              0

       4.2  Borrowing                              172,888,831       1,806,032         1,493,751              0

       4.3  Senior securities                      173,304,153       1,390,710         1,493,751              0

       4.4  Concentration                          173,287,079       1,407,784         1,493,751              0

       4.5  Underwriting of securities             173,304,153       1,390,710         1,493,751              0

       4.6  Investment in real estate              173,304,153       1,390,710         1,493,751              0

       4.7  Purchase of physical commodities       173,304,153       1,390,710         1,493,751              0

       4.8  Loans                                  173,304,153       1,390,710         1,493,751              0

       4.9  Equity or convertible securities       173,304,153       1,390,710         1,493,751              0

       4.10 Exercising control or management       173,304,153       1,390,710         1,493,751              0

       4.11 Restricted securities                  173,304,153       1,390,710         1,493,751              0

       4.12 10% of total assets in illiquid        173,304,153       1,390,710         1,493,751              0
            securities

       4.13 Purchase on margin or short sales      173,304,153       1,390,710         1,493,751              0

       4.14 Puts, calls, warrants, or options      173,304,153       1,390,710         1,493,751              0

       4.15 Pledging or mortgaging assets          173,304,153       1,390,710         1,493,751              0


5. To ratify the selection of Price Waterhouse LLP as the Fund's independent accountants.

                                 Number of Votes:
                                 ----------------

            For                       Against                    Abstain
            ---                       -------                    -------

        175,617,462                   167,527                    403,625



* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

                           Stockholder Meeting Results

                          Tax Free Money Market Series

A Special Meeting of Stockholders (the "Meeting") of the Scudder Tax Free Money Market Series of Scudder Managed Shares (the "Fund") was held on October 23, 1997, at the offices of Scudder Kemper Investments, Inc. (formerly Scudder, Stevens & Clark, Inc.), 25th Floor, 345 Park Avenue (at 51st Street), New York, New York 10154. The following matters were voted upon by the stockholders (the resulting votes for each matter are presented below).

1. To approve the new Investment Management Agreement between the Fund and Scudder Kemper Investments, Inc.


                                Number of Votes:
                                ----------------

          For          Against           Abstain       Broker Non-Votes*
          ---          -------           -------       -----------------

       57,703,670      147,430            5,963                0

2.    To elect Directors.
                                                Number of Votes:
                                                ----------------

              Director                   For                      Withheld
              --------                   ---                      --------

 Dr. Rosita P. Chang                  57,827,018                   30,045

 Edgar R. Fiedler                     57,827,018                   30,045

 Peter B. Freeman                     57,827,018                   30,045

 Dr. J. D. Hammond                    57,827,018                   30,045

 Richard M. Hunt                      57,827,018                   30,045

3. To approve the Board's discretionary authority to convert the Fund to a master/feeder fund structure through a sale or transfer of assets or otherwise.

                                Number of Votes:
                                ----------------

         For           Against            Abstain      Broker Non-Votes*
         ---           -------            -------      -----------------

      57,376,741       152,725            134,041           193,556

4. To approve the revision of certain fundamental investment policies.


                                                                            Number of Votes:
                                                                            ----------------

              Fundamental Policies                     For            Against           Abstain       Broker Non-Votes*
              --------------------                     ---            -------           -------       -----------------

       4.1  Diversification                        57,185,307         238,898           239,302            193,556

       4.2  Borrowing                              57,185,307         238,898           239,302            193,556

       4.3  Senior securities                      57,185,307         238,898           239,302            193,556

       4.4  Concentration                          57,185,307         238,898           239,302            193,556

       4.5  Underwriting of securities             57,185,307         238,898           239,302            193,556

       4.6  Investment in real estate              57,185,307         238,898           239,302            193,556

       4.7  Purchase of physical commodities       57,185,307         238,898           239,302            193,556

       4.8  Loans                                  57,185,307         238,898           239,302            193,556

       4.9  Equity or convertible securities       57,185,307         238,898           239,302            193,556

       4.10 Exercising control or management       57,185,307         238,898           239,302            193,556

       4.11 Restricted securities                  57,185,307         238,898           239,302            193,556

       4.12 10% of total assets in illiquid        57,185,307         238,898           239,302            193,556
            securities

       4.13 Purchase on margin or short sales      57,185,307         238,898           239,302            193,556

       4.14 Puts, calls, warrants, or options      57,185,307         238,898           239,302            193,556

       4.15 Pledging or mortgaging assets          57,185,307         238,898           239,302            193,556

5. To ratify the selection of Price Waterhouse LLP as the Fund's independent accountants.


                                 Number of Votes:
                                 ----------------

            For                       Against                    Abstain
            ---                       -------                    -------

         57,840,510                      0                        16,553

* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

                          Stockholder Meeting Results

                         Government Money Market Series

A Special Meeting of Stockholders (the "Meeting") of the Scudder Government Money Market Series of Scudder Managed Shares ("the Fund") was held on October 23, 1997, at the offices of Scudder Kemper Investments, Inc. (formerly Scudder, Stevens & Clark, Inc.), 25th Floor, 345 Park Avenue (at 51st Street), New York, New York 10154. The following matters were voted upon by the stockholders (the resulting votes for each matter are presented below).

1. To approve the new Investment Management Agreement between the Fund and Scudder Kemper Investments, Inc.


                                Number of Votes:
                                ----------------

         For           Against            Abstain      Broker Non-Votes*
         ---           -------            -------      -----------------

      12,773,672        52,242             36,096              0

2.    To elect Directors.

                                                   Number of Votes:
                                                   ----------------

              Director                      For                      Withheld
              --------                      ---                      --------

 Dr. Rosita P. Chang                     12,836,307                   25,703

 Edgar R. Fiedler                        12,836,307                   25,703

 Peter B. Freeman                        12,836,307                   25,703

 Dr. J. D. Hammond                       12,836,307                   25,703

 Richard M. Hunt                         12,836,307                   25,703

3. To approve the Board's discretionary authority to convert the Fund to a master/feeder fund structure through a sale or transfer of assets or otherwise.

                                Number of Votes:
                                ----------------

         For           Against           Abstain       Broker Non-Votes*
         ---           -------           -------       -----------------

      12,555,083       239,740            67,187               0

4. To approve the revision of certain fundamental investment policies.


                                                                            Number of Votes:
                                                                            ----------------

              Fundamental Policies                     For            Against           Abstain       Broker Non-Votes*
              --------------------                     ---            -------           -------       -----------------

       4.1  Diversification                        12,568,925         240,623           52,462                0

       4.2  Borrowing                              12,568,925         240,623           52,462                0

       4.3  Senior securities                      12,568,925         230,695           62,390                0

       4.4  Concentration                          12,568,925         230,695           62,390                0

       4.5  Underwriting of securities             12,568,925         230,695           62,390                0

       4.6  Investment in real estate              12,568,925         230,695           62,390                0

       4.7  Purchases of physical commodities      12,568,925         230,695           62,390                0

       4.8  Loans                                  12,568,925         230,695           62,390                0

       4.9  Equity or convertible securities       12,568,925         230,695           62,390                0

       4.10 Exercising control or management       12,568,925         230,695           62,390                0

       4.11 Restricted securities                  12,568,925         230,695           62,390                0

       4.12 10% of total assets in illiquid        12,568,925         230,695           62,390                0
            securities

       4.13 Purchase on margin or short sales      12,568,925         230,695           62,390                0

       4.14 Puts, calls, warrants, or options      12,568,925         230,695           62,390                0

       4.15 Pledging or mortgaging assets          12,568,925         230,695           62,390                0

5. To ratify the selection of Price Waterhouse LLP as the Fund's independent accountants.


                                 Number of Votes:
                                 ----------------

            For                       Against                    Abstain
            ---                       -------                    -------

         12,725,878                     516                      135,616

* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

                                    This Page
                                  Intentionally
                                   Left Blank

About the Fund's Adviser

Scudder Kemper Investments, Inc., is one of the largest and most experienced investment management organizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded 79 years ago as one of the nation's first investment counsel organizations, joined the Zurich Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Group. The Zurich Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.



This information must be preceded or accompanied by a current prospectus.


Portfolio changes should not be considered recommendations for action by individual investors.



SCUDDER (logo)

                                     Scudder
                              Institutional Shares

                           Scudder Money Market Series
                      Scudder Tax Free Money Market Series
                     Scudder Government Money Market Series

                    345 Park Avenue, New York, New York 10154
                                 (800) 854-8525

    Investment Manager
    Scudder Kemper Investments, Inc.
    345 Park Avenue
    New York, New York 10154

    Distributor
    Scudder Investor Services, Inc.
    Two International Place
    Boston, Massachusetts 02110

    Custodian
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

    Fund Accounting Agent
    Scudder Fund Accounting Corporation
    Two International Place
    Boston, Massachusetts 02110

    Transfer Agent and
    Dividend Disbursing Agent
    Scudder Service Corporation
    P.O. Box 9242
    Boston, Massachusetts 02205

    Legal Counsel
    Dechert Price & Rhoads
    Boston, Massachusetts 02109
                                -----------------

    Scudder Institutional Shares are not insured or guaranteed by the U.S. Government. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there can be no assurance that the stable net asset value will be maintained.

    This report is for the information of the shareholders. Its use in connection with any offering of the Company's shares is authorized only in case of a concurrent or prior delivery of the Company's current prospectus.



                                     Scudder
                              Institutional Shares



                                  Scudder Money
                                  Market Series


                             Scudder Tax Free Money
                                  Market Series


                               Scudder Government
                               Money Market Series



















                                  Annual Report
                                December 31, 1997

Board of Directors

DR. ROSITA P. CHANG                Director; Professor of Finance, University of Rhode Island

EDGAR R. FIEDLER(1) (2) (3)        Director; Senior Fellow and Economic Counsellor, The Conference
                                   Board, Inc.

PETER B. FREEMAN(2) (3)            Director; Corporate Director and Trustee

DR. J. D. HAMMOND                  Director; Dean, Smeal College of Business Administration,
                                   Pennsylvania State University

RICHARD M. HUNT                    Director; University Marshal and Senior Lecturer, Harvard University

DANIEL PIERCE(1)                   President

                                   (1)Member of Executive Committee
                                   (2)Member of Nominating Committee
                                   (3)Member of Audit Committee


--------------------------------------------------------------------------------
Officers

DANIEL PIERCE                      President

K. SUE COTE                        Vice President

JERARD K. HARTMAN                  Vice President

THOMAS W. JOSEPH                   Vice President and Assistant Secretary

THOMAS F. McDONOUGH                Vice President and Secretary

KATHRYN L. QUIRK                   Vice President

DAVID B. WINES                     Vice President

Dear Shareholder:

     Scudder Institutional Shares is a class of shares in three different money market mutual fund portfolios: Scudder Money Market Series, Scudder Government Money Market Series, and Scudder Tax Free Money Market Series. Each of these money market portfolios seeks to provide a high level of current income while preserving capital and maintaining liquidity.

     All three portfolios seek to maintain a net asset value of $1.00, and have done so since their inception. (There is no guarantee, of course, that each will maintain stable net asset values.)

     Please see the following pages for financial statements as of December 31, 1997, as well as a list of each portfolio's investments.

     If you have questions concerning any series of Scudder Institutional Shares, please call toll free (800) 854-8525 from any continental state.

                                                       /s/Daniel Pierce
                                                          Daniel Pierce
                                                               Chairman

Scudder Institutional Shares/Money Market Series
Investment Portfolio
December 31, 1997

                                                                                             Principal              Value ($)
                                                                                            Amount ($)              (Note A)
------------------------------------------------------------------------------------------------------------------------------

Repurchase Agreements 21.6%
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with Donaldson, Lufkin & Jenrette dated 12/31/97 at 6.5%, to be repurchased at $100,036,111 on 1/2/98, collateralized by a $50,000,000
  U.S. Treasury Note, 6.75%, 5/31/99 and a $48,878,000 U.S. Treasury Note,
  6.25%, 3/31/99 ........................................................................    100,000,000           100,000,000
Repurchase Agreement with Salomon Brothers dated 12/31/97 at 6.7%, to be repurchased at $75,027,917 on 1/2/98, collateralized by $79,830,000 U.S.
  Treasury Bills, 10/15/98 ..............................................................     75,000,000            75,000,000
Repurchase Agreement with State Street Bank and Trust Company dated 12/31/97 at 6%, to be repurchased at $49,586,523 on 1/2/98, collateralized by a
  $39,610,000 U.S. Treasury Bond, 8.125%, 8/15/19 .......................................     49,570,000            49,570,000
------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $224,570,000)                                                                    224,570,000
------------------------------------------------------------------------------------------------------------------------------

Commercial Paper 42.0%
------------------------------------------------------------------------------------------------------------------------------
AVCO Financial, 1/14/98 .................................................................     10,000,000             9,980,139
American General Finance Corp., 5.812%, 3/18/98 .........................................     40,000,000            40,000,000
Associates Corp NA, 3/24/98 .............................................................     40,000,000            39,482,489
Bank of Montreal, 1/22/98 ...............................................................     30,000,000            29,903,663
Bank of Nova Scotia, 2/3/98 .............................................................     25,000,000            24,872,469
Bankers Trust, 5.97%, 8/28/98 ...........................................................     10,000,000             9,998,436
Barclay's Bank PLC BA, 2/9/98 ...........................................................      8,000,000             7,952,247
Bell Atlantic Financial Services, 1/27/98 ...............................................     40,000,000            39,831,000
Ciesco, L.P., 2/23/98 ...................................................................     20,000,000            19,833,639
Corporate Asset Fund, 1/14/98 ...........................................................     20,000,000            19,959,700
Dai Ichi Kangyo Bank, 1/27/98 ...........................................................     10,000,000             9,959,700
Dai Ichi Kangyo NY Bank, 1/28/98 ........................................................     19,000,000            18,919,060
FCAR Owner Trust I, 1/5/98 ..............................................................     20,000,000            19,987,511
Ford Credit Receivables, 1/27/98 ........................................................     10,000,000             9,960,206
Ford Motor Credit Co.,1/6/98 ............................................................     10,000,000             9,992,194
General Electric Capital Corp., 4/15/98 .................................................     20,000,000            19,673,556
General Electric Capital, 1/8/98 ........................................................     20,000,000            19,978,611
New Center Asset Trust, 2/18/98 .........................................................     10,000,000             9,924,000
New Center Asset Trust, 2/25/98 .........................................................     20,000,000            19,830,722
Prudential Funding, 3/26/98 .............................................................     20,000,000            19,741,933
Public Service Co. of Colorado, 1/15/98 .................................................      8,000,000             7,982,329
Republic of New York, 1/6/98 ............................................................     20,000,000            19,984,618

    The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares/Money Market Series

                                                                                             Principal              Value ($)
                                                                                            Amount ($)              (Note A)
------------------------------------------------------------------------------------------------------------------------------
Royal Bank Canada,  2/11/98 .............................................................      8,900,000             8,844,150
------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost $436,592,372)                                                                         436,592,372
------------------------------------------------------------------------------------------------------------------------------

Certificates of Deposit 22.4%
------------------------------------------------------------------------------------------------------------------------------
Bank of America, 5.95%, 10/22/98 ........................................................     10,000,000             9,996,151
Bank of Nova Scotia, 5.793%, 10/1/98 ....................................................     10,000,000             9,994,453
Bank of Nova Scotia, 5.715%, 10/30/98 ...................................................     10,000,000             9,991,384
Bankers Trust Company, 6.24%, 4/2/98 ....................................................      4,500,000             4,503,400
Banque National de Paris, 5.89%, 9/10/98 ................................................     15,000,000            14,999,537
Banque National de Paris, 5.9%, 10/21/98 ................................................     15,000,000            15,009,692
Canadian Imperial, 5.81%, 3/11/98 .......................................................     25,000,000            25,001,889
Daichi Kangyo Bank, 5.78%, 1/27/98 ......................................................     10,000,000            10,000,563
First National Bank of Boston, 5.61%, 1/5/98 ............................................     25,000,000            25,000,000
Lasalle National Bank, 5.91%, 8/12/98 ...................................................     10,000,000            10,001,169
Morgan Guaranty Trust Co., 5.87%, 8/6/98 ................................................     20,000,000            19,998,644
National Westminster Bank, 5.855%, 8/7/98 ...............................................     20,000,000            19,997,143
Societe Generale, 5.75%, 1/5/98 .........................................................     20,000,000            19,999,754
Societe Generale, 5.8%, 1/29/98 .........................................................     19,000,000            19,000,000
Societe Generale, 5.91%, 9/4/98 .........................................................     10,000,000             9,998,396
Sumitomo Bank Ltd., 5.63%, 1/8/98 .......................................................      9,000,000             9,000,017
------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (Cost $232,492,192)                                                                  232,492,192
------------------------------------------------------------------------------------------------------------------------------

U. S. Government Agency Obligations 1.4%
------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc., 5.51%, 3/14/98*
  (Cost $14,981,673) ....................................................................     15,000,000            14,981,673

Short-Term Notes 12.6%
------------------------------------------------------------------------------------------------------------------------------
American Express Centurion Bank, 5.6419%, 1/24/98* ......................................     10,000,000            10,000,000
Bank of America NT&SA, 5.87%, 1/5/98 ....................................................     15,000,000            15,000,317
Bank One, Columbus, N.A., 5.50%, 1/6/98* ................................................     20,000,000            19,995,660
Bankers Trust Co. Medium Term Note, 5.71%, 1/1/98* ......................................     25,000,000            24,999,389
First National Bank of Maryland, 5.95%, 10/22/98 ........................................     14,850,000            14,857,587
IBM Credit Corp, 5.9%, 2/15/98 ..........................................................     10,000,000            10,022,812
Lockheed Martin Corp., 6.625%, 6/15/98 ..................................................      8,000,000             8,025,859

    The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares/Money Market Series

                                                                                             Principal              Value ($)
                                                                                            Amount ($)              (Note A)
------------------------------------------------------------------------------------------------------------------------------
MMR Funding I, 5.18%, 1/1/98* ...........................................................      5,500,000             5,500,000
Student Loan Marketing Assoc., 5.619%, 1/6/98* ..........................................     22,400,000            22,398,187
------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Notes (Cost $130,799,811)                                                                         130,799,811
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $1,039,436,048) (a)                                                   1,039,436,048
------------------------------------------------------------------------------------------------------------------------------

(a)   Cost for federal income tax purposes is $1,039,436,048.

*     Floating rate security; date shown is next interest rate change.

    The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares/Tax Free Money Market Series
Investment Portfolio
December 31, 1997

                                                                                                    Credit
                                                                                  Principal       Rating (b)        Value ($)
                                                                                 Amount ($)       (Unaudited)       (Note A)
------------------------------------------------------------------------------------------------------------------------------

Short-Term Municipal Investments 100.0%
------------------------------------------------------------------------------------------------------------------------------
Alabama
Stevenson, AL, Industrial Development Board, Daily Demand Note, 5%, 11/1/16 ....  1,000,000          A1+             1,000,000

Alaska
Alaska Housing Finance Corp., General Mortgage Revenue, Series 1991-A, Weekly
  Demand Note, 3.8%, 6/1/26 ....................................................  3,000,000          A1+             3,000,000
Valdez, AK, Marine Terminal Revenue, ARCO Transportation Alaska, Inc. Project,
  Series 1994, TECP, 3.75%, 2/17/98 ............................................  2,000,000          MIG1            2,000,000
Valdez, AK, Marine Terminal Revenue, Exxon Pipeline Project B, Daily Demand
  Note, 5%, 12/1/33 ............................................................  2,700,000          A1+             2,700,000
Valdez, AK, Marine Terminal Revenue, Series 1993 A, Daily Demand Note, 5%,
  12/1/33 ......................................................................  4,500,000          A1+             4,500,000

Arizona
Apache County, AZ, Industrial Development Revenue Tuscan Electric Co.,
  Springerville Project, Series 1985 A, Weekly Demand Note, 3.75%, 12/1/20 .....    500,000          A1+               500,000
Maricopa County, AZ, Pollution Control Authority, Daily Demand Note,
  4.8%, 5/1/29 .................................................................    800,000          A1+               800,000
Maricopa County, AZ, Pollution Control Authority, Palos Verde Project, Series
  1985 F, TECP, 3.8%, 1/20/98 ..................................................  2,100,000          A1              2,100,000
Pima County Industrial Development Authority, Series 1985, SFE Technologies,
  Weekly Demand Note, 4.65%, 12/1/05 ...........................................  1,500,000          VMIG1           1,500,000
Pinal County, AZ, Pollution Control Revenue, Magma Copper, Series 1984, Daily
  Demand Note, 4.95%, 12/1/09 ..................................................  2,600,000          A1+             2,600,000
Scottsdale, AZ, Industrial Development Authority, Hospital Revenue, Scottsdale
  Hospital, Weekly Demand Note, 3.65%, 9/1/22 ..................................  3,000,000          A1+             3,000,000

California
City of Riverside, CA, Countrywood Apartments, Multi-Family Revenue,
  Series 1985 D, Weekly Demand Bonds, 4.25%, 11/1/30 ...........................  1,500,000          A1              1,500,000
Corona Multi-Family Housing Revenue, Weekly Demand Note, 4.25%, 2/1/05 .........  1,900,000          A1              1,900,000
Huntington Beach, CA, Multi-Family Housing Revenue, River Meadows Apartments,
  Series B, Weekly Demand Bonds, 3.8%, 12/1/05 .................................  4,800,000          A1+             4,800,000
Kern County, CA, Board of Education, Tax and Revenue Anticipation Notes,
   Series 1998, 4.5%, 7/7/98 ...................................................  2,000,000          SP1+            2,006,077
Los Angeles County, CA, Tax and Revenue Anticipation Notes, Series
  1997 A, 4.5%, 6/30/98 ........................................................  9,000,000          SP1+            9,032,538

    The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares/Tax Free Money Market Series

                                                                                                    Credit
                                                                                  Principal       Rating (b)        Value ($)
                                                                                 Amount ($)       (Unaudited)       (Note A)
------------------------------------------------------------------------------------------------------------------------------
San Marcos, CA, Redevelopment Agency, Multi-Family Rental Housing Agency,
  Weekly Demand Bonds, 4.25%, 6/1/05 ...........................................  1,900,000          A1              1,900,000

Colorado
Clear Creek County, CO, Colorado Counties Financing Program, Series 1988,
  Weekly Demand Note, 3.65%, 6/1/98 ............................................     60,000          A1+                60,000
Moffat County, Colorado Pollution Control, Pacific Projects, Daily Demand Note,
  5.1%, 5/1/13 .................................................................  2,650,000          VMIG1           2,650,000

Connecticut
Hartford Redevelopment Agency, Underwood Towers Project, Weekly Demand Note,
  3.95%, 6/1/20 ................................................................  2,000,000          A1+             2,000,000

District Of Columbia
District of Columbia, General Obligation, Series B1, Daily Demand Note, 4.99%,
  6/1/03 .......................................................................  9,500,000          A1+             9,500,000
District of Columbia, Transportation Authority, 4.5%, 9/30/98 ..................  1,500,000          SP1+            1,506,770

Florida
Dade County, FL, Water and Sewer System Revenue, Series 1994, Weekly Demand
  Note, 3.65%, 10/5/22 .........................................................  2,000,000          A1+             2,000,000
Jacksonville, FL, Pollution Control Authority, Floriod Power and Light, TECP,
  3.65%, 2/11/98 ...............................................................  2,000,000          A1              2,000,000
Pinellas, FL, Educational Facilities Authority, Refunding Pooled Loan,
  Series 1985, TECP, 3.75%, 2/23/98 ............................................  2,000,000          A1              2,000,000
University of Northern Florida Capital Improvement Revenue, Weekly Demand Note,
  4.2%, 11/1/24 ................................................................  2,000,000          VMIG1           2,000,000

Georgia
Burke County, GA, Development Authority, Pollution Control Georgia Power,
  Series 1995-2, Weekly Demand Note, 4.8%, 4/1/25 ..............................  6,700,000          VMIG1           6,700,000
Burke County, GA, Development Authority, Pollution Control Revenue, Weekly
  Demand Bonds, 3.65%, 1/1/16 ..................................................  1,200,000          A1+             1,200,000
Burke County, GA, Pollution Control Revenue, Ogelthorpe Power, Vogtle Project,
  Series 1994-A, Weekly Demand Note, 3.65%, 1/1/19 .............................  1,000,000          A1+             1,000,000
DeKalb Private Hospital Authority, Egleston Children's Hospital at Emory
  University, 1994 Series B, Weekly Demand Note, 3.7%, 3/1/24 ..................  1,400,000          A1+             1,400,000
Georgia Pooled Hospitals Equipment Loan Program, Series 1991, Daily
  Demand Note, 4.95%, 3/1/01 ...................................................  1,748,000          A1+             1,748,000
Turner County, GA, Industrial Development Revenue Coats & Clark Inc.
  Series 1984, VRDN, 4.1%, 10/1/98 .............................................    800,000          A1+               800,000

    The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares/Tax Free Money Market Series

                                                                                                    Credit
                                                                                  Principal       Rating (b)        Value ($)
                                                                                 Amount ($)       (Unaudited)       (Note A)
------------------------------------------------------------------------------------------------------------------------------
Idaho
Idaho Health Facilities Authority Revenue, St. Lukes Regional Medical Center
  Project, Series 1995, Daily Demand Note, 5.1%, 5/1/22 ........................  3,820,000          VMIG1           3,820,000
Idaho Tax Anticipation Notes, Series 1997, 4.625%, 6/30/98 .....................  1,000,000          MIG1            1,003,715

Illinois
Chicago, Illinois O'Hare International Airport, General Airport Second Lien,
  Series A, Weekly Demand Note, 3.7%, 1/1/15 ...................................  1,500,000          A1+             1,500,000
Illinois Educational Facilities, Pooled Financing Program, TECP, 3.75%,
  2/25/98 ......................................................................  2,500,000          A1+             2,500,000
Illinois Educational Facilities Authority, University Pooled Finance Program,
  Weekly Demand Note, 3.8%, 12/1/05 ............................................  1,770,000          VMIG1           1,770,000
Illinois Health Facilities Authority, Rush Presbyterian St. Lukes Hospital,
  Series 1989 A, TECP, 3.75%, 3/23/98 ..........................................  1,500,000          A1+             1,500,000

Indiana
Indiana Bond Bank, Advance Funding Notes, Series 1997 A-2, 4.25%, 1/21/98 ......  1,000,000          MIG1            1,000,291

Iowa
Iowa Schools, Cash Anticipation Program, Series 1997 A, 4.5%, 6/26/98 ..........  2,000,000          SP1+            2,005,798

Kansas
Burlington, KS, Power and Light Pollution Control Revenue, TECP, 3.75%,
  3/3/98 .......................................................................  2,000,000          A1              2,000,000

Kentucky
Mayfield, KY, Multi-City Lease Revenue Kentucky League of Cities Funding Trust,
  Weekly Demand Note, Series 1996, 3.9%, 7/1/26 ................................  2,000,000          VMIG1           2,000,000

Louisiana
Louisiana Public Facilities Authority Hospital Revenue, Willis Knighton Medical
  Center, Weekly Demand Note, 3.7%, 9/1/25 .....................................  3,000,000          VMIG1           3,000,000
West Baton Rouge, Louisiana Industrial District #3, Series 1987, TECP, 3.8%,
  1/21/98 ......................................................................  1,400,000          P1              1,400,000

Massachusetts
Massachusetts Bay Transportation Authority, Series 1997 B, 4.5%, 9/4/98 ........  2,000,000          MIG2            2,008,169
Massachusetts Health & Educational Facilities Authority, Series D, Weekly
  Demand Note, 5%, 1/1/35 ......................................................  6,800,000          A1+             6,800,000

Minnesota
Southern Minnesota Municipal Power Agency, Power Supply System, TECP,
  Series B, 3.7%, 3/11/98 ......................................................    800,000          P1                800,000

Missouri
Columbia, MO, Special Obligation, Weekly Demand Note, 3.7%, 6/1/08 .............  2,700,000          VMIG1           2,700,000

    The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares/Tax Free Money Market Series

                                                                                                    Credit
                                                                                  Principal       Rating (b)        Value ($)
                                                                                 Amount ($)       (Unaudited)       (Note A)
------------------------------------------------------------------------------------------------------------------------------
Missouri Health & Educational Facilities Authority, VRDN, 5%, 9/1/30 ...........  5,000,000          VMIG1           5,000,000
St. Louis County, MO, Industrial Development Authority, Kirkwood Project,
  Series 1985, Weekly Demand Note, 4.275%, 12/1/15 .............................  1,000,000          P1              1,000,000

Montana
Montana State, Tax and Revenue Anticipation Notes, Series 1997 C, 4.5%,
  6/30/98 ......................................................................  1,500,000          SP1+            1,504,897

Nebraska
Nebraska Public Power District (All Districts), Series 1996, TECP, 3.7%,
  3/10/98 ......................................................................  2,060,000          P1              2,060,000

New Mexico
Albuquerque, NM, Gross Receipts/Lodgers Tax, Series 1991, Weekly Demand Note,
  3.7%, 7/1/22 .................................................................  2,000,000          A1+             2,000,000
Belen Industrial Revenue Refunding Bond, United Desiccants Project, Weekly
  Demand Note, 4%, 4/1/00 ......................................................    700,000          SK                700,000

New York
Municipal Assistance Corp for New York City, Series K1, Weekly Demand Note,
  3.55%, 7/1/08 ................................................................  1,000,000          A1+             1,000,000
New York City, NY, General Obligation Unlimited, Daily Demand Note, 5%,
  8/15/05 ......................................................................  7,100,000          A1+             7,100,000
New York City, NY, Municipal Water Finance Authority, Series C, Daily Demand
  Note, 5.1%, 6/15/23 ..........................................................  5,000,000          VMIG1           5,000,000
New York State Energy Research & Development Authority, Pollution Control
  Revenue, Orange & Rockland Utilities Project, Weekly Demand Note, 3.55%,
  8/1/15 .......................................................................  1,000,000          VMIG1           1,000,000
Suffolk County, NY, TAN, 4.25%, 8/13/98 ........................................  8,000,000          SP1+            8,030,240

North Carolina
North Carolina Medical Care Common Hospital Revenues, Series 1985, Weekly
  Demand Note, 3.75%, 12/1/25 ..................................................  8,100,000          A1+             8,100,000

North Dakota
Grand Forks, ND, Hospital Facilities Revenue, Daily Demand Note, 5.1%,
  12/1/16 ......................................................................  2,400,000          VMIG1           2,400,000

Ohio
Cuyahoga County, OH, Health & Education, University Hospital of Cleveland,
  Daily Demand Note, 5.2%, 1/1/16 ..............................................  3,800,000          VMIG1           3,800,000
Ohio State, Air Quality Development Authority Revenue Cincinnati Gas and
  Electric, Daily Demand Note, 5%, 9/1/30 ......................................  2,400,000          A1+             2,400,000
Ohio State University Revenue, General Receipts Bonds, Weekly Variable Rate
  Demand Bond, Series 1986 B, 4.05%, 12/1/06 ...................................  2,900,000          A1+             2,900,000

    The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares/Tax Free Money Market Series

                                                                                                    Credit
                                                                                  Principal       Rating (b)        Value ($)
                                                                                 Amount ($)       (Unaudited)       (Note A)
------------------------------------------------------------------------------------------------------------------------------
Oregon
Oregon General Obligation, Series 1973-G, Weekly Demand Note, 3.65%, 12/1/18 ...  1,900,000          VMIG1           1,900,000

Pennsylvania
Delaware Valley, PA, Regional Finance Authority, Weekly Demand Note, 3.65%,
  12/1/20 ......................................................................  1,600,000          VMIG1           1,600,000
Elk County Pennsylvania Industrial Development Authority, Series 1989, VRDN,
  4.415%, 3/1/04 ...............................................................  1,750,000          SK              1,750,000
Emmaus, PA, General Authority Local Government, Revenue Bond Pool Program,
  Weekly Demand Note, 3.8%, 3/1/24 .............................................  1,000,000          A1+             1,000,000
Philadelphia, PA, Tax and Revenue Anticipation Note, Series 1997A, 4.5%,
  6/30/98 ......................................................................  2,000,000          MIG1            2,004,741
Philadelphia, PA, School District, Tax and Revenue Anticipation Notes,
  Series 1993A, 4.5%, 7/1/98 ...................................................  2,000,000          SK              2,005,939
Temple University of the Commonwealth, PA, Higher Education, Series 1997,
  4.75%, 5/18/98 ...............................................................  2,000,000          SP1+            2,006,135

South Carolina
South Carolina Public Service Authority Revenue, Weekly Demand Note, 4.25%,
  1/1/23 .......................................................................  2,000,000          A1+             2,000,000

Tennessee
Clarksville, TN, Public Building Authority Pooled Financing, Series 1990,
  Weekly Demand Note, 3.65%, 7/1/13 ............................................  2,585,000          VMIG1           2,585,000
Franklin, TN, Industrial Development Revenue, Franklin Oaks Apartments, Weekly
  Demand Note, Series 1985, 4.15%, 12/15/21 ....................................  5,500,000          VMIG1           5,500,000
Metropolitan Nashville Airport Authority, TN, Special Facilities Revenue,
  American Airlines, Variable Rate Demand Note, 5%, 10/1/12 ....................  1,500,000          A1+             1,500,000

Texas
Austin, TX, Utility Systems Revenue, TECP, 3.75%, 3/24/98 ......................  3,000,000          A1+             3,000,000
Grapevine, TX, Industrial Development Authority Corp., Series B1, Daily Demand
  Note, 5%, 12/1/24 ............................................................    600,000          P1                600,000
Harris County, TX, Health Facilities Authority, St. Lukes, Daily Demand Note,
  5%, 2/15/27 .................................................................. 10,000,000          A1+            10,000,000
Harris County, TX, Pollution Control Revenue (Exxon Project) 1984 Series A,
  Daily Demand Note, 5%, 3/1/24 ................................................  1,900,000          A1+             1,900,000
Harris County, TX, Tax Anticipation Note, Series 1997, 4.25%, 2/27/98 ..........  1,000,000          MIG1            1,000,808
Lone Star, TX, Airport Improvement Authority, Daily Demand Note, Series
  1995 A-3, 5%, 12/1/14 ........................................................  1,300,000          VMIG1           1,300,000

    The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares/Tax Free Money Market Series

                                                                                                    Credit
                                                                                  Principal       Rating (b)        Value ($)
                                                                                 Amount ($)       (Unaudited)       (Note A)
------------------------------------------------------------------------------------------------------------------------------
Port Development Corp., TX, Marine Terminal Refunding Revenue, Stolt Terminals,
  Series 1989, Weekly Demand Note, 3.7%, 1/15/14 ...............................  1,500,000          A+              1,500,000
San Antonio, TX, Electric & Gas City Public Services, TECP, 3.75%, 1/14/98 .....  1,500,000          P1              1,499,929
San Antonio, TX, Electric & Gas Public Services, Variable Rate Note, 3.8%,
  2/1/20 .......................................................................  2,700,000          A1+             2,700,000
San Antonio, TX, Industrial Development Authority, River Center Associates
  Project, Weekly Demand Note, 4.25%, 12/1/12 ..................................  2,800,000          SK              2,800,000
State of Texas, General Obligation, Veterans Housing Assistance Refunding
  Bonds, Series 1995, Weekly Demand Note, 3.65%, 12/1/16 .......................  2,400,000          A1+             2,400,000
State of Texas, Tax and Revenue Anticipation Note, Series 1998A, 4.75%,
  8/31/98 ...................................................................... 10,000,000          MIG1           10,063,440
Texas State Water Development Board, Weekly Demand Note, 4.9%, 3/1/15 ..........  7,900,000          A1+             7,900,000

Utah
Intermountain Power Agency, Power Supply Revenue Bonds, Series 1985F, TECP,
  3.7%, 2/11/98 ................................................................  1,700,000          A1+             1,700,000
Salt Lake City, UT, Pollution Control Revenue, British Petroleum Station
  Project, Series 1994 B, Daily Demand Note, 4.9%, 8/1/07 ......................  4,000,000          P1              4,000,000
State of Utah, General Obligation, Highway, TECP, Series 1997 B, 3.75%,
  2/4/98 .......................................................................  2,000,000          A1+             2,000,000

Vermont
Vermont Industrial Development Authority, Mount Snow, Limited Series 1904,
  VRDN, 4.415%, 4/1/99 .........................................................    435,000          SK                435,000
Vermont Industrial Development, Vermont Marble Company, Series 1984, VRDN,
  4.415%, 12/1/04 ..............................................................  3,575,000          SK              3,575,000
Vermont Student Assistance Corporation, Student Loan Revenue, VRDN, 3.8%,
  1/1/04 .......................................................................  4,915,000          VMIG1           4,915,000

Washington
State of Washington Various Purpose General Obligation, Series 1996 B, Weekly
  Demand Note, 3.6%, 6/1/20 ....................................................  2,400,000          A1+             2,400,000
Washington Healthcare Facilities Authority Revenue, Fred Hutchinson Cancer
  Center, Variable Rate Demand Note, Series 1996, 5.1%, 1/1/23 .................  7,800,000          VMIG1           7,800,000
Washington Motor Vehicle Fuel Tax, General Obligation, Series 1996, 5%,
  7/1/98 .......................................................................  1,000,000          SK              1,005,610
Washington Public Power Supply System, Projects #1 and #3, Refunding Revenue,
  Series 1993-1A1, Weekly Demand Note, 3.75%, 7/1/18 ...........................  1,475,000          VMIG1           1,475,000
Washington State Public Power Supply System, Nuclear Project #1, 1993
  Series 1A-1, Weekly Demand Note, 3.65%, 7/1/17 ...............................  4,700,000          A1              4,700,000

Wisconsin
Wausau, WI, Pollution Control Revenue, Minnesota Mining and Manufacturing,
  Series 1982, Weekly Demand Notes, 4.428%, 8/1/17 .............................    500,000          AAA               500,000

    The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares/Tax Free Money Market Series

                                                                                                    Credit
                                                                                  Principal       Rating (b)        Value ($)
                                                                                 Amount ($)       (Unaudited)       (Note A)
------------------------------------------------------------------------------------------------------------------------------
Wyoming
Uinta County, WY, Pollution Control, Chevron Series 1992, Series Demand Note,
  5%, 12/1/22 ..................................................................  4,500,000          VMIG1           4,500,000
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $280,728,097) (a)                                                       280,728,097
------------------------------------------------------------------------------------------------------------------------------

(a)   Cost for federal income tax purposes was $280,728,097.

(b) Credit ratings (unaudited) shown are either by Moody's Investors Service, Inc., Standard & Poor's Corporation or Scudder Kemper

 Moody's     Standard & Poor's

 P1          A1/A1+                   Commercial paper of the highest quality.

 MIG1
 MIG2        SP1/SP1+                 Short-term tax-exempt instrument of the
                                      best quality with strong protection.

 VMIG1 Short-term tax-exempt variable rate demand instrument of the best quality with strong protection.

 Abbreviations used in the statement:

 TECP  Tax Exempt Commercial Paper     VRDN        Variable Rate Demand Note

 GO    General Obligation              RAN         Revenue Anticipation Note

 TAN   Tax Anticipation Note           TRAN        Tax Revenue Anticipation Note

SK These securities are not rated by either Moody's or Standard & Poor's. Scudder Kemper has determined that these securities are of comparable quality to rated acceptable notes on a cash flow basis and are of appropriate credit for the standards required by the Fund's investment objective.

    The accompanying notes are an integral part of the financial statements.

Scudder Insitutional Shares/Government Money Market Series
Investment Portfolio
December 31, 1997

                                                                                            Principal              Value ($)
                                                                                            Amount ($)              (Note A)
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements 9.6%
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with State Street Bank and Trust Company dated 12/31/97 at 6%,
  to be repurchased at $8,073,690 on 1/2/98, collateralized by a $8,245,000 U.S.                                  ------------
  Treasury Note, 5.625%, 12/31/99 (Cost $8,071,000) .....................................      8,071,000             8,071,000
                                                                                                                  ------------
U.S. Government Agency Obligations 90.4%
------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, Discount Note, 1/7/98 ...........................................      5,000,000             4,995,507
Federal Home Loan Bank, Discount Note, 1/14/98 ..........................................      2,000,000             1,996,078
Federal Home Loan Bank, Discount Note, 2/11/98 ..........................................      5,000,000             4,967,940
Federal Home Loan Bank, Discount Note, 3/6/98 ...........................................      4,000,000             3,961,316
Federal Home Loan Bank, Discount Note, 3/16/98 ..........................................      2,000,000             1,978,047
Federal Home Loan Bank, Discount Note, 4/13/98 ..........................................      2,000,000             1,969,287
Federal Home Loan Bank, Discount Note, 5/1/98 ...........................................      2,000,000             1,963,933
Federal Home Loan Mortgage, Discount Note, 1/30/98 ......................................      4,000,000             3,981,666
Federal Home Loan Mortgage, Discount Note, 2/6/98 .......................................      4,000,000             3,978,119
Federal Home Loan Mortgage, Discount Note, 2/11/98 ......................................      2,000,000             1,987,529
Federal Home Loan Mortgage, Discount Note, with various maturities to 2/27/98 ...........      5,000,000             4,959,902
Federal Home Loan Mortgage, Discount Note, 3/11/98 ......................................      1,000,000               989,439
Federal National Mortgage Assoc., Discount Note, with various maturities to 8/10/98 .....     33,985,000            33,483,615
Federal National Mortgage Assoc., 5.51%, 3/14/98* .......................................      5,000,000             5,000,000
------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (Cost $76,212,378)                                                         76,212,378
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $84,283,378) (a)                                                         84,283,378
------------------------------------------------------------------------------------------------------------------------------

  (a) Cost for federal income tax purposes was $84,283,378.
    * Floating rate security; date shown is next interest rate change.

    The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares
Financial Statements
Statement of Assets and Liabilities
as of December 31, 1997

                                                                                            Tax Free         Government
                                                                            Money             Money             Money
Assets                                                                  Market Series     Market Series     Market Series
---------------------------------------------------------------------------------------------------------------------------
                 Investments, at value (for cost, see accompanying
                   lists of investment portfolios) ................   $1,039,436,048     $ 280,728,097     $  84,283,378
                 Cash .............................................          559,470           152,979             2,867
                 Receivable for Fund shares sold ..................          397,856                --             2,419
                 Receivable for investments sold ..................               --           385,000                --
                 Interest receivable ..............................        6,032,437         1,642,523            14,934
                 Reimbursement due from Adviser ...................           84,364            51,279            17,786
                 Other assets .....................................           44,566            31,271            46,401
                                                                     ----------------  ----------------  ----------------
                 Total assets .....................................    1,046,554,741       282,991,149        84,367,785
Liabilities
---------------------------------------------------------------------------------------------------------------------------
                 Payable for investments purchased ................               --        12,030,240                --
                 Dividends payable ................................        4,544,673           499,189           377,487
                 Accrued management fee ...........................          123,101            11,560            66,141
                 Other payables and accrued expenses ..............          358,252           225,126            54,018
                                                                     ----------------  ----------------  ----------------
                 Total liabilities ................................        5,026,026        12,766,115           497,646
                ---------------------------------------------------- ----------------  ----------------  ----------------
                 Net assets, at value .............................   $1,041,528,715     $ 270,225,034     $  83,870,139
                ---------------------------------------------------- ----------------  ----------------  ----------------
Net Asset Value
---------------------------------------------------------------------------------------------------------------------------
                 Managed Shares:

                   Net assets applicable to shares outstanding ....    $ 368,915,638     $ 176,519,670     $  29,439,077
                   Shares outstanding of capital stock, $.001 par
                     value, 800,000,000, 500,000,000, and
                     1,500,000,000 shares authorized ..............      368,915,638       176,519,670        29,439,077
                   Net Asset Value, offering and redemption price    ----------------  ----------------  ----------------
                     per share (net assets / shares outstanding) ..            $1.00             $1.00             $1.00
                                                                     ----------------  ----------------  ----------------

                 Institutional Shares:

                   Net assets applicable to shares outstanding ....    $ 337,824,146     $  93,705,364     $  54,431,062
                   Shares outstanding of capital stock, $.001 par
                     value, 800,000,000, 500,000,000, and
                     1,500,000,000 shares authorized ..............      337,824,146        93,705,364        54,431,062
                   Net Asset Value, offering and redemption price    ----------------  ----------------  ----------------
                     per share (net assets / shares outstanding) ..            $1.00             $1.00             $1.00
                                                                     ----------------  ----------------  ----------------

                 Premium Money Market Shares:

                   Net assets applicable to shares outstanding ....    $ 334,788,931
                   Shares outstanding of capital stock, $.001 par
                     value, 2,000,000,000 shares authorized .......      334,788,931
                   Net Asset Value, offering and redemption price    ----------------
                     per share (net assets / shares outstanding) ..            $1.00
                                                                     ----------------

    The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares
Financial Statements
Statement of Operations
year ended December 31, 1997

                                                                                            Tax Free         Government
                                                                            Money             Money             Money
Investment Income                                                       Market Series     Market Series     Market Series
-----------------------------------------------------------------------------------------------------------------------------
                 Interest ...........................................  $  31,972,083     $   4,866,249     $   3,380,968
                                                                       ----------------  ----------------  ----------------
                 Expenses:
                 Management fee .....................................      1,676,376           406,470           141,462
                 Shareholder services ...............................        735,033           239,629           121,051
                 Directors' fees and expenses .......................         14,498            14,465            10,463
                 Custodian and accounting fees ......................        145,605            68,147            58,130
                 Reports to shareholders ............................         47,389            11,016             7,312
                 Auditing ...........................................         23,642            20,615            27,915
                 Legal ..............................................         73,167            37,908            27,331
                 Registration fees ..................................         77,718            30,156            28,095
                 Other ..............................................         15,814            45,472            11,612
                                                                       ----------------  ----------------  ----------------
                 Total expenses before reductions ...................      2,809,242           873,878           433,371
                 Expense reductions .................................       (459,300)         (120,461)         (147,306)
                                                                       ----------------  ----------------  ----------------
                 Expenses, net ......................................      2,349,942           753,417           286,065
                -----------------------------------------------------  ----------------  ----------------  ----------------
                 Net investment income                                    29,622,141         4,112,832         3,094,903
                -----------------------------------------------------  ----------------  ----------------  ----------------
                -----------------------------------------------------  ----------------  ----------------  ----------------
                 Net increase in net assets resulting from
                   operations                                          $  29,622,141     $   4,112,832     $   3,094,903
                -----------------------------------------------------  ----------------  ----------------  ----------------

    The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares
Financial Statements
Statements of Changes to Net Assets

Money Market Series

                                                                                Years Ended December 31,
Increase (Decrease) in Net Assets                                                        1997             1996
-----------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income .........................................      $ 29,622,141     $ 18,268,673
                                                                                   ----------------  ----------------
                 Distributions to shareholders from:
                 Net investment income (Managed Shares) ........................       (16,811,273)     (18,268,673)
                                                                                   ----------------  ----------------
                 Net investment income (Institutional Shares) ..................        (8,101,246)              --
                                                                                   ----------------  ----------------
                 Net investment income (Premium Money Market Shares) ...........        (4,709,622)              --
                                                                                   ----------------  ----------------
                 Fund share transactions:
                 Managed Shares:
                 Proceeds from shares sold .....................................     1,604,556,971    2,285,419,535
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions ..............................         7,105,515       10,791,498

                 Cost of shares redeemed .......................................    (1,674,045,123)  (2,236,431,853)
                                                                                   ----------------  ----------------
                 Net increase (decrease) in net assets from Fund share
                    transactions ...............................................       (62,382,637)      59,779,180
                                                                                   ----------------  ----------------
                 Institutional Shares*:
                 Proceeds from shares sold .....................................       697,521,385               --
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions ..............................         1,796,954               --

                 Cost of shares redeemed .......................................      (361,494,193)              --
                                                                                   ----------------  ----------------
                 Net increase (decrease) in net assets from Fund share
                    transactions ...............................................       337,824,146               --
                                                                                   ----------------  ----------------
                 Premium Money Market Shares**:
                 Proceeds from shares sold .....................................       612,133,352               --
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions ..............................         2,900,558               --

                 Cost of shares redeemed .......................................      (280,244,979)              --
                                                                                   ----------------  ----------------
                 Net increase in net assets from Fund share transactions .......       334,788,931               --
                                                                                   ----------------  ----------------
                 Increase (decrease) in net assets .............................       610,230,440       59,779,180
                 Net assets at beginning of period .............................       431,298,275      371,519,095
                                                                                   ----------------  ----------------
                 Net assets at end of period ...................................    $1,041,528,715     $431,298,275
                                                                                   ----------------  ----------------


* For the period August 4, 1997 (commencement of sale of Institutional Shares) to December 31, 1997.

** For the period July 7, 1997 (commencement of sale of Premium Money Market Shares) to December 31, 1997.

    The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares
Financial Statements
Statements of Changes to Net Assets

Tax Free Money Market Series

                                                                                Years Ended December 31,
Increase (Decrease) in Net Assets                                                 1997             1996
-----------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income ..................................     $  4,112,832     $  4,176,664
                                                                             ---------------  ---------------
                 Distributions to shareholders from:
                 Net investment income (Managed Shares) .................       (2,806,394)      (4,176,664)
                                                                             ---------------  ---------------
                 Net investment income (Institutional Shares) ...........       (1,306,438)              --
                                                                             ---------------  ---------------
                 Fund share transactions:

                 Managed Shares:
                 Proceeds from shares sold ..............................      378,820,759      605,388,558
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions .......................          640,423        2,369,718
                 Cost of shares redeemed ................................     (368,394,901)    (580,696,936)
                                                                             ---------------  ---------------
                 Net increase (decrease) in net assets from Fund share
                    transactions ........................................       11,066,281       27,061,340
                                                                             ---------------  ---------------
                 Institutional Shares*:
                 Proceeds from shares sold ..............................      159,246,687               --
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions .......................           30,480               --
                 Cost of shares redeemed ................................      (65,571,803)              --
                                                                             ---------------  ---------------
                 Net increase (decrease) in net assets from Fund share
                    transactions ........................................       93,705,364               --
                                                                             ---------------  ---------------
                 Increase (decrease) in net assets ......................      104,771,645       27,061,340
                 Net assets at beginning of period ......................      165,453,389      138,392,049
                                                                             ---------------  ---------------
                 Net assets at end of period ............................     $270,225,034     $165,453,389
                                                                             ---------------  ---------------

* For the period August 4, 1997 (commencement of sale of Institutional Shares) to December 31, 1997.

    The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares
Financial Statements
Statements of Changes to Net Assets

Government Money Market Series

                                                                                Years Ended December 31,
Increase (Decrease) in Net Assets                                                 1997             1996
-----------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income ..................................     $  3,094,903     $  3,380,075
                                                                             ---------------  ---------------
                 Distributions to shareholders from:
                 Net investment income (Managed Shares) .................       (1,921,752)      (3,380,075)
                                                                             ---------------  ---------------
                 Net investment income (Institutional Shares) ...........       (1,173,151)              --
                                                                             ---------------  ---------------
                 Fund share transactions:

                 Managed Shares:
                 Proceeds from shares sold ..............................      204,615,796      475,466,734
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions .......................          426,890        2,288,409
                 Cost of shares redeemed ................................     (203,521,896)    (499,812,580)
                                                                             ---------------  ---------------
                 Net increase (decrease) in net assets from Fund share
                    transactions ........................................        1,520,790      (22,057,437)
                                                                             ---------------  ---------------
                 Institutional Shares*:
                 Proceeds from shares sold ..............................      115,334,278               --
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions .......................              449               --
                 Cost of shares redeemed ................................      (60,903,665)              --
                                                                             ---------------  ---------------
                 Net increase (decrease) in net assets from Fund share
                    transactions ........................................       54,431,062               --
                                                                             ---------------  ---------------
                 Increase (decrease) in net assets ......................       55,951,852      (22,057,437)
                 Net assets at beginning of period ......................       27,918,287       49,975,724
                                                                             ---------------  ---------------
                 Net assets at end of period ............................     $ 83,870,139     $ 27,918,287
                                                                             ---------------  ---------------

* For the period August 4, 1997 (commencement of sale of Institutional Shares) to December 31, 1997.

    The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares/Money Market Series
Financial Highlights

The following table includes selected data for a share of the Managed Shares class outstanding throughout each period and other performance information derived from the financial statements.

Managed Shares*

                                                             Years Ended December 31,
                                 1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of  ----------------------------------------------------------------------------------------
   period ....................  $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                               ----------------------------------------------------------------------------------------
Net investment income ........    .051     .049     .054     .038     .028     .037     .059     .076     .086     .070
Distributions from net
   investment
   income ....................   (.051)   (.049)   (.054)   (.038)   (.028)   (.037)   (.059)   (.076)   (.086)   (.070)
Net asset value, end of        ----------------------------------------------------------------------------------------
   period ....................  $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
-----------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) .........    5.21     4.97     5.57     3.86     2.81     3.74     6.07     7.92     8.93     7.21
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) ..............     369      431      372      367      324      305      347      385      331      389
Ratio of operating expenses,
   net to average daily net
   assets (%) ................     .49      .55      .55      .55      .55      .55      .55      .67      .72      .65
Ratio of operating expenses
   before expense reductions
   to average daily net
   assets (%) ................     .59      .62      .68      .68      .66      .64      .64      .70      .72      .65
Ratio of net investment income
   to average daily net
   assets (%) ................    5.00     4.86     5.45     3.84     2.78     3.76     5.93     7.64     8.56     6.95

(a) Total returns are higher due to maintenance of the Fund's expenses for the years ended December 31, 1990 to December 31, 1997.

* Effective July 7, 1997, Scudder Money Market Series (formerly known as the Managed Cash Fund) was divided into three classes, of which Scudder Money Market Managed Shares is one. Shares of the Fund outstanding on such date were redesignated as the Managed Shares of the Fund. The data set forth above reflects the investment performance of the Fund prior to such redesignation.

Scudder Institutional Shares/Money Market Series

The following table includes selected data for a share of the Institutional Shares class outstanding throughout the period and other performance information derived from the financial statements.

Institutional Shares

                                                                                          For the Period
                                                                                          August 4, 1997
                                                                                           (commencement
                                                                                            of sale of
                                                                                           Institutional
                                                                                            Shares) to
                                                                                         December 31, 1997
------------------------------------------------------------------------------------------------------------
                                                                                         ---------------
Net asset value, beginning of period .............................................            $1.000
                                                                                         ---------------
Net investment income ............................................................              .022
Distributions from net investment income .........................................             (.022)
                                                                                         ---------------
Net asset value, end of period ...................................................            $1.000
------------------------------------------------------------------------------------------------------------
Total Return (%) (a) .............................................................              2.25**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ...........................................               338
Ratio of operating expenses, net to average daily net assets (%) .................               .26*
Ratio of operating expenses before expense reductions, to average daily net
   assets (%) ....................................................................               .31*
Ratio of net investment income to average daily net assets (%) ...................              5.39*

(a)   Total return is higher due to maintenance of the Fund's expenses.
*     Annualized
**    Not annualized

Scudder Institutional Shares/Money Market Series

The following table includes selected data for a share of the Premium Money Market Shares class outstanding throughout the period and other performance information derived from the financial statements.

Premium Money Market Shares

                                                                                          For the Period
                                                                                           July 7, 1997
                                                                                           (commencement
                                                                                            of sale of
                                                                                        Premium Shares) to
                                                                                         December 31, 1997
------------------------------------------------------------------------------------------------------------
                                                                                         ---------------
Net asset value, beginning of period .............................................            $1.000
                                                                                         ---------------
Net investment income ............................................................              .026
Distributions from net investment income .........................................             (.026)
                                                                                         ---------------
Net asset value, end of period ...................................................            $1.000
------------------------------------------------------------------------------------------------------------
Total Return (%) (a) .............................................................              2.62**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ...........................................               335
Ratio of operating expenses, net to average daily net assets (%) .................               .38*
Ratio of operating expenses before expense reductions, to average daily net
   assets (%) ....................................................................               .43*
Ratio of net investment income to average daily net assets (%) ...................              5.50*

(a)   Total return is higher due to the maintenance of Fund expenses.
*     Annualized
**    Not annualized

Scudder Institutional Shares/Tax Free Money Market Series
Financial Highlights

The following table includes selected data for a share of the Managed Shares class outstanding throughout each period and other performance information derived from the financial statements.

Managed Shares*

                                                             Years Ended December 31,
                                 1997         1996      1995      1994      1993      1992      1991      1990      1989      1988
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of  ----------------------------------------------------------------------------------------------------
   period ...................   $1.000       $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000
                               ----------------------------------------------------------------------------------------------------
Net investment income .......     .030         .028      .032      .023      .018      .025      .042      .053      .057      .049
Distributions from net
   investment income
   and net realized
   capital gains ............    (.030)       (.028)    (.032)    (.023)    (.018)    (.025)    (.042)    (.053)    (.057)    (.049)
Net asset value,               ----------------------------------------------------------------------------------------------------
   end of period ............   $1.000       $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000
-----------------------------------------------------------------------------------------------------------------------------------
Total Return (%) ............     3.07(a)      2.88      3.30      2.29      1.85      2.56      4.20      5.47      5.91      4.98
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) .............      177          165       138       125       107        91       107       135       137       261
Ratio of operating expenses,
   net to average daily
   net assets (%) ...........      .65          .72       .79       .77       .78       .77       .75       .77       .76       .60
Ratio of operating expenses
   before expense reductions
   to average daily net
   assets (%) ...............      .74          .72       .79       .77       .78       .77       .75       .77       .76       .60
Ratio of net investment
   income to average
   daily net assets (%) .....     2.99         2.84      3.25      2.26      1.83      2.54      4.14      5.33      5.72      4.85

(a)   Total return is higher due to the maintenance of the Fund's expenses.
* Effective July 7, 1997, Scudder Tax Free Money Market Series (formerly known as Managed Tax-Free Fund) was divided into two classes, of which Scudder Tax Free Money Market Managed Shares is one. Shares of the Fund outstanding on such date were redesignated as the Managed Shares of the Fund. The data set forth above reflects the investment performance of the Fund prior to such redesignation.

Scudder Insitutional Shares/Tax Free Money Market Series

The following table includes selected data for a share of the Institutional Shares class outstanding throughout the period and other performance information derived from the financial statements.

Institutional Shares

                                                                                          For the Period
                                                                                          August 4, 1997
                                                                                           (commencement
                                                                                            of sale of
                                                                                           Institutional
                                                                                            Shares) to
                                                                                         December 31, 1997
------------------------------------------------------------------------------------------------------------
                                                                                         ---------------
Net asset value, beginning of period ............................................             $1.000
                                                                                         ---------------
Net investment income ...........................................................              0.014
Distributions from net income ...................................................             (0.014)
                                                                                         ---------------
Net asset value, end of period ..................................................             $1.000
------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ............................................................               1.40**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ..........................................                 94
Ratio of operating expenses, net to average daily net assets (%) ................                .37*
Ratio of operating expenses before expense reductions, to average daily net
   assets (%) ...................................................................                .46*
Ratio of net investment income to average daily net assets (%) ..................               3.36*

(a)   Total return is higher due to maintenance of the Fund's expenses.
*     Annualized
**    Not annualized

Scudder Institutional Shares/Government Money Market Series
Financial Highlights

The following table includes selected data for a share of the Managed Shares class outstanding throughout each period and other performance information derived from the financial statements.

Managed Shares*

                                                           Years Ended December 31,
                                1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of ----------------------------------------------------------------------------------------
   period ...................  $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                              ----------------------------------------------------------------------------------------
Net investment income .......    .049     .048     .054     .037     .026     .035     .056     .075     .084     .069
Distributions from net
   investment
   income ...................   (.049)   (.048)   (.054)   (.037)   (.026)   (.035)   (.056)   (.075)   (.084)   (.069)
Net asset value, end of       ----------------------------------------------------------------------------------------
   period ...................  $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
----------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ........    5.02     4.91     5.49     3.75     2.68     3.51     5.65     7.73     8.81     7.13
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) .............      29       28       50       69       92      151       87       82       64      409
Ratio of operating expenses,
   net to average daily net
   assets (%) ...............     .55      .55      .55      .55      .55      .55      .55      .73      .75      .69
Ratio of operating expenses
   before expense reductions,
   to average daily net
   assets (%) ...............     .84      .77      .86      .84      .77      .76      .80      .80      .80      .69
Ratio of net investment
   income to average daily
   net assets (%) ...........    4.93     4.81     5.36     3.61     2.65     3.39     5.54     7.48     8.42     6.83

(a) Total returns are higher, for the periods indicated, due to maintenance of the Fund's expenses, except for the year ended December 31, 1988.
* Effective July 7, 1997, Scudder Government Money Market Series (formerly known as the Managed Government Securities Fund) was divided into two classes, of which Scudder Government Money Market Managed Shares is one. Shares of the Fund outstanding on such date were redesignated as the Managed Shares of the Fund. The data set forth above reflects the investment performance of the Fund prior to such redesignation.

Scudder Institutional Shares/Government Money Market Series

The following table includes selected data for a share of the Institutional Shares class outstanding throughout the period and other performance information derived from the financial statements.

Institutional Shares

                                                                                          For the Period
                                                                                          August 4, 1997
                                                                                           (commencement
                                                                                            of sale of
                                                                                           Institutional
                                                                                            Shares) to
                                                                                         December 31, 1997
------------------------------------------------------------------------------------------------------------
                                                                                         ---------------
Net asset value, beginning of period ............................................             $1.000
                                                                                         ---------------
Net investment income ...........................................................               .022
Distributions from net investment income ........................................              (.022)
                                                                                         ---------------
Net asset value, end of period ..................................................             $1.000
------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ............................................................               2.17**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ..........................................                 54
Ratio of operating expenses, net to average daily net assets (%) ................                .31*
Ratio of operating expenses before expense reductions, to average daily net
   assets (%) ...................................................................                .46*
Ratio of net investment income to average daily net assets (%) ..................               5.21*

(a)   Total return is higher due to maintenance of the Fund's expenses.
*     Annualized
**    Not annualized

Scudder Institutional Shares

Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Fund, Inc. (the "Company") is an open-end diversified management investment company comprised of three diversified money market portfolios:
Scudder Money Market Series (formerly known as Managed Cash Fund), Scudder Tax Free Money Market Series (formerly known as Managed Tax Free Fund), and Scudder Government Money Market Series (formerly known as Managed Government Securities
Fund) (collectively, the "Funds"). The Board of Directors of the Company has approved a multi-class system for each Fund effective July 7, 1997, such that Scudder Tax Free Money Market Series and Scudder Government Money Market Series may offer two classes of shares, Institutional Class and Managed Class and Scudder Money Market Series may offer three classes of shares, Institutional Class, Managed Class and Premium Money Market Class.

Security Valuation. Each of the Funds values its investments using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market.

Federal Income Taxes. The Company's policy is to qualify each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable and tax-exempt income, including any realized net capital gains, to shareholders. Therefore, no Federal income tax provision is required.

Dividends. Dividends from net investment income are declared each business day to shareholders of record that day for payment on the first business day of the following month.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the repurchase price.

Other. Investment transactions are recorded on trade dates. Interest income, including the accretion or amortization of discount or premium, is recorded on the accrual basis. Discounts or premiums on securities purchased are accreted or amortized, respectively, on a straight line basis over the life of the respective securities. Distributions to shareholders are recorded on the ex-dividend dates.

                               B. Related Parties

Effective December 31, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") and The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. As a result of the transaction, Scudder changed its name to Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Adviser"). The transaction between Scudder and Zurich resulted in the termination of the Company's Investment Management Agreement with Scudder. However, a new Investment Management Agreement (the "Management Agreement") between the Company and Scudder Kemper was approved by the Company's Board of Directors and by the Company's Shareholders. The Management Agreement, which is effective December 31, 1997, is the same in all material respects as the corresponding previous Investment Management Agreement, except that Scudder Kemper is the new investment adviser to the Company.

The Company retains Scudder Kemper as investment manager for the Funds, pursuant to investment advisory agreements between Scudder Kemper and the Company on behalf of each such Fund. For the period January 1, 1997 through July 7, 1997, the Adviser received an investment management fee from each Fund at an annual rate of 0.40% for the first $1.5 billion of average daily net assets and 0.35% of such assets in excess of $1.5 billion. Through July 7, 1997, the Adviser agreed to waive a portion of its investment management fee for each of the Money Market Series and the Government Money Market Series to the extent necessary so that annualized expenses of each Fund would not exceed 0.55% of average daily net assets. Effective July 7, 1997, the Adviser receives an investment management fee at an annual rate of 0.25% of average daily net assets for each Fund. For the period July 7, 1997 to December 31, 1997, the Adviser has agreed to waive a portion of its investment management fee for each of the Money Market Series, Tax Free Money Market Series, and Government Money Market Series to the extent necessary so that the total annualized investment management fee of each Fund does not exceed 0.20%, 0.15%, and 0.10%, respectively.

For the year ended December 31, 1997, the Adviser did not impose fees of $374,936, $69,182, and $129,520 and did impose fees of $1,301,440, $337,288, and
$11,942, of which $123,101, $11,560, and $66,141, remain unpaid, for the Money
Market Series, Tax Free Money Market Series, and Government Money Market Series, respectively.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Funds. Each class of the Funds has entered into a Transfer Agency and Service Agreement with SSC. SSC receives account fees that vary according to the account size and type of account of the shareholders of the respective classes. For the year ended December 31, 1997 the following amounts were charged:

                                                                      Government
                            Money Market           Tax Free             Money
                            Money Market         Money Market           Market
                               Series                Series             Series

      Managed Class          $  192,796           $   32,322          $   43,655

      Institutional Class        23,214               23,214              23,214

      Premium Class              60,124                   --                  --
                             ----------           ----------          ----------
                             $  276,134           $   55,536          $   66,869
                             ==========           ==========          ==========

Each of the Funds has special arrangements with certain banks, institutions and other persons under which they receive compensation from the Funds and the Adviser for performing shareholder servicing functions for their customers who own shares in the Funds. Effective July 7, 1997, the Adviser has agreed to reimburse the Funds for amounts payable by the Scudder Managed Class Shares, such that the fees in basis points paid by the class will be no greater than the total transfer agent fee payable to SSC. For the period July 7, 1997 to December 31, 1997, the Adviser's reimbursement payable aggregated $84,364 for the Money Market Series, $51,279 for the Tax Free Money Market Series, and $17,786 for the Government Money Market Series.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records for the Funds. For the year ended December 31, 1997, the amount charged to the Funds by SFAC aggregated $109,482 for the Money Market Series, $56,782 for the Tax Free

Money Market Series, and $51,695 for the Government Money Market Series, of which $12,144, $5,092, and $2,677, respectively, remain unpaid at December 31, 1997.

The Company has a compensation arrangement under which payment of directors' fees may be deferred. Interest is accrued (based on the rate of return earned on the 90 day Treasury Bill as determined at the beginning of each calendar quarter) on the deferred balances and is included in "Directors' fees and expenses." The accumulated balance of deferred directors' fees and interest thereon relating to the Funds constituting the Company aggregated $224,106, an applicable portion of which is included in accrued expenses of each such Fund.

Other. Printing and postage expenses related to preparing and distributing material such as shareholder reports, prospectuses and proxy materials to current shareholders are charged to each class based on number of shareholder accounts. For the year ended December 31, 1997, the following amounts were paid:

                            Money Market           Tax Free         Government Money
                               Series            Money Market            Market
                                                    Series               Series
      Managed Class           $   26,866          $    4,782           $    4,782

      Institutional Class          7,749               2,530                2,530

      Premium Class               14,880                  --                   --
                              ----------          ----------           ----------
                              $   49,495          $    7,312           $    7,312
                              ==========          ==========           ==========

Report of Independent Accountants

To the Board of Directors and Shareholders of Scudder Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Government Money Market Series, Money Market Series and Tax Free Money Market Series (each a separate portfolio of Scudder Fund, Inc., hereafter referred to as the "Fund") at December 31, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures when confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


Price Waterhouse LLP
Boston, Massachusetts
February 23, 1998

Tax Information (Unaudited)

The total amount of dividends declared in 1997 by each of the Government Money Market Series Portfolio and Money Market Series Portfolio of Scudder Fund, Inc. are taxable as ordinary dividend income for Federal income tax purposes. None of this amount qualifies for the dividends received deduction available to corporations.

All of the dividends from the Tax Free Money Market Series Portfolio declared in 1997 are exempt from Federal income tax. However, in accordance with the Internal Revenue Code, you are required to report them on your 1997 Federal income tax return.

Although dividend income from the Tax Free Money Market Series Portfolio is exempt from Federal taxation, it may not be exempt from state or local taxation. You should consult your tax advisor as to the state and local tax status of the dividends you received.

                           Stockholder Meeting Results

                               Money Market Series

A Special Meeting of Stockholders (the "Meeting") of the Scudder Money Market Series of Scudder Institutional Shares (the "Fund") was held on October 23, 1997, at the offices of Scudder Kemper Investments, Inc. (formerly Scudder, Stevens & Clark, Inc.), 25th Floor, 345 Park Avenue (at 51st Street), New York, New York 10154. The following matters were voted upon by the stockholders (the resulting votes for each matter are presented below).

1. To approve the new Investment Management Agreement between the Fund and Scudder Kemper Investments, Inc.


                                Number of Votes:
                                ----------------

          For            Against         Abstain        Broker Non-Votes*
          ---            -------         -------        -----------------

      315,119,454           0               0                   0

2.    To elect Directors.


                                                 Number of Votes:
                                                 ----------------

              Director                    For                      Withheld
              --------                    ---                      --------

 Dr. Rosita P. Chang                  315,119,454                     0

 Edgar R. Fiedler                     315,119,454                     0

 Peter B. Freeman                     315,119,454                     0

 Dr. J. D. Hammond                    315,119,454                     0

 Richard M. Hunt                      315,119,454                     0

3. To approve the Board's discretionary authority to convert the Fund to a master/feeder fund structure through a sale or transfer of assets or otherwise.


                                Number of Votes:
                                ----------------

          For              Against      Abstain        Broker Non-Votes*
          ---              -------      -------        -----------------

      282,519,764        32,599,690        0                   0

4. To approve the revision of certain fundamental investment policies.


                                                                            Number of Votes:
                                                                            ----------------

              Fundamental Policies                     For            Against           Abstain       Broker Non-Votes*
              --------------------                     ---            -------           -------       -----------------

       4.1  Diversification                        282,519,764       32,599,690            0                  0

       4.2  Borrowing                              282,519,764       32,599,690            0                  0

       4.3  Senior securities                      282,519,764       32,599,690            0                  0

       4.4  Concentration                          282,519,764       32,599,690            0                  0

       4.5  Underwriting of securities             282,519,764       32,599,690            0                  0

       4.6  Investment in real estate              282,519,764       32,599,690            0                  0

       4.7  Purchase of physical commodities       282,519,764       32,599,690            0                  0

       4.8  Loans                                  282,519,764       32,599,690            0                  0

       4.9  Equity or convertible securities       282,519,764       32,599,690            0                  0

       4.10 Exercising control or management       282,519,764       32,599,690            0                  0

       4.11 Restricted securities                  282,519,764       32,599,690            0                  0

       4.12 10% of total assets in illiquid        282,519,764       32,599,690            0                  0
            securities

       4.13 Purchase on margin or short sales      282,519,764       32,599,690            0                  0

       4.14 Puts, calls, warrants, or options      282,519,764       32,599,690            0                  0

       4.15 Pledging or mortgaging assets          282,519,764       32,599,690            0                  0

5. To ratify the selection of Price Waterhouse LLP as the Fund's independent accountants.


                                 Number of Votes:
                                 ----------------

            For                       Against                    Abstain
            ---                       -------                    -------

        315,119,454                      0                          0

* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

                           Stockholder Meeting Results

                          Tax Free Money Market Series

A Special Meeting of Stockholders (the "Meeting") of the Scudder Tax Free Money Market Series of Scudder Institutional Shares (the "Fund") was held on October 23, 1997, at the offices of Scudder Kemper Investments, Inc. (formerly Scudder, Stevens & Clark, Inc.), 25th Floor, 345 Park Avenue (at 51st Street), New York, New York 10154. The following matters were voted upon by the stockholders (the resulting votes for each matter are presented below).

1. To approve the new Investment Management Agreement between the Fund and Scudder Kemper Investments, Inc.


                                Number of Votes:
                                ----------------

         For            Against          Abstain       Broker Non-Votes*
         ---            -------          -------       -----------------

      90,044,677           0                0                  0

2.    To elect Directors.


                                                  Number of Votes:
                                                  ----------------

              Director                     For                      Withheld
              --------                     ---                      --------

 Dr. Rosita P. Chang                    90,044,677                     0

 Edgar R. Fiedler                       90,044,677                     0

 Peter B. Freeman                       90,044,677                     0

 Dr. J. D. Hammond                      90,044,677                     0

 Richard M. Hunt                        90,044,677                     0

3. To approve the Board's discretionary authority to convert the Fund to a master/feeder fund structure through a sale or transfer of assets or otherwise.


                                Number of Votes:
                                ----------------

         For           Against           Abstain       Broker Non-Votes*
         ---           -------           -------       -----------------

      90,044,677          0                 0                  0

4. To approve the revision of certain fundamental investment policies.


                                                                            Number of Votes:
                                                                            ----------------

              Fundamental Policies                     For            Against           Abstain       Broker Non-Votes*
              --------------------                     ---            -------           -------       -----------------

       4.1  Diversification                        90,044,677            0                 0                  0

       4.2  Borrowing                              90,044,677            0                 0                  0

       4.3  Senior securities                      90,044,677            0                 0                  0

       4.4  Concentration                          90,044,677            0                 0                  0

       4.5  Underwriting of securities             90,044,677            0                 0                  0

       4.6  Investment in real estate              90,044,677            0                 0                  0

       4.7  Purchase of physical commodities       90,044,677            0                 0                  0

       4.8  Loans                                  90,044,677            0                 0                  0

       4.9  Equity or convertible securities       90,044,677            0                 0                  0

       4.10 Exercising control or management       90,044,677            0                 0                  0

       4.11 Restricted securities                  90,044,677            0                 0                  0

       4.12 10% of total assets in illiquid        90,044,677            0                 0                  0
            securities

       4.13 Purchase on margin or short sales      90,044,677            0                 0                  0

       4.14 Puts, calls, warrants, or options      90,044,677            0                 0                  0

       4.15 Pledging or mortgaging assets          90,044,677            0                 0                  0

5. To ratify the selection of Price Waterhouse LLP as the Fund's independent accountants.


                                 Number of Votes:
                                 ----------------

            For                       Against                    Abstain
            ---                       -------                    -------

         90,044,677                      0                          0

* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

                           Stockholder Meeting Results

                         Government Money Market Series

A Special Meeting of Stockholders (the "Meeting") of the Scudder Government Money Market Series of Scudder Institutional Shares (the "Fund") was held on October 23, 1997, at the offices of Scudder Kemper Investments, Inc. (formerly Scudder, Stevens & Clark, Inc.), 25th Floor, 345 Park Avenue (at 51st Street), New York, New York 10154. The following matters were voted upon by the stockholders (the resulting votes for each matter are presented below).

1. To approve the new Investment Management Agreement between the Fund and Scudder Kemper Investments, Inc.


                                Number of Votes:
                                ----------------

         For           Against           Abstain       Broker Non-Votes*
         ---           -------           -------       -----------------

      51,788,981          0                 0                  0

2.    To elect Directors.


                                                 Number of Votes:
                                                 ----------------

              Director                    For                     Withheld
              --------                    ---                     --------

 Dr. Rosita P. Chang                   51,788,981                     0

 Edgar R. Fiedler                      51,788,981                     0

 Peter B. Freeman                      51,788,981                     0

 Dr. J. D. Hammond                     51,788,981                     0

 Richard M. Hunt                       51,788,981                     0

3. To approve the Board's discretionary authority to convert the Fund to a master/feeder fund structure through a sale or transfer of assets or otherwise.


                                Number of Votes:
                                ----------------

         For           Against           Abstain       Broker Non-Votes*
         ---           -------           -------       -----------------

      51,788,981          0                 0                  0

4. To approve the revision of certain fundamental investment policies.


                                                                            Number of Votes:
                                                                            ----------------

              Fundamental Policies                     For            Against           Abstain       Broker Non-Votes*
              --------------------                     ---            -------           -------       -----------------

       4.1  Diversification                        51,788,981            0                 0                  0

       4.2  Borrowing                              51,788,981            0                 0                  0

       4.3  Senior securities                      51,788,981            0                 0                  0

       4.4  Concentration                          51,788,981            0                 0                  0

       4.5  Underwriting of securities             51,788,981            0                 0                  0

       4.6  Investment in real estate              51,788,981            0                 0                  0

       4.7  Purchase of physical commodities       51,788,981            0                 0                  0

       4.8  Loans                                  51,788,981            0                 0                  0

       4.9  Equity or convertible securities       51,788,981            0                 0                  0

       4.10 Exercising control or management       51,788,981            0                 0                  0

       4.11 Restricted securities                  51,788,981            0                 0                  0

       4.12 10% of total assets in illiquid        51,788,981            0                 0                  0
            securities

       4.13 Purchase on margin or short sales      51,788,981            0                 0                  0

       4.14 Puts, calls, warrants, or options      51,788,981            0                 0                  0

       4.15 Pledging or mortgaging assets          51,788,981            0                 0                  0

5. To ratify the selection of Price Waterhouse LLP as the Fund's independent accountants.


                                 Number of Votes:
                                 ----------------

            For                       Against                    Abstain
            ---                       -------                    -------

         51,788,981                      0                          0

* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

                                    This Page
                                  Intentionally
                                   Left Blank

About the Fund's Adviser

Scudder Kemper Investments, Inc., is one of the largest and most experienced investment management organizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded 79 years ago as one of the nation's first investment counsel organizations, joined the Zurich Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Group. The Zurich Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.


This information must be preceded or accompanied by a current prospectus.


Portfolio changes should not be considered recommendations for action by individual investors.


SCUDDER        (logo)

                               SCUDDER FUND, INC.

                           PART C. - OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

            a.    Financial Statements

                  Included in Part A of this Registration Statement for the Managed Shares

                        For Scudder Money Market Series
                        For Scudder Tax Free Money Market Series
                        For Scudder Government Money Market Series

                        Financial Highlights for the ten fiscal years ended December 31, 1997

                  Included in Part A of this Registration Statement for the Institutional Shares

                        For Scudder Money Market Series
                        For Scudder Tax Free Money Market Series
                        For Scudder Government Money Market Series

                        Financial Highlights for the period August 4, 1997 (commencement of sale of Institutional shares) to December 31, 1997

                  Included in Part A of this Registration Statement for the Premium Shares

                        For Scudder Money Market Series

                        Financial Highlights for the period August 4, 1997 (commencement of sale of Premium shares) to December 31, 1997

                  Included in Part B of this Registration Statement

                        For Scudder Money Market Series
                        For Scudder Tax Free Money Market Series
                        For Scudder Government Money Market Series

                        Statement of Net Assets as of December 31, 1997 Statement of Operations for the fiscal year ended December 31, 1997
                        Statements of Changes in Net Assets for the two fiscal years ended December 31, 1996 and 1997 Financial Highlights for the five fiscal years ended December 31, 1997
                        Notes to Financial Statements
                        Report of Independent Accountants
                        To be filed by amendment

             b.    Exhibits

                   1.    (a)         Articles of Incorporation dated June 16,
                                     1982.
                                     (Incorporated by reference to
                                     Post-Effective Amendment No. 21 to this
                                     Registration Statement.)

                         (b) Articles Supplementary dated April 28, 1987 (Incorporated by reference to Post-Effective Amendment No. 25 to this Registration Statement.)


                                Part C - Page 1

                         (c) Articles of Merger dated April 28, 1987 (Incorporated by reference to
                                     Post-Effective Amendment No. 25 to this
                                     Registration Statement.)

                         (d) Articles Supplementary dated February 20, 1991 (Incorporated by reference to Post-Effective Amendment No. 25 to this Registration Statement.)

                         (e) Articles of Transfer dated December 27, 1991 (Incorporated by reference to Post-Effective Amendment No. 25 to this Registration Statement.)

                         (f) Articles Supplementary dated February 7, 1992 (Incorporated by reference to Post-Effective Amendment No. 25 to this Registration Statement.)

                         (g) Articles of Amendment dated October 14, 1992 (Incorporated by reference to Post-Effective Amendment No. 25 to this Registration Statement.)

                         (h) Articles Supplementary for Managed Intermediate Government Fund dated January 18, 1993, (Incorporated by reference to Post-Effective Amendment No. 25 to this Registration Statement.)

                         (i) Articles Supplementary dated April 24, 1995 (Incorporated by reference to Post-Effective Amendment No. 25 to this Registration Statement.)

                         (j)         Articles Supplementary dated January 25,
                                     1996.
                                     (Incorporated by reference to Exhibit
                                     1(h) to Post-Effective Amendment No. 21
                                     to this Registration Statement.)

                         (k)         Articles of Amendment dated June 12,
                                     1997.
                                     (Incorporated by reference to Exhibit
                                     1(i) to Post-Effective Amendment No. 24
                                     to this Registration Statement.)

                         (l)         Articles Supplementary dated June 12,
                                     1997.
                                     (Incorporated by reference to Exhibit
                                     1(j) to Post-Effective Amendment No. 24
                                     to this Registration Statement.)

                   2.    (a)         By-laws as amended through October 24,
                                     1991 (Incorporated by reference to
                                     Post-Effective Amendment No. 25 to this
                                     Registration Statement.)

                         (b)         By-laws as amended through July 20, 1995.
                                     (Incorporated by reference to
                                     Post-Effective Amendment No. 21 to this
                                     Registration Statement.)

                         (c)         By-laws as amended through October 24,
                                     1996.
                                     (Incorporated by reference to
                                     Post-Effective Amendment No. 22 to this
                                     Registration Statement.)

                   3.                Not applicable.

                   4.                Form of stock certificate.
                                     (Incorporated by reference to Exhibit 4
                                     to Pre-Effective Amendment No. 1 to this
                                     Registration Statement filed September
                                     28, 1982 and to Post-Effective Amendment
                                     No. 7 to this Registration Statement
                                     filed March 3, 1988.)

                   5.    (a)(1)      Investment Advisory Agreement on behalf
                                     of Managed Government Securities Fund
                                     dated May 1, 1989 (Incorporated by
                                     reference to Post-Effective Amendment
                                     No. 25 to this Registration Statement.)


                                Part C - Page 2

                         (a)(2) Investment Advisory Agreement on behalf of Managed Cash Fund dated May 1, 1989 (Incorporated by reference to
                                     Post-Effective Amendment No. 25 to this
                                     Registration Statement.)

                         (a)(3) Investment Advisory Agreement on behalf of Managed Tax-Free Fund dated May 1, 1989 (Incorporated by reference to Post-Effective Amendment No. 25 to this Registration Statement.)

                         (a)(4) Form of Investment Advisory Agreement on behalf of Managed Federal Securities Fund dated May 1, 1991 (Incorporated by reference to Post-Effective Amendment No. 25 to this Registration Statement.)

                         (a)(5) Investment Advisory Agreement on behalf of Managed Intermediate Government Fund dated January 18, 1993 (Incorporated by reference to Post-Effective Amendment No. 25 to this Registration Statement.)

                         (a)(6) Investment Advisory Agreement on behalf of Scudder Money Market Series (Formerly Known As Managed Cash Fund) dated July 7, 1997.
                                     (Incorporated by reference to Exhibit
                                     5(a)(ix) to Post-Effective Amendment No.
                                     24 to this Registration Statement.)

                         (a)(7) Investment Advisory Agreement on behalf of Scudder Tax Free Money Market Series (Formerly Known As Managed Tax Free
                                     Fund) dated July 7, 1997.
                                     (Incorporated by reference to Exhibit
                                     5(a)(x) to Post-Effective Amendment No.
                                     24 to this Registration Statement.)

                         (a)(8) Investment Advisory Agreement on behalf of Scudder Government Money Market Series (Formerly Known As Managed Government Securities Fund) dated July 7, 1997.
                                     (Incorporated by reference to Exhibit
                                     5(a)(xi) to Post-Effective Amendment No.
                                     24 to this Registration Statement.)

                         (a)(9) Investment Advisory Agreement between the Registrant on behalf of Scudder Money Market Series (Formerly Known As Managed Cash Fund) and Scudder Kemper Investments dated December 31, 1997. (Incorporated by reference to
                                     Post-Effective Amendment No. 26 to this
                                     Registration Statement.)

                         (a)(10) Investment Advisory Agreement between the Registrant on behalf of Scudder Tax Free Money Market Series (Formerly Known As Managed Tax Free Fund) and Scudder Kemper Investments dated December 31, 1997.
                                     (Incorporated by reference to
                                     Post-Effective Amendment No. 26 to this
                                     Registration Statement.)

                         (a)(11) Investment Advisory Agreement between the Registrant on behalf of Scudder Government Money Market Series (Formerly Known As Managed Government Securities
                                     Fund) Scudder Kemper Investments dated
                                     December 31, 1997.
                                     (Incorporated by reference to
                                     Post-Effective Amendment No. 26 to this
                                     Registration Statement.)

                   7.                Not Applicable.


                                Part C - Page 3

                   8.    (a)         Form of Custodian Agreement
                                     (Incorporated by reference to
                                     Post-Effective Amendment No. 25 to this
                                     Registration Statement.)

                         (b) Transfer Agency Agreement dated January 1, 1990 (Incorporated by reference to Post-Effective Amendment No. 25 to this Registration Statement.)

                         (b)(1)      Fee schedule for Exhibit 8(b).
                                     (Incorporated by reference to
                                     Post-Effective Amendment No. 21 to this
                                     Registration Statement.)

                         (b)(2)      Scudder Service Corporation Fee
                                     Information for Services Provided under
                                     Transfer Agency and Service Agreement
                                     dated July 7, 1997.
                                     (Incorporated by reference to
                                     Post-Effective Amendment No. 24 to this
                                     Registration Statement.)

                         (c)(1) Custodian Agreement with State Street London Limited dated November 13, 1985 (Incorporated by reference to
                                     Post-Effective Amendment No. 25 to this
                                     Registration Statement.)

                         (c)(2) Sub-Custodian Arrangement with Bankers Trust (August 1986) (Incorporated by reference to Post-Effective Amendment No. 25 to this Registration Statement.)

                         (c)(3) Sub-Custodian Agreement with Bankers Trust Company (August 15, 1989) (Incorporated by reference to
                                     Post-Effective Amendment No. 25 to this
                                     Registration Statement.)

                         (c)(4) Sub-Custodian Agreement with Irving Trust Company as amended February 6, 1990 (Incorporated by reference to Post-Effective Amendment No. 25 to this Registration Statement.)

                         (c)(5)      Fee Schedule for Exhibit 8(a).
                                     (Incorporated by reference to Exhibit
                                     8(c)(v) to Post-Effective Amendment No.
                                     20 filed on April 28, 1995.)

                   9.    (b)(1)      Fund Accounting Services Agreement
                                     between the Registrant, on behalf of
                                     Managed Cash Fund, and Scudder Fund
                                     Accounting Corporation dated August 1,
                                     1994.
                                     (Incorporated by reference to
                                     Post-Effective Amendment No. 20 filed on
                                     April 28, 1995.)

                         (b)(2) Fund Accounting Services Agreement between the Registrant, on behalf of Managed Federal Securities Fund, and Scudder Fund Accounting Corporation dated August 1, 1994
                                     (Incorporated by reference to
                                     Post-Effective Amendment No. 20 filed on
                                     April 28, 1995.)

                         (b)(3) Fund Accounting Services Agreement between the Registrant, on behalf of Managed Government Securities Fund, and Scudder Fund Accounting Corporation dated August 1, 1994.
                                     (Incorporated by reference to
                                     Post-Effective Amendment No. 20 filed on
                                     April 28, 1995.)


                                Part C - Page 4

                         (b)(4) Fund Accounting Services Agreement between the Registrant, on behalf of Managed Tax-Free Fund, and Scudder Fund Accounting Corporation dated August 18, 1994.
                                     (Incorporated by reference to
                                     Post-Effective Amendment No. 20 filed on
                                     April 28, 1995.)

                         (b)(5) Fund Accounting Services Agreement between the Registrant, on behalf of Managed Intermediate Government Fund, and Scudder Fund Accounting Corporation dated September 22, 1994.
                                     (Incorporated by reference to
                                     Post-Amendment No. 20 filed on April 28,
                                     1995.)

                         (b)(6) Fund Accounting Fee Schedule between the Registrant and Scudder Fund Accounting Corp. dated July 7, 1997.
                                     (Incorporated by reference to
                                     Post-Effective Amendment No. 24 to this
                                     Registration Statement).

                   10.               Inapplicable.

                   11. Consent of Independent Auditors is filed herein.

                   12.               Inapplicable.

                   13.               Inapplicable

                   14.   (a)         Individual Retirement Account Prototype
                                     (Incorporated by reference to
                                     Post-Effective Amendment No. 25 to this
                                     Registration Statement.)

                         (b) Self-Employed Individuals Retirement Plan Prototype (Incorporated by reference to Post-Effective Amendment No. 25 to this Registration Statement.)

                         (c) Scudder Roth IRA Custodian Disclosure Statement and Plan Agreement
                                     (Incorporated by reference to
                                     Post-Effective Amendment No. 26 to this
                                     Registration Statement.)

                   15.               Inapplicable.

                   16.   (a)         Schedules for Computations of
                                     Performance Quotations (Incorporated by
                                     reference to Post-Effective Amendment
                                     No. 25 to this Registration Statement.)

                         (b)         Schedules for Computations of
                                     Performance Quotations.
                                     (Incorporated by reference to Exhibit
                                     16(c) to Post-Effective Amendment No. 20 to this Registration Statement filed on April 28, 1995.)

                   17.               Financial Data Schedules.

                   18.               Plan pursuant to Rule 18f-3
                                     (Incorporated by reference to
                                     Post-Effective Amendment No. 25 to this
                                     Registration Statement.)

Power of attorney for Dr. Rosita Chang, Dr. J.D. Hammond, Richard M. Hunt, Edgar R. Fiedler, Daniel Pierce and Peter B. Freeman are (Incorporated by reference to Post-Effective Amendment No. 25 to this Registration Statement.)


                                Part C - Page 5

Item 25.    Persons Controlled by or under Common Control with Registrant.

            No person is controlled by or under common control with the Registrant.

Item 26.    Number of Holders of Securities.

            Set forth below is a table showing the number of record holders of each class of securities of Scudder Fund, Inc. as of April 27, 1998.

                             (1)                                 (2)
                        Title of Class             Number of Record Shareholders
                        --------------             -----------------------------

            Scudder Money Market Series:
                Premium Money Market Shares                     3,934
                Managed Money Market Shares                     1,474
                Institutional Money Market Shares                  36
            Scudder Tax Free Money Market Series:
                Tax Free Managed Shares                           148
                Tax Free Institutional Shares                      11
            Scudder Government Money Market
            Series:
                Government Managed Shares                         260
                Government Institutional Shares                     6

Item 27.    Indemnification.

            As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940, as amended (the "1940 Act"), pursuant to Article IV of the Registrant's By-Laws (filed as Exhibit No. 2 to the Registration Statement), officers, directors, employees and representatives of the Funds may be indemnified against certain liabilities in connection with the Funds, and pursuant to Section 12 of the Underwriting Agreement dated January 18, 1989 (filed as Exhibit No. 6(b) to the Registration Statement), Scudder Investor Services, Inc. (formerly "Scudder Fund Distributors, Inc."), as principal underwriter of the Registrant, may be indemnified against certain liabilities that it may incur. Said Article IV of the By-Laws and
            Section 12 of the Underwriting Agreement are hereby incorporated by reference in their entirety.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.    Business or Other Connections of Investment Adviser

            Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.


                                Part C - Page 6

                      Business and Other Connections of Board
         Name         of Directors of Registrant's Adviser
         ----         ------------------------------------

Stephen R. Beckwith   Treasurer and Chief Financial Officer, Scudder
                          Kemper Investments, Inc.**
                      Vice President and Treasurer, Scudder Fund
                          Accounting Corporation*
                      Director, Scudder Stevens & Clark Corporation**
                      Director and Chairman, Scudder Defined Contribution
                          Services, Inc.**
                      Director and President, Scudder Capital Asset
                          Corporation**
                      Director and President, Scudder Capital Stock
                          Corporation**
                      Director and President, Scudder Capital Planning
                          Corporation**
                      Director and President, SS&C Investment Corporation**
                      Director and President, SIS Investment Corporation**
                      Director and President, SRV Investment Corporation**

Lynn S. Birdsong      Director and Vice President, Scudder Kemper
                          Investments, Inc.**
                      Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

Laurence W. Cheng     Director, Scudder Kemper Investments, Inc.**
                      Member, Corporate Executive Board, Zurich Insurance
                          Company of Switzerland##
                      Director, ZKI Holding Corporation xx

Steven Gluckstern     Director, Scudder Kemper Investments, Inc.**
                      Member, Corporate Executive Board, Zurich Insurance
                          Company of Switzerland##
                      Director, Zurich Holding Company of America(o)

Rolf Huppi            Director, Chairman of the Board, Scudder Kemper
                          Investments, Inc.**
                      Member, Corporate Executive Board, Zurich Insurance
                          Company of Switzerland##
                      Director, Chairman of the Board, Zurich Holding
                          Company of America(o)
                      Director, ZKI Holding Corporation xx

Kathryn L. Quirk      Director, Chief Legal Officer, Chief Compliance
                          Officer and Secretary, Scudder Kemper
                          Investments, Inc.**
                      Director, Senior Vice President & Assistant Clerk,
                          Scudder Investor Services, Inc.*
                      Director, Vice President & Secretary, Scudder Fund
                          Accounting Corporation*
                      Director, Vice President & Secretary, Scudder Realty
                          Holdings Corporation*
                      Director & Assistant Clerk, Scudder Service
                          Corporation*
                      Director, SFA, Inc.*
                      Vice President, Director & Assistant Secretary,
                          Scudder Precious Metals, Inc.***
                      Director, Scudder, Stevens & Clark Japan, Inc.***
                      Director, Vice President and Secretary, Scudder,
                          Stevens & Clark of Canada, Ltd.***
                      Director, Vice President and Secretary, Scudder
                          Canada Investor Services Limited***
                      Director, Vice President and Secretary, Scudder
                          Realty Advisers, Inc. x
                      Director and Secretary, Scudder, Stevens & Clark
                          Corporation**
                      Director and Secretary, Scudder, Stevens & Clark
                          Overseas Corporation(oo)
                      Director and Secretary, SFA, Inc.*
                      Director, Vice President and Secretary, Scudder
                          Defined Contribution Services, Inc.**
                      Director, Vice President and Secretary, Scudder
                          Capital Asset Corporation**
                      Director, Vice President and Secretary, Scudder
                          Capital Stock Corporation**
                      Director, Vice President and Secretary, Scudder
                          Capital Planning Corporation**
                      Director, Vice President and Secretary, SS&C
                          Investment Corporation**
                      Director, Vice President and Secretary, SIS
                          Investment Corporation**
                      Director, Vice President and Secretary, SRV
                          Investment Corporation**
                      Director, Vice President and Secretary, Scudder
                          Brokerage Services, Inc.*
                      Director, Korea Bond Fund Management Co., Ltd.+


                                Part C - Page 7

Markus Rohrbasser     Director, Scudder Kemper Investments, Inc.**
                      Member Corporate Executive Board, Zurich Insurance
                          Company of Switzerland##
                      President, Director, Chairman of the Board, ZKI
                          Holding Corporation xx

Cornelia M. Small     Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani     Director, President and Chief Executive Officer,
                          Scudder Kemper Investments, Inc.**
                      Director, Scudder, Stevens & Clark Japan, Inc.###
                      President and Director, Scudder, Stevens & Clark
                          Overseas Corporation(oo)
                      President and Director, Scudder, Stevens & Clark
                          Corporation**
                      Director, Scudder Realty Advisors, Inc.x
                      Director, IBJ Global Investment Management S.A.
                          Luxembourg, Grand-Duchy of Luxembourg

      *     Two International Place, Boston, MA
      x     333 South Hope Street, Los Angeles, CA
      **    345 Park Avenue, New York, NY
            Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
      #     Luxembourg B 34.564
      ***   Toronto, Ontario, Canada
      xxx   Grand Cayman, Cayman Islands, British West Indies
      (oo)  20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
      ###   1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
      xx    222 S. Riverside, Chicago, IL
      (o)   Zurich Towers, 1400 American Ln., Schaumburg, IL
            P.O. Box 309, Upland House, S. Church St., Grand Cayman,
      +     British West Indies
      ##    Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 29.          Principal Underwriters.

      (a)

      Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

      (b)

      The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this
      Item 29.

      (1)                        (2)                              (3)

                                                                  Positions and
      Name and Principal         Position and Offices with        Offices with
      Business Address           Scudder Investor Services, Inc.  Registrant
      ----------------           -------------------------------  ----------

      William S. Baughman        Vice President                   None
      Two International Place
      Boston, MA 02110

      Lynn S. Birdsong           Senior Vice President            None
      345 Park Avenue
      New York, NY 10154


                                Part C - Page 8

                                                                  Positions and
      Name and Principal         Position and Offices with        Offices with
      Business Address           Scudder Investor Services, Inc.  Registrant
      ----------------           -------------------------------  ----------

      Mary Elizabeth Beams       Vice President                   None
      Two International Place
      Boston, MA 02110

      Mark S. Casady             Director, President and          None
      Two International Place    Assistant Treasurer
      Boston, MA  02110

      Linda Coughlin             Director and Senior Vice         None
      Two International Place    President
      Boston, MA  02110

      Richard W. Desmond         Vice President                   None
      345 Park Avenue
      New York, NY  10154

      Paul J. Elmlinger          Senior Vice President and        None
      345 Park Avenue            Assistant Clerk
      New York, NY  10154

      Philip S. Fortuna          Vice President                   None
      101 California Street
      San Francisco, CA 94111

      William F. Glavin          Vice President                   None
      Two International Place
      Boston, MA 02110

      Margaret D. Hadzima        Assistant Treasurer              None
      Two International Place
      Boston, MA  02110

      Thomas W. Joseph           Director, Vice President,        Vice President and
      Two International Place    Treasurer                        Assistant Secretary
      Boston, MA 02110           and Assistant Clerk

      Thomas F. McDonough        Clerk                            Vice President,
      Two International Place                                     Secretary and
      Boston, MA 02110                                            Treasurer

      Daniel Pierce              Director, Vice President         President
      Two International Place    and Assistant Treasurer
      Boston, MA 02110

      Kathryn L. Quirk           Director, Senior Vice President  Vice President
      345 Park Avenue            and Assistant Clerk
      New York, NY  10154


                                Part C - Page 9

                                                                  Positions and
      Name and Principal         Position and Offices with        Offices with
      Business Address           Scudder Investor Services, Inc.  Registrant
      ----------------           -------------------------------  ----------

      Robert A. Rudell           Vice President                   None
      Two International Place
      Boston, MA 02110

      William M. Thomas          Vice President                   None
      Two International Place
      Boston, MA 02110

      Benjamin Thorndike         Vice President                   None
      Two International Place
      Boston, MA 02110

      Sydney S. Tucker           Vice President                   None
      Two International Place
      Boston, MA 02110

      Linda J. Wondrack          Vice President                   None
      Two International Place
      Boston, MA  02110

      (c)

               (1)                (2)              (3)              (4)             (5)
                           Net Underwriting   Compensation on
        Name of Principal    Discounts and      Redemptions       Brokerage         Other
           Underwriter        Commissions     and Repurchases    Commissions    Compensation
           -----------        -----------     ---------------    -----------    ------------

         Scudder Investor         None            None             None            None
          Services, Inc.

Item 30.    Location of Accounts and Records.

            Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of the Custodian, the Transfer Agent, the Distributor or the Registrant. Documents required by paragraphs
            (b)(4), (5), (6), (7), (9), (10), and (11) and (f) of Rule 31a-1
            (the "Rule"), will be kept at the offices of the Registrant, 345 Park Avenue, New York, New York; certain documents required to be kept under paragraphs (b)(1) and (b)(2)(iv) of the Rule will be kept at the offices of Scudder Service Corporation, Two International Place, Boston, Massachusetts 02110-4103; documents required to be kept under paragraph (d) of the Rule will be kept at the offices of Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103; and the remaining accounts, books and other documents required by the Rule will be kept at State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171.

Item 31.    Management Services.

            Inapplicable.

Item 32.    Undertakings.

            Inapplicable.


                                Part C - Page 10

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 15th day of April, 1998.


                                     SCUDDER FUND, INC.


                                     By /s/Thomas F. McDonough
                                        --------------------------------
                                         Thomas F. McDonough
                                         Treasurer, Vice President and Secretary
                                         (Principal Financial Officer)


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                             TITLE                             DATE


/s/Dr. Rosita Chang
------------------------------------------
Dr. Rosita Chang*                                     Director                          April 15, 1998


/s/Dr. J.D. Hammond
------------------------------------------
Dr. J.D. Hammond*                                     Director                          April 15, 1998


/s/Richard M. Hunt
------------------------------------------
Richard M. Hunt*                                      Director                          April 15, 1998


/s/Edgar R. Fiedler
------------------------------------------
Edgar R. Fiedler*                                     Director                          April 15, 1998


/s/Peter B. Freeman
------------------------------------------
Peter B. Freeman*                                     Director                          April 15, 1998


/s/Daniel Pierce
------------------------------------------
Daniel Pierce*                                        President (Principal              April 15, 1998
                                                      Executive Officer)


*By: /s/Thomas F. McDonough
     ----------------------
         Thomas F. McDonough**

**       Attorney-in-fact pursuant to a power of
         attorney contained in the signature page of Post Effective Amendment No. 25.

                                                               File No. 2-78122
                                                               File No. 811-3495

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 27

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 23

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940

                               SCUDDER FUND, INC.

                               SCUDDER FUND, INC.

                                  EXHIBIT INDEX

                                   Exhibit 11
                                   Exhibit 17